UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Lithium & Battery Tech ETF

Ticker: LIT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Lithium & Battery Tech ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lit/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Lithium & Battery Tech ETF	$72	0.75%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2024 (the "reporting period"), the Fund decreased 7.04%, while the Secondary Index decreased 6.74%. The Fund had a net asset value of $47.33 per share on October 31, 2023, and ended the reporting period with a net asset value of $43.42 per share on October 31, 2024.

During the reporting period, the highest returns came from TDK Corporation and SUNWODA Electronic Co., Ltd. Class A, which returned 67.27% and 45.67% respectively. The worst performers were Core Lithium Ltd and Sayona Mining Ltd., which returned -68.39% and -53.10%, respectively.

During the reporting period, the Fund recorded negative performance driven by low lithium prices, a symptom of market oversupply. This pronounced oversupply was caused by dampened demand from slower-than-anticipated electric vehicle growth in major auto markets like the U.S. and Europe, along with a ramp-up in lithium production. The low lithium prices put considerable pressure on the margins of lithium producers. The pricing environment also made it challenging for new projects to be economically viable, which negatively impacted the overall market. To manage costs effectively, several major producers paused or scaled back their expansion plans. The industry also started to shift towards more long-term contracts and potential hedging strategies to manage pricing risks, which curtailed performance during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Materials at 47.70% and Industrials at 22.75%. By country, the Fund had the highest exposure to China at 36.85% and the United States at 19.36%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Lithium & Battery Tech ETF - $20,908
MSCI ACWI Index (Net) (USD) - $23,808
Solactive Global Lithium Index (net) - $21,317
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X Lithium & Battery Tech ETF - $20908	MSCI ACWI Index (Net) (USD) - $23808	Solactive Global Lithium Index (net) - $21317
Oct/14	$10000	$10000	$10000
Oct/15	$8682	$9997	$8662
Oct/16	$10137	$10201	$10184
Oct/17	$16875	$12568	$16931
Oct/18	$13498	$12503	$13551
Oct/19	$11526	$14078	$11563
Oct/20	$20034	$14766	$20056
Oct/21	$42652	$20270	$42954
Oct/22	$31521	$16225	$31935
Oct/23	$22492	$17929	$22858
Oct/24	$20908	$23808	$21317

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X Lithium & Battery Tech ETF	-7.04%	12.65%	7.65%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%
Solactive Global Lithium Index (net)	-6.74%	13.01%	7.86%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/lit/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,275,152,157	45	$11,769,196	22.87%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

China
39.2%
United States
17.7%
South Korea
13.3%
Australia
10.6%
Japan
7.6%
Repurchase Agreement
5.6%
Argentina
4.4%
Chile
4.3%
Canada
1.5%
Brazil
0.6%
Netherlands
0.4%
France
0.4%

Value	Value
France	0.4%
Netherlands	0.4%
Brazil	0.6%
Canada	1.5%
Chile	4.3%
Argentina	4.4%
Repurchase Agreement	5.6%
Japan	7.6%
Australia	10.6%
South Korea	13.3%
United States	17.7%
China	39.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Albemarle	8.8%
Eve Energy, Cl A	4.5%
Arcadium Lithium, CDI	4.4%
Tesla	4.4%
Sociedad Quimica y Minera de Chile ADR	4.3%
NAURA Technology Group, Cl A	4.2%
Contemporary Amperex Technology, Cl A	4.1%
BYD, Cl H	4.0%
Ganfeng Lithium Group, Cl A	4.0%
Tianqi Lithium, Cl A	4.0%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/lit/

Global X Funds

Global X Lithium & Battery Tech ETF: LIT

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-33

Global X Funds

Global X SuperDividend® ETF

Ticker: SDIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X SuperDividend® ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdiv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® ETF	$64	0.58%

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of 100 equally weighted companies that rank among the highest dividend yielding equity securities in the world, including emerging market countries, as defined by Solactive AG, the provider of the Secondary Index ("Index Provider"). The Index Provider applies certain dividend stability filters.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 20.42%, while the Secondary Index increased 21.35%. The Fund had a net asset value of $20.36 per share on October 31, 2023 and ended the reporting period with a net asset value of $21.99 per share on October 31, 2024.

During the reporting period, the highest returns came from Yue Yuen Industrial (Holdings) Limited and SL Green Realty Corp., which returned 117.03% and 76.86% respectively. The worst performers were B. Riley Financial, Inc. and Service Properties Trust, which returned -46.18% and -37.46%, respectively.

During the reporting period, the Fund reported positive performance. The Fund's focus on companies with high dividend payments proved advantageous in a period of strong economic conditions. The U.S. Federal Reserve’s decision to cut interest rates in September 2024 also positively impacted the Fund as high-yield dividend stocks became more attractive relative to some fixed-income investments. This monetary easing, which extended globally, has supported rate-sensitive sectors in which the Fund is invested, such as the Energy, Financials, and Real Estate Investment Trusts (REITs) sectors. These factors combined to contribute to the Fund’s positive performance during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Financials at 28.00% and Energy at 22.56%. By country, the Fund had the highest exposure to United States at 34.77% and China at 9.42%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X SuperDividend® ETF - $7,258
MSCI ACWI Index (Net) (USD) - $23,808
Solactive Global SuperDividend Index (net) - $7,153
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X SuperDividend® ETF - $7258	MSCI ACWI Index (Net) (USD) - $23808	Solactive Global SuperDividend Index (net) - $7153
Oct/14	$10000	$10000	$10000
Oct/15	$9099	$9997	$9104
Oct/16	$9666	$10201	$9559
Oct/17	$10893	$12568	$10851
Oct/18	$10387	$12503	$10357
Oct/19	$10281	$14078	$10243
Oct/20	$6908	$14766	$6890
Oct/21	$9134	$20270	$9138
Oct/22	$6046	$16225	$5866
Oct/23	$6027	$17929	$5894
Oct/24	$7258	$23808	$7153

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperDividend® ETF	20.42%	-6.73%	-3.15%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%
Solactive Global SuperDividend Index (net)	21.35%	-6.93%	-3.30%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/sdiv/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$789,022,363	111	$4,455,563	92.54%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States 35.0%
Hong Kong 10.0%
United Kingdom 8.7%
China 7.6%
Brazil 5.7%
Norway 4.2%
Australia 3.4%
Indonesia 3.4%
Greece 2.7%
Italy 2.5%
South Africa 2.3%
Repurchase Agreement 2.3%
Other Countries 13.8%
Futures Contracts 0.0%

Value	Value
Futures Contracts	0.0%
Other Countries	13.8%
Repurchase Agreement	2.3%
South Africa	2.3%
Italy	2.5%
Greece	2.7%
Indonesia	3.4%
Australia	3.4%
Norway	4.2%
Brazil	5.7%
China	7.6%
United Kingdom	8.7%
Hong Kong	10.0%
United States	35.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Yue Yuen Industrial Holdings	1.8%
Adaro Energy	1.3%
Van Lanschot Kempen	1.3%
Hysan Development	1.3%
Kerry Properties	1.3%
C&D International Investment Group	1.3%
Kinetik Holdings, Cl A	1.3%
MFE-MediaForEurope, Cl A	1.3%
Sabra Health Care REIT	1.3%
Hang Lung Group	1.2%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sdiv/

Global X Funds

Global X SuperDividend® ETF: SDIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-34

Global X Funds

Global X Social Media ETF

Ticker: SOCL

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Social Media ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/socl/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Social Media ETF	$72	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect the performance of companies involved in the social media industry, as determined by Solactive AG, the provider of the Secondary Index. Such companies include those that provide social networking, file sharing, and other web-based media applications.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 21.15%, while the Secondary Index increased 21.64%. The Fund had a net asset value of $34.75 per share on October 31, 2023 and ended the reporting period with a net asset value of $41.94 per share on October 31, 2024.

During the reporting period, the highest returns came from Life360, Inc. Shs Chess Depository Interests Repr 3 Sh and Trustpilot Group Plc, which returned 193.27% and 162.76% respectively. The worst performers were Bumble, Inc. Class A and Sprinklr, Inc. Class A, which returned -47.32% and -45.33%, respectively.

The Fund recorded positive returns during the reporting period as increasing adoption of e-commerce features on social media platforms significantly boosted revenues for some companies in the industry. Many social media firms successfully monetized their large user bases by integrating seamless shopping experiences, leading to higher advertising revenues and transaction fees. The continued growth in digital advertising spending also benefited social media companies, as businesses allocated more of their marketing budgets to these platforms due to their targeted advertising capabilities and extensive reach. Lastly, the expansion of social media usage in emerging markets contributed to user growth and increased engagement. Despite the Fund’s positive performance during the reporting period, regulatory pressures on data privacy and content moderation led to increased compliance costs and potential revenue headwinds, mitigating the Fund’s returns during the reporting period. During the reporting period, by country, the Fund had the highest exposure to the United States at 47.19% and China at 32.82%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Social Media ETF - $22,382
MSCI ACWI Index (Net) (USD) - $23,808
Solactive Social Media Index (NR) (USD) - $23,556
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X Social Media ETF - $22382	MSCI ACWI Index (Net) (USD) - $23808	Solactive Social Media Index (NR) (USD) - $23556
Oct/14	$10000	$10000	$10000
Oct/15	$10000	$9997	$10028
Oct/16	$12199	$10201	$12327
Oct/17	$16967	$12568	$17222
Oct/18	$15336	$12503	$15662
Oct/19	$16822	$14078	$17278
Oct/20	$27378	$14766	$28304
Oct/21	$32285	$20270	$33563
Oct/22	$13159	$16225	$13709
Oct/23	$18475	$17929	$19366
Oct/24	$22382	$23808	$23556

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X Social Media ETF	21.15%	5.88%	8.39%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%
Solactive Social Media Index (NR) (USD)	21.64%	6.39%	8.95%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/socl/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$119,099,636	53	$937,335	16.85%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
48.4%
China
34.0%
South Korea
11.4%
Japan
4.7%
Repurchase Agreement
1.2%
Germany
0.7%
United Kingdom
0.4%
Singapore
0.2%
United Arab Emirates
0.1%
Taiwan
0.1%

Value	Value
Taiwan	0.1%
United Arab Emirates	0.1%
Singapore	0.2%
United Kingdom	0.4%
Germany	0.7%
Repurchase Agreement	1.2%
Japan	4.7%
South Korea	11.4%
China	34.0%
United States	48.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Meta Platforms, Cl A	9.7%
Tencent Holdings	9.6%
Pinterest, Cl A	8.2%
NAVER	7.6%
Kuaishou Technology, Cl B	6.8%
Snap, Cl A	5.6%
Alphabet, Cl A	4.9%
Spotify Technology	4.9%
NetEase ADR	4.7%
Baidu ADR	4.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/socl/

Global X Funds

Global X Social Media ETF: SOCL

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-35

Global X Funds

Global X Guru® Index ETF

Ticker: GURU

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Guru® Index ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/guru/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Guru® Index ETF	$91	0.75%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (“Secondary Index”).

The Secondary Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities that Solactive AG characterizes as hedge funds.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 41.98%, while the Secondary Index increased 42.81%. The Fund had a net asset value of $34.23 per share on October 31, 2023, and ended the reporting period with a net asset value of $48.38 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Tenet Healthcare Corporation, which returned 225.65% and 188.68% respectively. The worst performers were Hertz Global Holdings Inc and Avis Budget Group, Inc., which returned -67.02% and -46.37%, respectively.

Over the reporting period, the Fund experienced positive performance, influenced by several key factors. The Technology sector, a significant component of the Fund, saw substantial growth driven by advancements in artificial intelligence and cloud computing solutions. Additionally, the Consumer Discretionary sector benefited from strong consumer spending and e-commerce growth, boosting the Fund's retail and online marketplace companies. Lastly, the Healthcare sector contributed to the Fund's positive performance, with biotechnology and pharmaceutical companies making significant advancements in drug development and receiving regulatory approvals. Overall, the Fund's strategy of selecting high-conviction ideas from top hedge funds contributed to the overall positive performance during the reporting period, particularly in emerging and innovative technologies. During the reporting period, by sector, the Fund had the highest exposure to Health Care at 17.83% and Consumer Discretionary at 17.20%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Guru® Index ETF - $19,729
S&P 500 Index (TR) - $33,950
Solactive Guru Index (net) - $20,074
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X Guru® Index ETF - $19729	S&P 500 Index (TR) - $33950	Solactive Guru Index (net) - $20074
Oct/14	$10000	$10000	$10000
Oct/15	$9206	$10520	$9240
Oct/16	$8932	$10994	$8981
Oct/17	$11103	$13593	$11191
Oct/18	$11703	$14591	$11847
Oct/19	$13330	$16681	$13513
Oct/20	$14774	$18301	$14992
Oct/21	$20304	$26155	$20592
Oct/22	$13547	$22334	$13786
Oct/23	$13896	$24599	$14057
Oct/24	$19729	$33950	$20074

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X Guru® Index ETF	41.98%	8.16%	7.03%
S&P 500 Index (TR)	38.02%	15.27%	13.00%
Solactive Guru Index (net)	42.81%	8.24%	7.22%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/guru/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$44,994,898	66	$332,193	100.83%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 19.7%
Consumer Discretionary 17.2%
Health Care 15.7%
Industrials 10.8%
Communication Services 6.5%
Financials 6.4%
Consumer Staples 6.1%
Materials 5.7%
Energy 5.2%
Utilities 3.6%
Real Estate 3.0%
Short-Term Investment 0.7%
Repurchase Agreement 0.5%

Value	Value
Repurchase Agreement	0.5%
Short-Term Investment	0.7%
Real Estate	3.0%
Utilities	3.6%
Energy	5.2%
Materials	5.7%
Consumer Staples	6.1%
Financials	6.4%
Communication Services	6.5%
Industrials	10.8%
Health Care	15.7%
Consumer Discretionary	17.2%
Information Technology	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Delta Air Lines	2.1%
Texas Pacific Land	2.0%
Constellation Energy	2.0%
Maplebear	2.0%
ROBLOX, Cl A	1.9%
Guidewire Software	1.8%
Nuvalent, Cl A	1.8%
Alibaba Group Holding ADR	1.8%
Oracle	1.8%
PTC Therapeutics	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/guru/

Global X Funds

Global X Guru® Index ETF: GURU

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-36

Global X Funds

Global X SuperIncome™ Preferred ETF

Ticker: SPFF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X SuperIncome™ Preferred ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/spff/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperIncome™ Preferred ETF	$54	0.48%

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X U.S. High Yield Preferred Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of the highest-yielding preferred securities listed in the United States, as determined by Solactive AG, the administrator of the Secondary Index (“Index Administrator”). The Secondary Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Administrator. The Secondary Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Secondary Index is owned and was developed by Global X Management Company LLC, an affiliate of the Fund and the Fund’s investment adviser.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 24.16%, while the Secondary Index increased 24.70%. The Fund had a net asset value of $8.21 per share on October 31, 2023 and ended the reporting period with a net asset value of $9.59 per share on October 31, 2024.

During the reporting period, the highest returns came from Apollo Global Management Inc Mandatory Conv Pfd Registered Shs Series A and KeyCorp Depositary Shs Repr 1/40th Non-Cum Red Perp Pfd Rg Shs Series H, which returned 67.19% and 59.93% respectively. The worst performers were Qurate Retail, Inc. 8 % Cum Red Pfd Registered Shs Series A and Clarivate PLC Conv Pref Registered Shs 2021-01.06.24, which returned -16.62% and -10.76%, respectively.

During the reporting period, the Fund reported positive performance. The U.S. Federal Reserve's rate cuts in September 2024 positively influenced the Fund because the value of preferred shares often shares an inverse relationship with interest rates. Despite interest rate volatility throughout stretches of the reporting period, preferred stocks continued to offer attractive distributions. During the reporting period, by sector, the Fund had the highest exposure to Financials at 84.49%. Financial preferred stocks delivered strong performance, which positively impacted the Fund's holdings. A resilient economic environment, which supported credit assets, also contributed positively to performance.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X SuperIncome™ Preferred ETF - $12,462
S&P 500 Index (TR) - $33,950
Global X U.S. High Yield Preferred Index^ - $13,190
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X SuperIncome™ Preferred ETF - $12462	S&P 500 Index (TR) - $33950	Global X U.S. High Yield Preferred Index^ - $13190
Oct/14	$10000	$10000	$10000
Oct/15	$9805	$10520	$9940
Oct/16	$10241	$10994	$10426
Oct/17	$10375	$13593	$10633
Oct/18	$10285	$14591	$10578
Oct/19	$11197	$16681	$11572
Oct/20	$11287	$18301	$11722
Oct/21	$12835	$26155	$13428
Oct/22	$11062	$22334	$11625
Oct/23	$10037	$24599	$10577
Oct/24	$12462	$33950	$13190

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperIncome™ Preferred ETF	24.16%	2.16%	2.23%
S&P 500 Index (TR)	38.02%	15.27%	13.00%
Global X U.S. High Yield Preferred Index^	24.70%	2.65%	2.81%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/spff/ for current month-end performance.

^ Secondary Index performance reflects the performance of the S&P Enhanced Yield North American Preferred Stock Index through April 2, 2023, and the Global X U.S. High Yield Preferred Index thereafter. The performance above reflects results achieved pursuant to different principal investment strategies than the strategies currently employed by the Fund. If the Fund's current strategies had been in place prior to April 2, 2023, results shown would have been different.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$150,709,426	52	$761,481	63.31%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
99.7%
Short-Term Investment
4.3%
Repurchase Agreement
3.2%

Value	Value
Repurchase Agreement	3.2%
Short-Term Investment	4.3%
United States	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apollo Global Management, 6.75%	6.1%
Albemarle, 7.25%	5.7%
Wells Fargo, 7.50%	5.1%
Bank of America, 7.25%	3.8%
JPMorgan Chase, 4.63%	3.4%
JPMorgan Chase, 4.20%	3.4%
RBC Capital Markets	3.2%
M&T Bank, 7.50%	2.9%
Morgan Stanley, 6.50%	2.9%
Morgan Stanley, 4.25%	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/spff/

Global X Funds

Global X SuperIncome™ Preferred ETF: SPFF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-37

Global X Funds

Global X SuperDividend® U.S. ETF

Ticker: DIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X SuperDividend® U.S. ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/div/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® U.S. ETF	$51	0.45%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® U.S. Low Volatility Index (“Secondary Index"). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is maintained by Indxx, LCC (the "Index Provider"). The Secondary Index tracks the performance of 50 equally weighted common stocks, Master Limited Partnerships and real estate investment trusts (“REITs”) that rank among the highest dividend yielding equity securities in the United States, as defined by the Index Provider. The components of the Secondary Index will have also paid dividends consistently over the last two years. The Secondary Index is comprised of securities that the Index Provider determines to have lower volatility relative to the market.

For the 12-month period ended October 31, 2024 (the "reporting period"), the Fund increased 26.21%, while the Secondary Index increased 26.94%. The Fund had a net asset value of $15.62 per share on October 31, 2023 and ended the reporting period with a net asset value of $18.50 per share on October 31, 2024.

During the reporting period, the highest returns came from Virtu Financial, Inc. Class A and International Paper Company, which returned 75.17% and 72.61% respectively. The worst performers were Flagstar Financial, Inc. and Frontline Plc, which returned -48.03% and -27.45%, respectively.

During the reporting period, the Fund reported positive performance. The Fund’s high dividend strategy fared well during the reporting period as interest rate tailwinds kicked in and improved the relative attractiveness of dividend paying equities versus bonds. Dovish expectations on interest rate policy boosted investor sentiment and encouraged market participation which drove positive performance, particularly among rate sensitive sectors such as Real Estate (which includes REITs), Financials, and Utilities. Overall, the Fund's equal-weighting methodology helped ensure a more balanced approach to capturing the broad-based strength of high dividend paying stocks during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Financials at 28.00% and Energy at 22.56%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X SuperDividend® U.S. ETF - $12,309
S&P 500 Index (TR) - $33,950
Indxx SuperDividend U.S. Low Volatility Index - $13,056
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X SuperDividend® U.S. ETF - $12309	S&P 500 Index (TR) - $33950	Indxx SuperDividend U.S. Low Volatility Index - $13056
Oct/14	$10000	$10000	$10000
Oct/15	$9133	$10520	$9166
Oct/16	$9328	$10994	$9473
Oct/17	$10413	$13593	$10732
Oct/18	$10794	$14591	$11185
Oct/19	$11076	$16681	$11531
Oct/20	$7739	$18301	$8048
Oct/21	$11031	$26155	$11492
Oct/22	$11159	$22334	$11699
Oct/23	$9753	$24599	$10285
Oct/24	$12309	$33950	$13056

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X SuperDividend® U.S. ETF	26.21%	2.13%	2.10%
S&P 500 Index (TR)	38.02%	15.27%	13.00%
Indxx SuperDividend U.S. Low Volatility Index	26.94%	2.51%	2.70%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/div/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$644,834,762	51	$2,774,047	53.21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Energy
20.2%
Utilities
19.9%
Real Estate
19.0%
Consumer Staples
9.0%
Materials
8.2%
Financials
6.9%
Communication Services
6.4%
Health Care
4.1%
Information Technology
2.1%
Consumer Discretionary
2.0%
Industrials
1.9%
Repurchase Agreements
0.0%

Value	Value
Repurchase Agreements	0.0%
Industrials	1.9%
Consumer Discretionary	2.0%
Information Technology	2.1%
Health Care	4.1%
Communication Services	6.4%
Financials	6.9%
Materials	8.2%
Consumer Staples	9.0%
Real Estate	19.0%
Utilities	19.9%
Energy	20.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Virtu Financial, Cl A	3.5%
International Paper	2.9%
Spire	2.8%
Philip Morris International	2.8%
National Health Investors	2.7%
Kinder Morgan	2.7%
Omega Healthcare Investors	2.6%
Altria Group	2.5%
AT&T	2.5%
Dominion Energy	2.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/div/

Global X Funds

Global X SuperDividend® U.S. ETF: DIV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-38

Global X Funds

Global X MSCI SuperDividend® Emerging Markets ETF

Ticker: SDEM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X MSCI SuperDividend® Emerging Markets ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdem/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® Emerging Markets ETF	$72	0.66%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index (“Secondary Index”).

The Secondary Index is based on the MSCI Emerging Markets Index, its parent index ("Parent Index"), which includes large- and mid-capitalization stocks across 23 emerging markets countries. The Secondary Index tracks the performance of 50 equally-weighted companies from the Parent Index that rank among the highest dividend yielding securities in emerging markets.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 17.80%, while the Secondary Index increased 20.15%. The Fund had a net asset value of $22.48 per share on October 31, 2023, and ended the reporting period with a net asset value of $24.66 per share on October 31, 2024.

During the reporting period, the highest returns came from Vedanta Limited and Evergreen Marine Corp. (Taiwan) Ltd., which returned 131.42% and 86.40% respectively. The worst performers were Xinjiang Daqo New Energy Co. Ltd. Class A and Banpu Public Co. Ltd. NVDR, which returned -36.05% and -26.16%, respectively.

The Fund recorded positive returns during the reporting period, driven by several key factors. Robust economic growth in select emerging economies contributed significantly to the Fund's performance, as companies in these markets benefited from increased consumer spending and infrastructure development. Additionally, dovish interest rate policies worldwide contributed to the positive performance of rate-sensitive sectors like Financials and Real Estate Investment Trusts (REITs), which are well represented in the Fund. The Fund's focus on high-dividend-yielding stocks proved advantageous, as some investors sought income-generating assets amidst global economic uncertainties. Rising global commodity prices, particularly for energy and metals, provided a tailwind for the Fund's holdings across various export-oriented sectors and ultimately helped capture gains from different areas of global growth, contributing to the Fund’s positive performance during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Financials at 28.51% and Energy at 22.54%. By country, the Fund had the highest exposure to China at 31.11% and Brazil at 8.89%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X MSCI SuperDividend® Emerging Markets ETF - $10,441
MSCI Emerging Markets Index (Net) (USD) - $15,059
MSCI Emerging Markets Top 50 Dividend Index (net)^ - $11,739
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
Mar/15
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X MSCI SuperDividend® Emerging Markets ETF - $10441	MSCI Emerging Markets Index (Net) (USD) - $15059	MSCI Emerging Markets Top 50 Dividend Index (net)^ - $11739
Mar/15	$10000	$10000	$10000
Oct/15	$9511	$9186	$9565
Oct/16	$10993	$10037	$11182
Oct/17	$12307	$12692	$12897
Oct/18	$10571	$11103	$11167
Oct/19	$11326	$12420	$12060
Oct/20	$8946	$13444	$9657
Oct/21	$11257	$15725	$12331
Oct/22	$7791	$10846	$8498
Oct/23	$8864	$12017	$9770
Oct/24	$10441	$15059	$11739

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X MSCI SuperDividend® Emerging Markets ETF	17.80%	-1.61%	0.45%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	4.34%
MSCI Emerging Markets Top 50 Dividend Index (net)^	20.15%	-0.54%	1.68%

Since its inception on March 16, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/sdem/ for current month-end performance.

^ The Fund changed its Secondary Index from the Indxx SuperDividend® Emerging Markets Index to the MSCI Emerging Markets Top 50 Dividend Index on November 16, 2016 to enhance the Fund's exposure to emerging markets. Performance through November 15, 2016 reflects the performance of the Indxx SuperDividend® Emerging Markets Index. Performance thereafter reflects the performance of the MSCI Emerging Markets Top 50 Dividend Index.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$36,233,524	60	$281,894	88.93%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

China 35.6%
Brazil 10.9%
Turkey 6.0%
South Africa 5.6%
Czech Republic 4.9%
Greece 4.4%
Chile 3.8%
Colombia 3.6%
Saudi Arabia 3.6%
Repurchase Agreement 3.6%
Egypt 3.5%
Mexico 3.1%
Other Countries 14.7%
Futures Contracts 0.0%

Value	Value
Futures Contracts	0.0%
Other Countries	14.7%
Mexico	3.1%
Egypt	3.5%
Repurchase Agreement	3.6%
Saudi Arabia	3.6%
Colombia	3.6%
Chile	3.8%
Greece	4.4%
Czech Republic	4.9%
South Africa	5.6%
Turkey	6.0%
Brazil	10.9%
China	35.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eastern SAE	3.5%
Moneta Money Bank	2.7%
MINISO Group Holding	2.6%
SCB X NVDR	2.6%
Absa Group	2.5%
NEPI Rockcastle	2.5%
China Construction Bank, Cl H	2.4%
OPAP	2.3%
Komercni Banka	2.3%
Yutong Bus, Cl A	2.3%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sdem/

Global X Funds

Global X MSCI SuperDividend® Emerging Markets ETF: SDEM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-39

Global X Funds

Global X SuperDividend® REIT ETF

Ticker: SRET

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X SuperDividend® REIT ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sret/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® REIT ETF	$65	0.58%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the performance of real estate investment trusts (“REITs”) that rank among the highest yielding REITs globally, as determined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 24.41%, while the Secondary Index increased 25.01%. The Fund had a net asset value of $18.67 per share on October 31, 2023, and ended the reporting period with a net asset value of $21.42 per share on October 31, 2024.

During the reporting period, the highest returns came from National Health Investors, Inc. and Growthpoint Properties Limited, which returned 61.71% and 57.01% respectively. The worst performers were Ready Capital Corporation and Office Properties Income Trust, which returned -19.10% and -18.48%, respectively.

The Fund recorded positive returns during the reporting period. Occupancy rates improved and rental income stabilized in commercial real estate which contributed to the Fund’s positive performance. Interest rate cuts and rising price certainty, contributed to the positive performance of diversified REITs. Healthcare REITs saw their valuations continue to recover during the reporting period, while continuing to benefit from aging population tailwinds, as well as moderating inflation pressures. During the reporting period, by country, the Fund had the highest exposure to the United States at 72.66% and Singapore at 9.26%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X SuperDividend® REIT ETF - $10,113
MSCI ACWI Index (Net) (USD)* - $23,462
Solactive Global SuperDividend REIT Index (net) - $10,643
S&P 500 Index (TR) - $32,641
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Mar/15
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X SuperDividend® REIT ETF - $10113	MSCI ACWI Index (Net) (USD)* - $23462	Solactive Global SuperDividend REIT Index (net) - $10643	S&P 500 Index (TR) - $32641
Mar/15	$10000	$10000	$10000	$10000
Oct/15	$9114	$9851	$9141	$10114
Oct/16	$11029	$10053	$11148	$10570
Oct/17	$12462	$12386	$12715	$13068
Oct/18	$12998	$12322	$13340	$14028
Oct/19	$14776	$13873	$15260	$16038
Oct/20	$7987	$14551	$8243	$17595
Oct/21	$11090	$19975	$11486	$25146
Oct/22	$8738	$15989	$9088	$21472
Oct/23	$8129	$17668	$8513	$23650
Oct/24	$10113	$23462	$10643	$32641

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X SuperDividend® REIT ETF	24.41%	-7.30%	0.12%
MSCI ACWI Index (Net) (USD)*	32.79%	11.08%	9.25%
Solactive Global SuperDividend REIT Index (net)	25.01%	-6.95%	0.65%
S&P 500 Index (TR)	38.02%	15.27%	13.06%

Since its inception on March 16, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/sret/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from S&P 500 Index (TR) to MSCI ACWI (Net) (USD) to reflect that MSCI ACWI (Net) (USD) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$220,575,873	31	$1,298,852	84.50%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
76.3%
Singapore
6.5%
France
3.6%
South Africa
3.4%
Australia
3.3%
Canada
3.2%
Hong Kong
2.8%
Futures Contracts
0.0%

Value	Value
Futures Contracts	0.0%
Hong Kong	2.8%
Canada	3.2%
Australia	3.3%
South Africa	3.4%
France	3.6%
Singapore	6.5%
United States	76.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Omega Healthcare Investors	4.9%
National Health Investors	4.6%
Sabra Health Care REIT	4.5%
LTC Properties	3.9%
MFA Financial,	3.8%
Getty Realty	3.7%
Covivio	3.6%
Gaming and Leisure Properties	3.5%
Broadstone Net Lease, Cl A	3.5%
Growthpoint Properties	3.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sret/

Global X Funds

Global X SuperDividend® REIT ETF: SRET

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-40

Global X Funds

Global X Renewable Energy Producers ETF

Ticker: RNRG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Renewable Energy Producers ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rnrg. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Renewable Energy Producers ETF	$67	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Renewable Energy Producers Index (“Secondary Index”).

The Secondary Index is designed to provide exposure to publicly traded companies that produce energy from renewable sources including wind, solar, hydroelectric, geothermal, and biofuels (including publicly traded companies that are formed to own operating assets that produce defined cash flows), as defined by Indxx LLC, the provider of the Secondary Index.

For the 12-month period ended October 31, 2024 (“reporting period”), the Fund increased 6.18%, while the Secondary Index increased 6.61%. The Fund had a net asset value of $9.30 per share on October 31, 2023 and ended the reporting period with a net asset value of $9.74 per share on October 31, 2024.

During the reporting period, the highest returns came from Neoen SA and Drax Group plc, which returned 63.69% and 63.37%, respectively. The worst performers were Enviva Inc and Energy Absolute Public Co. Ltd. NVDR, which returned -87.90% and -79.80%, respectively.

During the reporting period the Fund recorded positive performance. Supportive climate and energy policies across the globe remained a key tailwind for renewable energy growth. Additionally, the decreasing cost of renewable energy technologies, as well as technological advancements within the Wind and Solar Power sectors, have resulted in renewables being cost-competitive with fossil fuels in many regions. Another critical driver of the Fund’s performance was rising corporate interest in renewable energy systems. In particular, technology companies have looked to wind and solar power as one of the solutions for meeting the energy demand growth from artificial intelligence and data center operations. Despite experiencing overall positive growth, the constituents in the Secondary Index also continued to face various headwinds. The high-interest rate environment made it more challenging to finance new capital-intensive projects and dampened demand in major residential solar markets like the U.S. and Europe. In addition, lengthy and complex permitting procedures delayed project timelines and escalated costs throughout the U.S. and Europe. Despite these headwinds, the Fund experienced positive performance during the reporting period. During the reporting period, by country, the Fund had the highest exposure to New Zealand at 13.35%. and Brazil at 12.21%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Renewable Energy Producers ETF - $8,570
MSCI ACWI Index (Net) (USD) - $22,517
Indxx Renewable Energy Producers Index (net)^ - $8,876
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
May/15
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X Renewable Energy Producers ETF - $8570	MSCI ACWI Index (Net) (USD) - $22517	Indxx Renewable Energy Producers Index (net)^ - $8876
May/15	$10000	$10000	$10000
Oct/15	$7361	$9455	$7377
Oct/16	$7895	$9648	$7912
Oct/17	$9261	$11887	$9346
Oct/18	$8936	$11826	$9022
Oct/19	$11111	$13315	$11304
Oct/20	$12377	$13965	$12623
Oct/21	$14279	$19171	$14638
Oct/22	$11198	$15345	$11519
Oct/23	$8071	$16957	$8326
Oct/24	$8570	$22517	$8876

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X Renewable Energy Producers ETF	6.18%	-5.06%	-1.62%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	8.98%
Indxx Renewable Energy Producers Index (net)^	6.61%	-4.72%	-1.25%

Since its inception on May 27, 2015. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/rnrg for current month-end performance.

^ The Fund changed its Secondary Index from the Indxx Global YieldCo Index to the Indxx YieldCo & Renewable Energy Income Index on November 19, 2018 to increase the Fund's diversification and liquidity. Performance through November 18, 2018 reflects the performance of the Indxx Global YieldCo Index. Performance thereafter reflects the performance of the Indxx YieldCO & Renewable Energy Income Index. Effective February 1, 2021, the name of the Secondary Index changed from Indxx YieldCo & Renewable Energy Income Index to the Indxx Renewable Energy Producers Index.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$33,981,427	45	$264,343	16.51%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Utilities
95.5%
Repurchase Agreements
3.8%
Industrials
3.2%
Energy
0.8%

Value	Value
Energy	0.8%
Industrials	3.2%
Repurchase Agreements	3.8%
Utilities	95.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Orsted	6.6%
Verbund	6.4%
Centrais Eletricas Brasileiras	6.3%
Meridian Energy	5.9%
EDP Renovaveis	5.8%
Barito Renewables Energy	5.2%
Brookfield Renewable Partners, Cl A	5.0%
Neoen	5.0%
Mercury NZ	4.5%
Engie Brasil Energia	4.2%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rnrg

Global X Funds

Global X Renewable Energy Producers ETF: RNRG

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-41

Global X Funds

Global X S&P 500® Catholic Values ETF

Ticker: CATH

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X S&P 500® Catholic Values ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/cath/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Catholic Values ETF	$34	0.29%

How did the Fund perform in the last year?

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Secondary Index”). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The Secondary Index then reweights the remaining constituents so that the Secondary Index's sector exposures matches the sector exposures of the S&P 500® Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 36.53%, while the Secondary Index increased by 36.92%. The Fund had a net asset value of $50.89 per share on October 31, 2023, and ended the reporting period with a net asset value of $68.72 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Fair Isaac Corporation, which returned 225.65% and 135.63% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -67.84% and -51.75%, respectively.

The Fund recorded positive returns during the reporting period, driven by several key factors. The Technology sector, which constitutes the largest portion of the Fund, was the primary driver of performance. This was fueled by increased earnings from several of the sector’s largest companies which have been capitalizing on the artificial intelligence cycle. Additionally, investors have shown increased interest in values-based and ethical investments in the equity markets. Declining inflation levels and interest rates, and a strong economic environment with a low unemployment rate, have contributed to positive performance of securities in broad-based securities indexes, such as the S&P 500® Index. During the reporting period, by sector, the Fund had the highest exposure of 30.49% in Information Technology, 12.96% in Financials, and 12.25% in Health Care.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Catholic Values ETF - $30,393
S&P 500 Index (TR) - $31,695
S&P 500 Catholic Values Index - $30,396
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Apr/16
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X S&P 500® Catholic Values ETF - $30393	S&P 500 Index (TR) - $31695	S&P 500 Catholic Values Index - $30396
Apr/16	$10000	$10000	$10000
Oct/16	$10239	$10264	$10148
Oct/17	$12724	$12690	$12461
Oct/18	$13597	$13622	$13356
Oct/19	$15482	$15573	$15257
Oct/20	$17013	$17085	$16827
Oct/21	$24417	$24417	$24221
Oct/22	$20381	$20850	$20264
Oct/23	$22261	$22965	$22201
Oct/24	$30393	$31695	$30396

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X S&P 500® Catholic Values ETF	36.53%	14.44%	13.90%
S&P 500 Index (TR)	38.02%	15.27%	14.46%
S&P 500 Catholic Values Index	36.92%	14.78%	13.90%

Since its inception on April 18, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/cath/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$899,518,711	435	$2,416,278	8.42%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology
31.5%
Financials
13.2%
Health Care
11.4%
Consumer Discretionary
10.0%
Communication Services
9.1%
Industrials
8.6%
Consumer Staples
5.6%
Energy
3.4%
Utilities
2.6%
Real Estate
2.3%
Materials
2.2%

Value	Value
Materials	2.2%
Real Estate	2.3%
Utilities	2.6%
Energy	3.4%
Consumer Staples	5.6%
Industrials	8.6%
Communication Services	9.1%
Consumer Discretionary	10.0%
Health Care	11.4%
Financials	13.2%
Information Technology	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.2%
NVIDIA	6.9%
Microsoft	6.4%
Meta Platforms, Cl A	2.6%
Tesla	2.3%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.7%
Broadcom	1.7%
Procter & Gamble	1.6%
Costco Wholesale	1.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/cath/

Global X Funds

Global X S&P 500® Catholic Values ETF: CATH

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-42

Global X Funds

Global X MSCI SuperDividend® EAFE ETF

Ticker: EFAS

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X MSCI SuperDividend® EAFE ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/efas/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® EAFE ETF	$62	0.55%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index (“Secondary Index”).

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 23.95%, while the Secondary Index increased 24.51%. The Fund had a net asset value of $12.76 per share on October 31, 2023, and ended the reporting period with a net asset value of $14.84 per share on October 31, 2024.

During the reporting period, the highest returns came from SITC International Holdings Co., Ltd. and NN Group N.V., which returned 74.17% and 65.55% respectively. The worst performers were Spark New Zealand Limited and Volkswagen AG Pref, which returned -35.09% and -22.66%, respectively.

During the reporting period, the Fund recorded positive performance driven by several key factors. The Secondary Index's focus on companies that grew or maintained their dividends resulted in a collection of firms that typically have stable balance sheets and cash flows. Companies in the Utilities and Financial sectors, which often display the aforementioned traits, may perform well in volatile and uncertain markets as investors seek refuge in income-generating assets that show some degree of resilience to external forces under these conditions. Additionally, the Fund exhibited positive performance partly due to an economic recovery in both Japan and the United Kingdom. Japan's economy showed promising signs of growth with gross domestic product growth fueled by rising real incomes and increased household consumption. Improvements in Japan’s logistics sector was an integral component to Japan’s overall growth during the reporting period. The United Kingdom's recovery has been part of a broader global economic trend characterized by reduced inflation and lower borrowing costs. Finally, the Fund's equal-weighting methodology provided diversification benefits and reduced concentration risk during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Financials at 32.36% and Utilities at 14.73%. By country, the Fund had the highest exposure to the United Kingdom at 16.11%, Hong Kong at 10.17%, and France at 9.72%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X MSCI SuperDividend® EAFE ETF - $15,902
MSCI EAFE Index (Net) (USD) - $17,669
MSCI EAFE Top 50 Dividend Index (net) - $16,479
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Nov/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X MSCI SuperDividend® EAFE ETF - $15902	MSCI EAFE Index (Net) (USD) - $17669	MSCI EAFE Top 50 Dividend Index (net) - $16479
Nov/16	$10000	$10000	$10000
Oct/17	$12619	$12619	$12666
Oct/18	$11914	$11754	$11997
Oct/19	$12844	$13052	$12994
Oct/20	$9601	$12156	$9773
Oct/21	$13735	$16311	$14081
Oct/22	$11246	$12560	$11589
Oct/23	$12829	$14369	$13235
Oct/24	$15902	$17669	$16479

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X MSCI SuperDividend® EAFE ETF	23.95%	4.36%	5.99%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	7.41%
MSCI EAFE Top 50 Dividend Index (net)	24.51%	4.87%	6.47%

Since its inception on November 14, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/efas/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,831,075	50	$58,525	64.02%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United Kingdom
18.0%
Hong Kong
12.9%
Italy
10.3%
France
10.1%
Norway
7.7%
Spain
6.6%
Germany
5.0%
Japan
4.1%
Australia
4.0%
Netherlands
3.9%
Switzerland
3.9%
Singapore
2.2%
Other Countries
10.0%

Value	Value
Other Countries	10.0%
Singapore	2.2%
Switzerland	3.9%
Netherlands	3.9%
Australia	4.0%
Japan	4.1%
Germany	5.0%
Spain	6.6%
Norway	7.7%
France	10.1%
Italy	10.3%
Hong Kong	12.9%
United Kingdom	18.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hongkong Land Holdings	2.5%
Imperial Brands	2.5%
CK Infrastructure Holdings	2.4%
ACS Actividades de Construccion y Servicios	2.3%
Klepierre	2.3%
Zurich Insurance Group	2.3%
CaixaBank	2.2%
British American Tobacco PLC	2.2%
Power Assets Holdings	2.2%
DNB Bank	2.2%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/efas/

Global X Funds

Global X MSCI SuperDividend® EAFE ETF: EFAS

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-43

Global X Funds

Global X E-commerce ETF

Ticker: EBIZ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X E-commerce ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ebiz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X E-commerce ETF	$64	0.50%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive E-commerce Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index tracks the price movements in shares of companies which are (or are expected to be in the near future) active in the field of E-commerce, as defined by Solactive AG, the provider of the Secondary Index. The Secondary Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of e-commerce as a distribution model, including but not limited to companies whose principal business is in operating e-commerce platforms, providing e-commerce software and services, and or/selling goods and services online.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 57.51%, while the Index increased 58.23%. The Fund had a net asset value of $16.96 per share on October 31, 2023 and ended the reporting period with a net asset value of $26.65 per share on October 31, 2024.

During the reporting period, the highest returns came from Carvana Co. Class A and LendingTree, Inc., which returned 474.34% and 331.07% respectively. The worst performers were Beyond, Inc. and LivePerson, Inc., which returned -58.91% and -54.36%, respectively.

The Fund recorded positive returns during the reporting period, as the shift towards online shopping and digital transactions continued. To further accelerate the adoption of e-commerce and boost customer satisfaction and online sales volumes, major e-commerce players invested in their supply chain to expand same-day and next-day delivery capabilities. Additionally, the rise of social commerce, where consumers discover and purchase products through social media platforms, provided a new avenue for growth within the e-commerce ecosystem. Furthermore, digital payment solutions integrated into e-commerce platforms also saw heightened usage, contributing to the Fund's performance. During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 67.45% and Communication Services at 12.75%. By country, the Fund had the highest exposure to the United States at 50.67% and China at 23.68%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X E-commerce ETF - $18,108
MSCI ACWI Index (Net) (USD) - $19,146
Solactive E-commerce Index (net) - $18,583
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Nov/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X E-commerce ETF - $18108	MSCI ACWI Index (Net) (USD) - $19146	Solactive E-commerce Index (net) - $18583
Nov/18	$10000	$10000	$10000
Oct/19	$11720	$11321	$11788
Oct/20	$17893	$11875	$18066
Oct/21	$21005	$16301	$21295
Oct/22	$10253	$13048	$10430
Oct/23	$11497	$14418	$11745
Oct/24	$18108	$19146	$18583

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global X E-commerce ETF	57.51%	9.09%	10.53%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	11.57%
Solactive E-commerce Index (net)	58.23%	9.53%	11.01%

Since its inception on November 27, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ebiz/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,231,483	46	$336,869	31.04%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Consumer Discretionary
67.7%
Communication Services
10.6%
Information Technology
9.2%
Repurchase Agreements
6.8%
Industrials
6.3%
Real Estate
3.6%
Consumer Staples
2.0%
Financials
0.5%

Value	Value
Financials	0.5%
Consumer Staples	2.0%
Real Estate	3.6%
Industrials	6.3%
Repurchase Agreements	6.8%
Information Technology	9.2%
Communication Services	10.6%
Consumer Discretionary	67.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Carvana, Cl A	6.5%
JD.com ADR	5.7%
Trip.com Group ADR	5.0%
Sea ADR	4.9%
Alibaba Group Holding ADR	4.7%
Shopify, Cl A	4.5%
Expedia Group	4.4%
MercadoLibre	4.3%
Booking Holdings	4.3%
GoDaddy, Cl A	4.2%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ebiz/

Global X Funds

Global X E-commerce ETF: EBIZ

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-44

Global X Funds

Global X S&P Catholic Values Developed ex-U.S. ETF

Ticker: CEFA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X S&P Catholic Values Developed ex-U.S. ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/cefa/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P Catholic Values Developed ex-U.S. ETF	$39	0.35%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed Ex-U.S. Catholic Values Index (“Secondary Index”).

The Secondary Index is designed to provide exposure to developed market equity securities outside of the U.S. while maintaining alignment with the moral and social teachings of the Catholic Church. The Secondary Index is based on the S&P EPAC ex-Korea Large Cap Index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops. The Secondary Index then reweights the remaining constituents so that the Secondary Index’s sector exposures match the current sector exposures of the S&P EPAC ex-Korea Large Cap Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 24.02%, while the Secondary Index increased 24.41%. The Fund had a net asset value of $25.87 per share on October 31, 2023 and ended the reporting period with a net asset value of $31.05 per share on October 31, 2024.

During the reporting period, the highest returns came from UCB S.A. and Kongsberg Gruppen ASA, which returned 164.96% and 141.25% respectively. The worst performers were AutoStore Holdings Ltd. and Neste Corporation, which returned -53.46% and -49.54%, respectively.

During the reporting period, the Fund recorded positive performance, driven by several key factors. The Fund's allocation to the Financial sector boosted returns, as many banks and insurance companies benefited from high interest rates and improved profitability. The Healthcare sector also contributed positively to the Fund’s performance, with pharmaceutical and medical device companies delivering strong earnings growth. The Fund's relatively minor exposure to the lagging Energy sector helped performance over the reporting period. Additionally, investors have shown increased interest in values-based and ethical investments in the equity markets. During the reporting period, by sector, the Fund had the highest exposure to Financials at 19.64% and Industrials at 15.14%, and Health Care at 14.18%. By country, the Fund had the highest exposure to Japan at 27.30%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P Catholic Values Developed ex-U.S. ETF - $13,871
MSCI EAFE Index (Net) (USD) - $14,464
S&P Developed ex-U.S. Catholic Values Index (net) - $14,048
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Jun/20
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X S&P Catholic Values Developed ex-U.S. ETF - $13871	MSCI EAFE Index (Net) (USD) - $14464	S&P Developed ex-U.S. Catholic Values Index (net) - $14048
Jun/20	$10000	$10000	$10000
Oct/20	$9972	$9952	$9981
Oct/21	$13342	$13353	$13419
Oct/22	$9858	$10282	$9932
Oct/23	$11184	$11763	$11292
Oct/24	$13871	$14464	$14048

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P Catholic Values Developed ex-U.S. ETF	24.02%	7.79%
MSCI EAFE Index (Net) (USD)	22.97%	8.83%
S&P Developed ex-U.S. Catholic Values Index (net)	24.41%	8.11%

Since its inception on June 22, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/cefa/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,729,182	398	$49,416	12.13%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
21.1%
Industrials
15.5%
Health Care
14.9%
Consumer Discretionary
11.1%
Information Technology
9.2%
Consumer Staples
9.1%
Materials
6.3%
Communication Services
3.9%
Energy
4.0%
Utilities
3.1%
Real Estate
1.5%

Value	Value
Real Estate	1.5%
Utilities	3.1%
Energy	4.0%
Communication Services	3.9%
Materials	6.3%
Consumer Staples	9.1%
Information Technology	9.2%
Consumer Discretionary	11.1%
Health Care	14.9%
Industrials	15.5%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
CSL	2.8%
EssilorLuxottica	2.1%
ASML Holding	1.9%
SAP	1.7%
Unilever	1.7%
Toyota Motor	1.7%
Hoya	1.5%
Shell	1.4%
Alcon	1.4%
LVMH Moet Hennessy Louis Vuitton	1.3%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/cefa/

Global X Funds

Global X S&P Catholic Values Developed ex-U.S. ETF: CEFA

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-45

Global X Funds

Global X NASDAQ 100® Tail Risk ETF

Ticker: QTR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X NASDAQ 100® Tail Risk ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qtr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Tail Risk ETF	$29	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq-100 Quarterly Protective Put 90 Index (“Secondary Index”).

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index ("Reference Index") and applies a protective put strategy with long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 33.26%, while the Secondary Index increased 33.71%. The Fund had a net asset value of $22.71 per share on October 31, 2023 and ended the reporting period with a net asset value of $30.08 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Constellation Energy Corporation, which returned 225.65% and 134.68% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -63.47% and -45.16%, respectively.

The Fund recorded positive returns during the reporting period, driven by several key factors. Macroeconomic factors such as an easing interest rate environment, low unemployment, and lowering inflation resulted in positive performance in the broader market during the reporting period. The Technology sector, which comprises a significant portion of the Fund's underlying holdings, experienced robust growth across various technologies such as artificial intelligence, cloud computing, e-commerce, and semiconductors. While the Fund was able to participate in the upside experienced by the Reference Index, its positive performance was mitigated in part by the payment of put premiums. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 50.08% and Communication Services at 15.52%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X NASDAQ 100® Tail Risk ETF - $12,333
S&P 500 Index (TR)* - $13,325
NASDAQ-100 Quarterly Protective Put 90 Index - $12,505
NASDAQ -100 Index (USD) - $13,282
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24

	Global X NASDAQ 100® Tail Risk ETF - $12333	S&P 500 Index (TR)* - $13325	NASDAQ-100 Quarterly Protective Put 90 Index - $12505	NASDAQ -100 Index (USD) - $13282
Aug/21	$10000	$10000	$10000	$10000
Oct/21	$10183	$10266	$10180	$10323
Oct/22	$7749	$8766	$7832	$7488
Oct/23	$9254	$9655	$9352	$9543
Oct/24	$12333	$13325	$12505	$13282

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Tail Risk ETF	33.26%	6.80%
S&P 500 Index (TR)*	38.02%	9.43%
NASDAQ-100 Quarterly Protective Put 90 Index	33.71%	7.27%
NASDAQ -100 Index (USD)	39.19%	9.32%

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qtr/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from NASDAQ-100® Index to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,707,146	103	$5,635	5.84%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 49.3%
Communication Services 16.2%
Consumer Discretionary 13.3%
Consumer Staples 5.9%
Health Care 5.9%
Industrials 4.5%
Materials 1.4%
Utilities 1.4%
Purchased Options 0.7%
Energy 0.6%
Financials 0.5%
Real Estate 0.2%

Value	Value
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Purchased Options	0.7%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.9%
Consumer Staples	5.9%
Consumer Discretionary	13.3%
Communication Services	16.2%
Information Technology	49.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.8%
NVIDIA	8.3%
Microsoft	7.7%
Broadcom	5.2%
Meta Platforms, Cl A	5.0%
Amazon.com	5.0%
Tesla	3.1%
Alphabet, Cl A	2.6%
Costco Wholesale	2.6%
Alphabet, Cl C	2.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qtr/

Global X Funds

Global X NASDAQ 100® Tail Risk ETF: QTR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-46

Global X Funds

Global X NASDAQ 100® Collar 95-110 ETF

Ticker: QCLR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X NASDAQ 100® Collar 95-110 ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qclr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Collar 95-110 ETF	$29	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Nasdaq 100® Quarterly Collar 95-110 Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index ("Reference Index") and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 28.90%, while the Secondary Index increased 31.29%. The Fund had a net asset value of $23.47 per share on October 31, 2023, and ended the reporting period with a net asset value of $30.06 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Constellation Energy Corporation, which returned 225.65% and 134.68% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -63.47% and -45.16%, respectively.

The Fund recorded positive returns during the reporting period, driven by key factors impacting the Reference Index, as well as the Fund's options collar strategy. The continued growth of artificial intelligence and the resilience of consumer spending, particularly in e-commerce, significantly boosted the performance of major technology companies, which are well represented in the Reference Index. Although the Fund benefited from these market conditions, the Fund's options collar strategy capped some potential upside participation. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 49.94% and Communication Services at 15.49%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X NASDAQ 100® Collar 95-110 ETF - $12,216
S&P 500 Index (TR)* - $13,325
NASDAQ-100 Quarterly Collar 95-110 Index - $12,571
NASDAQ -100 Index (USD) - $13,282
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24

	Global X NASDAQ 100® Collar 95-110 ETF - $12216	S&P 500 Index (TR)* - $13325	NASDAQ-100 Quarterly Collar 95-110 Index - $12571	NASDAQ -100 Index (USD) - $13282
Aug/21	$10000	$10000	$10000	$10000
Oct/21	$10202	$10266	$10187	$10323
Oct/22	$8856	$8766	$8960	$7488
Oct/23	$9476	$9655	$9575	$9543
Oct/24	$12216	$13325	$12571	$13282

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X NASDAQ 100® Collar 95-110 ETF	28.90%	6.48%
S&P 500 Index (TR)*	38.02%	9.43%
NASDAQ-100 Quarterly Collar 95-110 Index	31.29%	7.44%
NASDAQ -100 Index (USD)	39.19%	9.32%

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/qclr/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from NASDAQ-100® Index to S&P 500 Index (TR) to reflect that S&P 500 Index (TR) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,803,518	103	$5,223	9.99%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 49.3%
Communication Services 16.3%
Consumer Discretionary 13.3%
Consumer Staples 5.9%
Health Care 5.9%
Industrials 4.5%
Materials 1.4%
Utilities 1.4%
Purchased Option 1.0%
Energy 0.6%
Financials 0.5%
Real Estate 0.2%
Written Option -0.4%

Value	Value
Written Option	-0.4%
Real Estate	0.2%
Financials	0.5%
Energy	0.6%
Purchased Option	1.0%
Utilities	1.4%
Materials	1.4%
Industrials	4.5%
Health Care	5.9%
Consumer Staples	5.9%
Consumer Discretionary	13.3%
Communication Services	16.3%
Information Technology	49.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.8%
NVIDIA	8.3%
Microsoft	7.7%
Broadcom	5.2%
Meta Platforms, Cl A	5.0%
Amazon.com	5.0%
Tesla	3.1%
Costco Wholesale	2.6%
Alphabet, Cl A	2.6%
Alphabet, Cl C	2.5%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qclr/

Global X Funds

Global X NASDAQ 100® Collar 95-110 ETF: QCLR

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-47

Global X Funds

Global X S&P 500® Tail Risk ETF

Ticker: XTR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X S&P 500® Tail Risk ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xtr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Tail Risk ETF	$29	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® Tail Risk Index (“Secondary Index”). The Fund is passively managed and the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index (“Reference Index”) and applies a protective put strategy (i.e. long (purchased) put options) on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 34.36%, while the Secondary Index increased 34.67%. The Fund had a net asset value of $24.23 per share on October 31, 2023 and ended the reporting period with a net asset value of $32.15 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -72.76% and -51.75%, respectively.

The Fund recorded positive returns during the reporting period. The strong performance of large-capitalization technology companies within the Reference Index bolstered the broader market growth which could be seen across a variety of sectors. Additionally, the U.S. economy remained resilient, with steady job growth, rising consumer spending, and controlled inflation, creating a favorable environment for many of the Fund's holdings. While there was no single quarterly drawdown in excess of 10% during the reporting period, the Fund’s 10% OTM put option long positions mitigated volatility. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 30.29% and Financials at 12.92%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Tail Risk ETF - $12,369
S&P 500 Index (TR) - $13,325
Cboe S&P 500 Tail Risk Index - $12,571
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24

	Global X S&P 500® Tail Risk ETF - $12369	S&P 500 Index (TR) - $13325	Cboe S&P 500 Tail Risk Index - $12571
Aug/21	$10000	$10000	$10000
Oct/21	$10143	$10266	$10159
Oct/22	$8725	$8766	$8801
Oct/23	$9205	$9655	$9334
Oct/24	$12369	$13325	$12571

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Tail Risk ETF	34.36%	6.90%
S&P 500 Index (TR)	38.02%	9.43%
Cboe S&P 500 Tail Risk Index	34.67%	7.44%

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xtr/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,571,683	504	$6,893	3.45%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
31.5%
Financials
13.3%
Health Care
11.1%
Consumer Discretionary
10.0%
Communication Services
9.0%
Industrials
8.4%
Consumer Staples
5.7%
Energy
3.4%
Utilities
2.5%
Real Estate
2.2%
Materials
2.2%
Purchased Options
0.6%

Value	Value
Purchased Options	0.6%
Materials	2.2%
Real Estate	2.2%
Utilities	2.5%
Energy	3.4%
Consumer Staples	5.7%
Industrials	8.4%
Communication Services	9.0%
Consumer Discretionary	10.0%
Health Care	11.1%
Financials	13.3%
Information Technology	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.1%
NVIDIA	6.7%
Microsoft	6.2%
Amazon.com	3.6%
Meta Platforms, Cl A	2.6%
Alphabet, Cl A	2.1%
Alphabet, Cl C	1.7%
Berkshire Hathaway, Cl B	1.7%
Broadcom	1.6%
Tesla	1.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xtr/

Global X Funds

Global X S&P 500® Tail Risk ETF: XTR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-48

Global X Funds

Global X S&P 500® Collar 95-110 ETF

Ticker: XCLR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X S&P 500® Collar 95-110 ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xclr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Collar 95-110 ETF	$29	0.25%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500® 3-Month Collar 95-110 Index (“Secondary Index”).

The Secondary Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index (“Reference Index”) and applies an options collar strategy with a mix of short (sold) call options and long (purchased) put options on the Reference Index. The Secondary Index specifically reflects the performance of the component securities of the Reference Index, combined with a long position in 5% out-of-the-money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the Reference Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 31.11%, while the Secondary Index increased 31.44%. The Fund had a net asset value of $24.68 per share on October 31, 2023, and ended the reporting period with a net asset value of $31.96 per share on October 31, 2024.

During the reporting period, the highest returns came from NVIDIA Corporation and Royal Caribbean Group, which returned 225.65% and 144.10% respectively. The worst performers were Super Micro Computer, Inc. and Walgreens Boots Alliance, Inc., which returned -72.76% and -51.75%, respectively.

During the reporting period, the Fund recorded positive performance. The Reference Index had positive performance partly due to easing inflationary pressures and cuts to interest rates. The U.S. Federal Reserve's pause on interest rate hikes followed by the subsequent decision to cut interest rates in September 2024 reduced pressure on companies across a variety of sectors, specifically those that are capital intensive. The Fund's collar strategy effectively limited downside risk during market volatility, while still allowing investors to benefit from some upside potential during the reporting period. During the reporting period, by sector, the Fund had the highest exposure to Information Technology at 30.19% and Financials at 12.85%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X S&P 500® Collar 95-110 ETF - $12,269
S&P 500 Index (TR) - $13,325
Cboe S&P 500 3-Month Collar 95-110 Index - $12,427
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
Aug/21
Oct/21
Oct/22
Oct/23
Oct/24

	Global X S&P 500® Collar 95-110 ETF - $12269	S&P 500 Index (TR) - $13325	Cboe S&P 500 3-Month Collar 95-110 Index - $12427
Aug/21	$10000	$10000	$10000
Oct/21	$10106	$10266	$10112
Oct/22	$9157	$8766	$9198
Oct/23	$9358	$9655	$9454
Oct/24	$12269	$13325	$12427

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X S&P 500® Collar 95-110 ETF	31.11%	6.63%
S&P 500 Index (TR)	38.02%	9.43%
Cboe S&P 500 3-Month Collar 95-110 Index	31.44%	7.06%

Since its inception on August 25, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/xclr/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,917,885	506	$5,874	3.46%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
32.0%
Financials
13.0%
Health Care
11.1%
Consumer Discretionary
9.7%
Communication Services
8.9%
Industrials
8.3%
Consumer Staples
5.7%
Energy
3.3%
Utilities
2.5%
Real Estate
2.2%
Materials
2.2%
Purchased Options
1.1%
Written Options
-0.1%

Value	Value
Written Options	-0.1%
Purchased Options	1.1%
Materials	2.2%
Real Estate	2.2%
Utilities	2.5%
Energy	3.3%
Consumer Staples	5.7%
Industrials	8.3%
Communication Services	8.9%
Consumer Discretionary	9.7%
Health Care	11.1%
Financials	13.0%
Information Technology	32.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	7.0%
NVIDIA	6.7%
Microsoft	6.2%
Amazon.com	3.6%
Meta Platforms, Cl A	2.5%
Alphabet, Cl A	2.1%
Berkshire Hathaway, Cl B	1.7%
Alphabet, Cl C	1.7%
Broadcom	1.6%
Tesla	1.4%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xclr/

Global X Funds

Global X S&P 500® Collar 95-110 ETF: XCLR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-49

Global X Funds

Global X Disruptive Materials ETF

Ticker: DMAT

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Disruptive Materials ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dmat/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Disruptive Materials ETF	$63	0.59%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Disruptive Materials Index (“Secondary Index”).

The Secondary Index is designed to provide exposure to “Disruptive Materials Companies,” as defined by Solactive AG, the provider of the Secondary Index (the “Index Provider”). Disruptive Materials Companies are companies that produce metals and other raw or composite materials that have been identified as being essential to disruptive technologies such as lithium batteries, solar panels, wind turbines, fuel cells, robotics, and 3D printers.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 14.61%, while the Secondary Index increased 15.35%. The Fund had a net asset value of $14.23 per share on October 31, 2023, and ended the reporting period with a net asset value of $16.12 per share on October 31, 2024.

During the reporting period, the highest returns came from Hudbay Minerals Inc and Southern Copper Corporation, which returned 106.05% and 61.75% respectively. The worst performers were South Manganese Investment Limited and Syrah Resources Limited, which returned -65.04% and -52.42%, respectively.

During the reporting period the Fund recorded positive performance, driven by several factors. The growing global focus on clean energy and electric vehicles led to increased demand for key materials like lithium, cobalt, and rare earth elements, which are essential components in batteries and motors. Supply chain disruptions and geopolitical tensions highlighted the strategic importance of securing reliable sources of critical materials, and led to increased government support and investments in domestic mining and refining capabilities, further boosting investor sentiment for the mining industry. The Fund's gains, however, were partially offset by weakness in certain materials, such as lithium, nickel, and manganese. These materials faced oversupply conditions amid dampened demand from traditional end-markets, such as construction and steel production, or less traditional end-markets, such as the electric vehicle industry. Overall, the Fund's positive performance reflected the strong fundamentals and growth prospects of the Disruptive Materials sector. During the reporting period, by country, the Fund had the highest exposure to China at 30.30% and South Africa at 13.86%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Disruptive Materials ETF - $7,065
MSCI ACWI Index (Net) (USD) - $12,346
Solactive Disruptive Materials Index - $7,162
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
Jan/22
Oct/22
Oct/23
Oct/24

	Global X Disruptive Materials ETF - $7065	MSCI ACWI Index (Net) (USD) - $12346	Solactive Disruptive Materials Index - $7162
Jan/22	$10000	$10000	$10000
Oct/22	$7702	$8414	$7728
Oct/23	$6165	$9297	$6209
Oct/24	$7065	$12346	$7162

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Global X Disruptive Materials ETF	14.61%	-11.79%
MSCI ACWI Index (Net) (USD)	32.79%	7.91%
Solactive Disruptive Materials Index	15.35%	-11.35%

Since its inception on January 24, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/dmat/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,964,635	50	$36,415	22.42%

What did the Fund invest in?

Country WeightingsFootnote Reference*

China
34.7%
United States
16.3%
South Africa
14.1%
Australia
7.9%
Chile
6.8%
Japan
4.9%
Mexico
3.7%
Sweden
3.6%
Zambia
3.4%
Canada
2.9%
Indonesia
0.7%
France
0.7%
Other Countries
0.2%

Value	Value
Other Countries	0.2%
France	0.7%
Indonesia	0.7%
Canada	2.9%
Zambia	3.4%
Sweden	3.6%
Mexico	3.7%
Japan	4.9%
Chile	6.8%
Australia	7.9%
South Africa	14.1%
United States	16.3%
China	34.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eve Energy, Cl A	5.1%
China Northern Rare Earth Group High-Tech, Cl A	4.3%
Impala Platinum Holdings	4.1%
Arcadium Lithium, CDI	3.8%
Anglo American PLC	3.8%
Albemarle	3.7%
Southern Copper	3.7%
Sumitomo Metal Mining	3.7%
Boliden	3.6%
Lundin Mining,	3.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dmat/

Global X Funds

Global X Disruptive Materials ETF: DMAT

Principal Listing Exchange: Nasdaq

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-50

Global X Funds

Global X Russell 2000 ETF

Ticker: RSSL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Russell 2000 ETF (the "Fund") for the period from June 4, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rssl/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as an annualized percentage of a $10,000 investment
Global X Russell 2000 ETF	$3	0.08%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 RIC Capped Index ("Secondary Index"). The Fund is passively managed and generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to provide exposure to the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell, the provider of the Secondary Index. The Secondary Index uses market capitalization to weight securities in the Russell 2000 Index while limiting concentration in any single security to help users meet Regulated Investment Company (“RIC”) concentration requirements for U.S. registered funds. Constituents are capped quarterly to limit over concentration in any single security.

Since June 4, 2024 (“reporting period”), the Fund increased by 8.53%, while the Secondary Index increased by 8.58%. The Fund had a net asset value of $79.35 per share on June 4, 2024, and ended the reporting period with a net asset value of $85.77 per share on October 31, 2024.

During the reporting period, the highest returns came from Lumen Technologies, Inc. and CommScope Holding Co., Inc., which returned 407.14% and 339.87% respectively. The worst performers were SunPower Corporation and Conduit Pharmaceuticals Inc., which returned -99.51% and -91.42%, respectively.

During the reporting period the Fund recorded positive returns, driven by several key factors. The U.S. Federal Reserve's rate cuts and overall dovish stance in September 2024 eased pressures on small-capitalization companies. This increasingly supportive business environment encouraged some businesses to access more capital and expand operations. Additionally, optimism towards a “soft-landing” economic scenario has provided a conducive environment for growth, particularly for small-capitalization companies as they are more sensitive to economic fluctuations. Other macroeconomic factors such as lowering inflation, low unemployment, and robust consumer spending have contributed to positive performance in the broader market during the reporting period as well. These factors combined to contribute to the Fund’s positive performance during the reporting period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Global X Russell 2000 ETF - $10,853
S&P 500 Index (TR) - $10,839
Russell 2000 RIC Capped Index (TR) (USD) - $10,858
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
Jun/24
Jun/24
Jul/24
Aug/24
Sep/24
Oct/24

	Global X Russell 2000 ETF - $10853	S&P 500 Index (TR) - $10839	Russell 2000 RIC Capped Index (TR) (USD) - $10858
Jun/24	$10000	$10000	$10000
Jun/24	$10082	$10330	$10082
Jul/24	$11101	$10456	$11107
Aug/24	$10936	$10709	$10941
Sep/24	$11013	$10938	$11017
Oct/24	$10853	$10839	$10858

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	Cumulative Since Inception
Global X Russell 2000 ETF	8.53%
S&P 500 Index (TR)	8.39%
Russell 2000 RIC Capped Index (TR) (USD)	8.58%

Since its inception on June 4, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/rssl/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,434,940,108	1,972	$427,607	7.75%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials 18.9%
Industrials 17.7%
Health Care 17.3%
Information Technology 11.9%
Consumer Discretionary 9.7%
Real Estate 6.4%
Energy 5.2%
Materials 4.5%
Utilities 2.8%
Communication Services 2.7%
Consumer Staples 2.6%
Short-Term Investment 1.0%
Repurchase Agreement 0.7%
Future 0.0%

Value	Value
Future	0.0%
Repurchase Agreement	0.7%
Short-Term Investment	1.0%
Consumer Staples	2.6%
Communication Services	2.7%
Utilities	2.8%
Materials	4.5%
Energy	5.2%
Real Estate	6.4%
Consumer Discretionary	9.7%
Information Technology	11.9%
Health Care	17.3%
Industrials	17.7%
Financials	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
RBC Capital Markets	0.7%
FTAI Aviation	0.5%
Sprouts Farmers Market	0.5%
Vaxcyte	0.5%
Insmed	0.4%
Mueller Industries	0.3%
Fluor	0.3%
Applied Industrial Technologies	0.3%
Fabrinet	0.3%
Ensign Group	0.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rssl/

Global X Funds

Global X Russell 2000 ETF: RSSL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-51

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,727,672	$0	$0	$1,235,693	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$487,204	$0	$0	$392,972	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $487,204 and $392,972, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X SuperDividend® ETF (ticker: SDIV)
Global X Social Media ETF (ticker: SOCL)
Global X Guru® Index ETF (ticker: GURU)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X E-commerce ETF (ticker: EBIZ)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X NASDAQ 100® Tail Risk ETF (ticker: QTR)
Global X NASDAQ 100® Collar 95-110 ETF (ticker: QCLR)
Global X S&P 500® Tail Risk ETF (ticker: XTR)
Global X S&P 500® Collar 95-110 ETF (ticker: XCLR)
Global X Disruptive Materials ETF (ticker: DMAT)
Global X Russell 2000 ETF (ticker: RSSL)

Annual Financials and Other Information
October 31, 2024

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the Commission’s website at https://www.globalxetfs.com/explore/, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.globalxetfs.com/explore/.

Schedule of Investments	October 31, 2024
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA — 4.4%
Materials — 4.4%
Arcadium Lithium, CDI * (A)	10,402,284	$56,068,311

AUSTRALIA — 10.6%
Materials — 10.6%
IGO	6,773,466	23,292,219
ioneer *	18,542,623	3,522,166
Latin Resources * (A)	23,134,916	2,954,902
Liontown Resources * (A)	14,410,074	7,786,831
Mineral Resources	1,689,329	43,596,444
Pilbara Minerals * (A)	26,032,433	48,595,966
Sayona Mining * (A)	90,803,426	2,022,189
Vulcan Energy Resources *	1,099,307	3,715,432

TOTAL AUSTRALIA		135,486,149
BRAZIL — 0.6%
Materials — 0.6%
Sigma Lithium * (A)	517,863	7,032,580

CANADA — 1.5%
Materials — 1.5%
Lithium Americas * (A)	1,864,184	7,569,340
Lithium Americas Argentina * (A)	1,355,583	4,706,784
Patriot Battery Metals * (A)	1,281,650	3,208,837
Standard Lithium * (A)	1,690,075	4,073,785

TOTAL CANADA		19,558,746
CHILE — 4.3%
Materials — 4.3%
Sociedad Quimica y Minera de Chile ADR	1,431,565	54,957,780

CHINA — 39.2%
Consumer Discretionary — 4.0%
BYD, Cl H	1,420,874	51,429,556

Industrials — 15.0%
Contemporary Amperex Technology, Cl A	1,524,309	52,603,454

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eve Energy, Cl A	8,346,488	$56,850,522
Jiangxi Special Electric Motor, Cl A *	13,441,977	15,445,021
Sunwoda Electronic, Cl A	13,166,991	41,785,017
Wuxi Lead Intelligent Equipment, Cl A	9,591,046	25,269,870
		191,953,884

Information Technology — 4.2%
NAURA Technology Group, Cl A	966,641	53,211,127

Materials — 16.0%
Ganfeng Lithium Group, Cl A	10,716,600	51,088,346
Guangzhou Tinci Materials Technology, Cl A	11,118,214	29,511,930
Shanghai Putailai New Energy Technology, Cl A	9,673,373	22,813,247
Sinomine Resource Group, Cl A	4,994,226	23,248,023
Tianqi Lithium, Cl A	9,988,288	50,376,895
Yunnan Energy New Material, Cl A	5,316,959	26,555,517
		203,593,958
TOTAL CHINA		500,188,525
FRANCE — 0.4%
Materials — 0.4%
Eramet (A)	86,094	5,051,927

JAPAN — 7.6%
Consumer Discretionary — 3.7%
Panasonic Holdings	5,817,647	47,282,107

Information Technology — 3.9%
TDK	4,064,645	49,165,327

TOTAL JAPAN		96,447,434
NETHERLANDS — 0.4%
Materials — 0.4%
AMG Critical Materials (A)	303,085	5,123,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 13.3%
Industrials — 9.6%
Ecopro *	406,602	$50,235,972
L&F *	250,520	21,439,429
LG Energy Solution *	170,428	50,325,659
		122,001,060
Information Technology — 3.7%
Samsung SDI	202,569	48,000,046

TOTAL SOUTH KOREA		170,001,106
UNITED STATES — 17.7%
Consumer Discretionary — 5.9%
Lucid Group * (A)	8,759,235	19,357,909
Tesla *	223,886	55,937,917
		75,295,826

Industrials — 3.0%
EnerSys	397,811	38,531,974

Materials — 8.8%
Albemarle (A)	1,179,855	111,767,664

TOTAL UNITED STATES		225,595,464
TOTAL COMMON STOCK (Cost $1,589,610,324)		1,275,511,225

	Face Amount
REPURCHASE AGREEMENTS(B) — 5.6%
Citigroup Global Markets, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $16,669,322 (collateralized by various U.S. Government Obligations, ranging in par value $2,435 - $4,265,019, 2.000% - 7.964%, 02/01/2036 - 08/20/2067, with a total market value of $17,000,417)	$16,667,072	16,667,072

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $16,669,336 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,360 - $3,256,649, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $17,000,413)	$16,667,072	$16,667,072
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $16,669,322 (collateralized by various U.S. Government Obligations, ranging in par value $3,333 - $8,640,210, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $17,000,413)	16,667,072	16,667,072
Nomura Securities International, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $16,669,317 (collateralized by various U.S. Government Obligations, ranging in par value $9,078 - $8,409,825, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $17,000,413)	16,667,072	16,667,072
RBC Dominion Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $4,255,998 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $220 - $1,584,175, 0.000% - 7.000%, 04/15/2026 - 09/20/2054, with a total market value of $4,340,533)	4,255,425	4,255,425
TOTAL REPURCHASE AGREEMENTS (Cost $70,923,713)		70,923,713
TOTAL INVESTMENTS — 105.6% (Cost $1,660,534,037)		$1,346,434,938

Percentages are based on Net Assets of $1,275,152,157.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Lithium & Battery Tech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $114,885,705.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $70,923,713. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $47,888,271.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,275,511,225	$—	$—	$1,275,511,225
Repurchase Agreements	—	70,923,713	—	70,923,713
Total Investments in Securities	$1,275,511,225	$70,923,713	$—	$1,346,434,938

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 95.8%
AUSTRALIA — 3.4%
Energy — 1.6%
Woodside Energy Group	357,946	$5,575,322
Yancoal Australia	1,668,335	7,124,780
		12,700,102
Industrials — 0.7%
McMillan Shakespeare	532,677	5,097,471

Materials — 1.1%
IGO	2,568,144	8,831,191

TOTAL AUSTRALIA		26,628,764
BELGIUM — 0.8%
Communication Services — 0.8%
Proximus	876,417	6,365,396

BERMUDA — 0.9%
Energy — 0.9%
Cool	708,289	7,097,056

BRAZIL — 4.1%
Consumer Discretionary — 1.4%
Mahle-Metal Leve	1,072,100	5,545,009
Vulcabras	2,061,060	5,846,272
		11,391,281
Materials — 2.7%
Cia Siderurgica Nacional	2,625,600	5,338,512
CSN Mineracao	6,486,100	6,958,097
Vale	846,000	9,069,792
		21,366,401
TOTAL BRAZIL		32,757,682
CHINA — 7.6%
Communication Services — 1.1%
CITIC Telecom International Holdings	31,115,000	8,924,991

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — 1.1%
Yankuang Energy Group, Cl H (A)	6,572,800	$8,555,868

Financials — 1.2%
Chongqing Rural Commercial Bank, Cl H	17,577,600	9,541,247

Materials — 1.8%
Fufeng Group	13,284,000	7,501,127
Shougang Fushan Resources Group	18,352,930	6,633,532
		14,134,659
Real Estate — 2.4%
C&D International Investment Group (A)	5,311,400	10,042,908
China Overseas Grand Oceans Group	32,616,200	8,600,433
		18,643,341
TOTAL CHINA		59,800,106
COLOMBIA — 0.7%
Energy — 0.7%
Ecopetrol ADR (A)	744,971	5,736,277

FRANCE — 2.2%
Financials — 1.2%
Coface	580,582	9,341,148

Real Estate — 1.0%
ICADE †	314,455	8,206,944

TOTAL FRANCE		17,548,092
GREECE — 2.7%
Consumer Discretionary — 0.9%
OPAP	407,516	6,937,120

Energy — 1.8%
HELLENiQ ENERGY Holdings	975,765	7,309,419
Okeanis Eco Tankers (A)	260,389	6,845,881
		14,155,300
TOTAL GREECE		21,092,420

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 10.0%
Communication Services — 2.3%
HKBN	21,365,210	$9,426,151
PCCW	15,309,500	8,408,567
		17,834,718
Consumer Discretionary — 1.8%
Yue Yuen Industrial Holdings	6,878,000	14,473,667

Information Technology — 1.0%
VTech Holdings	1,095,800	8,146,898

Real Estate — 3.6%
Hang Lung Group	7,509,600	9,833,264
Hang Lung Properties	9,545,200	8,029,637
Hysan Development	6,275,800	10,203,503
		28,066,404
Real Estate Investment Trusts — 1.3%
Kerry Properties	4,798,000	10,146,007

TOTAL HONG KONG		78,667,694
INDONESIA — 3.4%
Energy — 3.4%
Adaro Energy	45,185,500	10,421,887
Bukit Asam	49,284,200	9,294,758
Indo Tambangraya Megah	4,262,800	6,810,431

TOTAL INDONESIA		26,527,076
ISRAEL — 1.8%
Energy — 1.8%
Delek Group	76,936	9,086,136
Oil Refineries	20,683,787	5,274,755

TOTAL ISRAEL		14,360,891
ITALY — 2.5%
Communication Services — 1.3%
MFE-MediaForEurope, Cl A	3,049,924	9,979,776

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.2%
Cromwell European Real Estate Investment Trust †	5,339,200	$9,390,305

TOTAL ITALY		19,370,081
KUWAIT — 1.9%
Consumer Discretionary — 0.8%
Humansoft Holding KSC	764,372	6,504,763

Materials — 1.1%
Boubyan Petrochemicals KSCP	3,831,174	8,369,373

TOTAL KUWAIT		14,874,136
NETHERLANDS — 1.3%
Financials — 1.3%
Van Lanschot Kempen	226,600	10,344,617

NORWAY — 4.2%
Energy — 4.2%
Avance Gas Holding (A)	731,558	6,778,107
FLEX LNG (A)	298,906	7,323,197
Frontline (A)	344,354	6,711,459
Hafnia	994,627	5,770,972
Var Energi	2,124,385	6,654,111

TOTAL NORWAY		33,237,846
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC (B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PJSC (B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—

TOTAL RUSSIA		—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 2.1%
Energy — 0.9%
BW LPG	590,857	$7,579,622

Utilities — 1.2%
Kenon Holdings	326,839	9,339,755

TOTAL SINGAPORE		16,919,377
SOUTH AFRICA — 2.3%
Real Estate — 2.3%
Growthpoint Properties †	12,442,215	9,183,874
Redefine Properties †	33,140,042	9,165,996

TOTAL SOUTH AFRICA		18,349,870
SPAIN — 0.9%
Utilities — 0.9%
Enagas	501,321	7,086,232

THAILAND — 1.2%
Real Estate — 1.2%
Sansiri NVDR	178,864,900	9,699,889

UNITED KINGDOM — 7.8%
Communication Services — 1.1%
Vodafone Group ADR	939,003	8,704,558

Consumer Staples — 1.1%
British American Tobacco ADR	259,212	9,067,236

Energy — 2.1%
Energean	722,331	9,342,328
Serica Energy	3,744,600	6,889,155
		16,231,483
Financials — 3.5%
Abrdn PLC	4,442,761	7,548,159
Liontrust Asset Management	890,103	5,550,127
M&G PLC	2,487,795	6,203,335

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Phoenix Group Holdings PLC	1,261,710	$7,967,807
		27,269,428
TOTAL UNITED KINGDOM		61,272,705
UNITED STATES — 34.0%
Energy — 4.6%
Berry	1,317,453	6,613,614
Civitas Resources	116,225	5,670,618
DHT Holdings	698,615	7,209,707
Kinetik Holdings, Cl A	205,124	9,983,385
Nordic American Tankers	1,965,578	6,427,440
		35,904,764
Financials — 17.9%
AGNC Investment †	773,601	7,202,225
Annaly Capital Management †	379,042	7,205,588
Apollo Commercial Real Estate Finance †	690,041	6,134,464
Arbor Realty Trust †	549,553	8,100,411
Blackstone Mortgage Trust, Cl A †	366,395	6,672,053
BrightSpire Capital, Cl A †	1,161,282	7,060,595
Chimera Investment †	561,009	8,471,236
Dynex Capital †	621,680	7,590,713
Ellington Financial †	638,221	7,716,092
Franklin BSP Realty Trust †	579,325	7,537,018
KKR Real Estate Finance Trust †	776,993	9,005,349
MFA Financial †	656,583	8,069,405
New York Mortgage Trust †	1,043,328	6,020,003
PennyMac Mortgage Investment Trust †	560,275	7,552,507
Ready Capital †	857,833	5,876,156
Redwood Trust †	1,266,737	9,272,515
Rithm Capital †	698,184	7,393,769
Starwood Property Trust †	385,674	7,613,205
Two Harbors Investment †	562,261	6,466,001
		140,959,305
Materials — 1.2%
Ardagh Metal Packaging	2,561,569	9,426,574

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 9.6%
Brandywine Realty Trust †	1,804,679	$9,149,723
Gladstone Commercial †	596,962	9,399,167
Global Medical REIT †	941,453	8,557,808
Global Net Lease †	1,080,593	8,417,819
Medical Properties Trust †	1,763,289	8,164,028
Omega Healthcare Investors †	218,462	9,278,081
Sabra Health Care REIT †	513,770	9,967,138
Service Properties Trust †	1,691,824	5,413,837
Uniti Group †	1,495,792	7,583,665
		75,931,266
Utilities — 0.7%
NextEra Energy Partners (A)	303,227	5,867,442

TOTAL UNITED STATES		268,089,351
TOTAL COMMON STOCK (Cost $793,525,018)		755,825,558

PREFERRED STOCK — 1.6%
BRAZIL—1.6%
Energy — 0.7%
Petroleo Brasileiro (C)	935,500	5,803,292
Materials — 0.9%
Bradespar (C)	2,076,700	7,045,802
TOTAL BRAZIL		12,849,094
TOTAL PREFERRED STOCK (Cost $16,002,233)		12,849,094

MASTER LIMITED PARTNERSHIP — 1.0%
UNITED STATES— 1.0%
Energy — 1.0%
Kimbell Royalty Partners (A)	477,033	7,656,380
TOTAL MASTER LIMITED PARTNERSHIP (Cost $7,240,801)		7,656,380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® ETF

	Shares	Value
REGISTERED INVESTMENT COMPANY — 0.9%
SDCL Energy Efficiency Income Trust	9,487,104	$7,013,300
TOTAL REGISTERED INVESTMENT COMPANY (Cost $8,185,490)		7,013,300

	Face Amount
REPURCHASE AGREEMENTS(D) — 2.3%
Citigroup Global Markets, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $4,287,749 (collateralized by various U.S. Government Obligations, ranging in par value $626 - $1,097,065, 2.000% - 7.964%, 02/01/2036 - 08/20/2067, with a total market value of $4,355,606)	$4,287,170	4,287,170
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $1,094,749 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $89 - $213,878, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $1,110,819)	1,094,600	1,094,600
Deutsche Bank Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $4,287,748 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,021,311 - $3,501,662, 2.875% - 4.500%, 05/15/2027 - 05/15/2052, with a total market value of $4,287,065)	4,287,170	4,287,170
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $4,287,749 (collateralized by various U.S. Government Obligations, ranging in par value $857 - $2,222,469, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $4,357,077)	4,287,170	4,287,170

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Nomura Securities International, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $4,287,748 (collateralized by various U.S. Government Obligations, ranging in par value $2,335 - $2,163,208, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $4,358,023)	$4,287,170	$4,287,170
TOTAL REPURCHASE AGREEMENTS (Cost $18,243,280)		18,243,280
TOTAL INVESTMENTS — 101.6% (Cost $843,196,822)		$801,587,612

Percentages are based on Net Assets of $789,022,363.

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI EAFE Index	18	Dec-2024	$2,184,527	$2,115,180	$(69,347)
S&P Mid Cap 400 Index E-MINI	13	Dec-2024	4,055,962	4,047,680	(8,282)
			$6,240,489	$6,162,860	$(77,629)

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $16,465,130.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $18,243,280. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $260,933.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$746,435,253	$9,390,305	$—	^	$755,825,558
Preferred Stock	12,849,094	—	—		12,849,094
Master Limited Partnership	7,656,380	—	—		7,656,380
Registered Investment Company	7,013,300	—	—		7,013,300
Repurchase Agreements	—	18,243,280	—		18,243,280
Total Investments in Securities	$773,954,027	$27,633,585	$—		$801,587,612

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(77,629)	$—	$—		$(77,629)
Total Other Financial Instruments	$(77,629)	$—	$—		$(77,629)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 34.0%
Communication Services — 33.8%
Baidu ADR *	60,342	$5,505,001
Bilibili ADR *	147,137	3,254,670
DouYu International Holdings ADR	6,893	74,582
Hello Group ADR	69,337	490,212
HUYA ADR	38,867	134,480
JOYY ADR *	17,240	587,022
Kuaishou Technology, Cl B *	1,363,688	8,051,204
Meitu	1,450,400	494,387
NetEase ADR	69,712	5,612,513
Tencent Holdings	220,627	11,482,003
Tencent Music Entertainment Group ADR	378,559	4,213,362
Weibo ADR	43,136	390,381
		40,289,817
Information Technology — 0.2%
Newborn Town *	349,600	169,530

TOTAL CHINA		40,459,347
GERMANY — 0.7%
Communication Services — 0.7%
United Internet	40,479	824,425

JAPAN — 4.7%
Communication Services — 4.7%
DeNA	37,289	461,691
giftee * (A)	9,717	60,027
Gree	27,800	85,230
Kakaku.com	62,509	967,643
MIXI	17,291	320,450
Nexon	208,192	3,662,238

TOTAL JAPAN		5,557,279
SINGAPORE — 0.2%
Communication Services — 0.2%
Grindr *	15,135	202,506

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 11.4%
Communication Services — 11.4%
Com2uSCorp	4,031	$126,918
Kakao	153,694	4,115,213
NAVER	73,734	9,083,174
SOOP	3,884	270,191

TOTAL SOUTH KOREA		13,595,496
TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online *	66,426	100,655

UNITED ARAB EMIRATES — 0.1%
Communication Services — 0.1%
Yalla Group ADR *	45,863	189,873

UNITED KINGDOM — 0.4%
Communication Services — 0.4%
Trustpilot Group *	170,587	543,899

UNITED STATES — 48.4%
Communication Services — 45.8%
Alphabet, Cl A	34,115	5,837,418
Angi, Cl A *	37,217	88,576
Bumble, Cl A *	46,914	332,151
IAC *	38,860	1,863,337
Match Group *	132,391	4,770,048
Meta Platforms, Cl A	20,289	11,515,631
Nextdoor Holdings *	83,684	202,515
Pinterest, Cl A *	307,067	9,761,660
Reddit, Cl A *	38,406	4,581,836
Rumble * (A)	37,364	218,206
Snap, Cl A *	544,722	6,623,819
Spotify Technology *	15,156	5,836,575
Trump Media & Technology Group * (A)	38,762	1,369,849
Vimeo *	73,271	349,503

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Yelp, Cl A *	33,448	$1,141,915
		54,493,039

Consumer Discretionary — 0.1%
Groupon, Cl A * (A)	10,512	107,853

Industrials — 0.4%
Fiverr International * (A)	15,295	447,531

Information Technology — 2.1%
Life360, CDI *	103,879	1,494,853
Sprinklr, Cl A *	52,998	393,775
Sprout Social, Cl A *	25,102	664,952
		2,553,580
TOTAL UNITED STATES		57,602,003
TOTAL COMMON STOCK (Cost $162,314,106)		119,075,483

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.2%
Citigroup Global Markets, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $336,658 (collateralized by various U.S. Government Obligations, ranging in par value $49 - $86,138, 2.000% - 7.964%, 02/01/2036 - 08/20/2067, with a total market value of $343,345)	$336,613	336,613
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $85,958 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7 - $16,793, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $87,665)	85,946	85,946

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $336,658 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $80,190 - $274,938, 2.875% - 4.500%, 05/15/2027 - 05/15/2052, with a total market value of $343,345)	$336,613	$336,613
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $336,658 (collateralized by various U.S. Government Obligations, ranging in par value $67 - $174,500, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $343,345)	336,613	336,613
Nomura Securities International, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $336,658 (collateralized by various U.S. Government Obligations, ranging in par value $183 - $169,847, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $343,345)	336,613	336,613
TOTAL REPURCHASE AGREEMENTS (Cost $1,432,398)		1,432,398
TOTAL INVESTMENTS — 101.2% (Cost $163,746,504)		$120,507,881

Percentages are based on Net Assets of $119,099,636.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $1,302,509.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $1,432,398. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Social Media ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$118,974,828	$100,655	$—	$119,075,483
Repurchase Agreements	—	1,432,398	—	1,432,398
Total Investments in Securities	$118,974,828	$1,533,053	$—	$120,507,881

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.8%
Consumer Discretionary — 1.8%
Alibaba Group Holding ADR	8,229	$806,277

SOUTH KOREA — 1.6%
Consumer Discretionary — 1.6%
Coupang, Cl A *	29,220	753,584

TAIWAN — 1.6%
Information Technology — 1.6%
Taiwan Semiconductor Manufacturing ADR	3,753	715,097

UNITED STATES — 94.9%
Communication Services — 6.5%
Alphabet, Cl A	4,047	692,482
Endeavor Group Holdings, Cl A (A)	23,810	702,157
Meta Platforms, Cl A	1,215	689,610
ROBLOX, Cl A *	16,161	835,847
		2,920,096
Consumer Discretionary — 13.8%
Amazon.com *	3,676	685,206
Asbury Automotive Group *	2,822	642,964
Chipotle Mexican Grill, Cl A *	12,128	676,379
Expedia Group *	4,951	773,891
Green Brick Partners *	9,215	635,927
Home Depot	1,813	713,869
Lithia Motors, Cl A	2,232	741,850
Planet Fitness, Cl A *	8,181	642,372
United Parks & Resorts *	13,393	704,874
		6,217,332
Consumer Staples — 6.1%
Albertsons, Cl A	31,976	578,766
Kellanova	8,153	657,540
Maplebear *	20,233	892,275
Post Holdings *	5,759	628,940
		2,757,521

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Energy — 5.2%
Chesapeake Energy	8,936	$757,058
Hess	4,788	643,890
Texas Pacific Land	788	918,808
		2,319,756
Financials — 6.4%
Fiserv *	3,950	781,705
Janus Henderson Group	18,161	750,231
Mastercard, Cl A	1,393	695,929
S&P Global	1,325	636,477
		2,864,342
Health Care — 15.7%
Amicus Therapeutics *	57,165	652,824
Incyte *	10,612	786,561
Madrigal Pharmaceuticals *	2,677	694,253
MoonLake Immunotherapeutics, Cl A *	13,590	630,848
Nuvalent, Cl A *	9,116	806,675
PTC Therapeutics *	19,810	790,815
Roivant Sciences *	58,039	670,351
Tenet Healthcare *	4,219	654,029
United Therapeutics *	2,026	757,663
UnitedHealth Group	1,129	637,321
		7,081,340
Industrials — 10.8%
Avis Budget Group	7,441	617,603
Carrier Global	9,569	695,858
CSX	19,463	654,735
Delta Air Lines	16,290	932,114
Hertz Global Holdings *	187,585	521,486
Howmet Aerospace	6,848	682,883
Quanta Services	2,437	735,072
		4,839,751
Information Technology — 18.1%
Apple	2,913	658,076
CyberArk Software *	2,369	655,076
Elastic *	6,000	481,380

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GoDaddy, Cl A *	4,019	$670,369
Guidewire Software *	4,431	825,318
Marvell Technology	9,441	756,319
Microsoft	1,550	629,842
NVIDIA	5,314	705,487
Oracle	4,768	800,261
Salesforce	2,484	723,763
Seagate Technology Holdings	6,554	657,825
Snowflake, Cl A *	5,138	589,945
		8,153,661
Materials — 5.7%
Ashland	7,685	649,920
Linde PLC	1,432	653,207
Sherwin-Williams	1,836	658,702
United States Steel	15,643	607,730
		2,569,559
Real Estate — 3.0%
ProLogis †	5,233	591,015
Welltower †	5,626	758,835
		1,349,850
Utilities — 3.6%
Constellation Energy	3,429	901,690
PG&E	35,553	718,881
		1,620,571
TOTAL UNITED STATES		42,693,779
TOTAL COMMON STOCK (Cost $40,153,063)		44,968,737

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.740% (Cost $306,653)	306,653	306,653

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.5%
RBC Capital Markets 4.750%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $227,377 (collateralized by a U.S. Treasury Obligation, par value $245,818, 1.250%, 12/31/2026, with a total market value of $233,866) (Cost $227,347)	$227,347	$227,347
TOTAL INVESTMENTS — 101.1% (Cost $40,687,063)		$45,502,737

Percentages are based on Net Assets of $44,994,898.

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $524,922.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2024.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $534,000. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $0.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,968,737	$—	$—	$44,968,737
Short-Term Investment	306,653	—	—	306,653
Repurchase Agreement	—	227,347	—	227,347
Total Investments in Securities	$45,275,390	$227,347	$—	$45,502,737

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.7%
UNITED STATES— 99.7%
Communication Services — 4.4%
Telephone and Data Systems, 6.000%	128,060	$2,399,844
United States Cellular, 5.500%	93,561	2,106,994
United States Cellular, 5.500% (A)	93,562	2,105,145
		6,611,983
Consumer Discretionary — 3.6%
Ford Motor, 6.500% (A)	129,179	3,233,350
Qurate Retail, 8.000% (A)	59,490	2,255,861
		5,489,211
Financials — 79.6%
Affiliated Managers Group, 6.750%	84,192	2,162,893
Allstate, 7.375%	129,173	3,516,089
Apollo Global Management, 7.625%, H15T5Y + 3.226% (B)	100,639	2,717,253
Apollo Global Management, 6.750%	120,138	9,174,939
Athene Holding, 7.750%, H15T5Y + 3.962% (B)	76,068	2,037,862
Athene Holding, 6.350%, US0003M + 4.253% (B)	131,168	3,288,382
Banc of California, 7.750%, H15T5Y + 4.820% (B)	96,027	2,323,853
Bank of America, 7.250%	4,587	5,664,945
Bank of America, 4.750%	40,120	878,227
Bank of America, 4.375%	64,095	1,279,977
Bank of America, 4.250%	76,369	1,493,778
Brighthouse Financial, 5.375%	107,586	2,179,692
Capital One Financial, 4.375%	125,262	2,294,800
Charles Schwab, 4.450% (A)	112,254	2,387,643
Citizens Financial Group, 7.375%	74,844	2,028,272
Enstar Group, 7.000%, US0003M + 4.015% (B)	74,870	1,601,469
F&G Annuities & Life, 7.950% (A)	64,565	1,753,585
Flagstar Financial, 6.375%, US0003M + 3.821% (B)	96,362	2,016,857
Jackson Financial, 8.000%, H15T5Y + 3.728% (B)	102,893	2,788,400
JPMorgan Chase, 4.625% (A)	235,138	5,191,847
JPMorgan Chase, 4.550% (A)	190,498	4,118,567
JPMorgan Chase, 4.200%	254,201	5,137,402
KeyCorp, 6.200%, H15T5Y + 3.132% (A) (B)	112,246	2,800,538
KeyCorp, 6.125%, TSFR3M + 4.154% (A) (B)	93,551	2,380,873
Lincoln National, 9.000%	93,543	2,650,073

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
M&T Bank, 7.500%	160,666	$4,389,395
Morgan Stanley, 6.500% (A)	166,869	4,355,281
Morgan Stanley, 5.850% (B)	166,838	4,199,313
Morgan Stanley, 4.250%	216,947	4,243,483
Regions Financial, 6.950%, H15T5Y + 2.771% (A) (B)	93,548	2,417,280
Regions Financial, 5.700%, TSFR3M + 3.410% (B)	93,552	2,351,897
Rithm Capital, 7.000%, H15T5Y + 6.223% † (B)	87,009	2,103,008
State Street, 5.350%, TSFR3M + 3.971% (A) (B)	93,553	2,328,534
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A) (B)	93,549	2,428,532
Synovus Financial, 8.397%, H15T5Y + 4.127% (B)	65,498	1,732,422
TPG Operating Group II, 6.950%	74,844	1,939,208
US Bancorp, 4.000% (A)	160,424	3,012,763
Wells Fargo, 7.500%	6,276	7,750,107
Wells Fargo, 4.700%	73,426	1,533,869
Wells Fargo, 4.375% (A)	66,728	1,321,882
		119,975,190
Industrials — 1.2%
Chart Industries, 6.750%	37,658	1,858,422
Materials — 5.7%
Albemarle, 7.250%	192,237	8,602,606
Utilities — 5.2%
SCE Trust VII, 7.500%	102,893	2,746,214
SCE Trust VIII, 6.950%	65,497	1,735,670
Southern, 4.200%	160,510	3,298,481
		7,780,365
TOTAL UNITED STATES		150,317,777
TOTAL PREFERRED STOCK (Cost $147,546,212)		150,317,777

SHORT-TERM INVESTMENT(C)(D) — 4.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.740% (Cost $6,496,136)	6,496,136	6,496,136

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperIncome™ Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 3.2%
RBC Capital Markets 4.750%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $4,816,756 (collateralized by a U.S. Treasury Obligation, par value $5,207,407, 1.250%, 12/31/2026, with a total market value of $4,914,490) (Cost $4,816,121)	$4,816,121	$4,816,121
TOTAL INVESTMENTS — 107.2% (Cost $158,858,469)		$161,630,034

Percentages are based on Net Assets of $150,709,426.

†	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $11,072,136.
(B)	Variable or floating rate preferred stock. The rate shown is the effective dividend rate as of the period end. For certain securities, the dividend rate is not based on published reference rates and spreads. Instead, it may be determined by the issuer or agent based on current market conditions, calculated using a formula tied to underlying financial metrics, or adjusted periodically based on prevailing interest rates.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2024.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $11,312,257. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $0.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$150,317,777	$—	$—	$150,317,777
Short-Term Investment	6,496,136	—	—	6,496,136
Repurchase Agreement	—	4,816,121	—	4,816,121
Total Investments in Securities	$156,813,913	$4,816,121	$—	$161,630,034

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 87.4%
NORWAY — 2.3%
Energy — 2.3%
Frontline (A)	227,628	$4,436,470
SFL, Cl B	939,755	9,970,800

TOTAL NORWAY		14,407,270
UNITED STATES — 85.1%
Communication Services — 6.4%
AT&T	716,207	16,143,306
Cogent Communications Holdings	158,903	12,755,144
Verizon Communications	298,563	12,578,459
		41,476,909
Consumer Discretionary — 2.0%
Wendy’s	659,463	12,602,338

Consumer Staples — 9.0%
Altria Group	300,931	16,388,702
Kraft Heinz	347,233	11,618,416
Philip Morris International	134,878	17,898,311
Universal	243,073	12,377,277
		58,282,706
Energy — 9.3%
Berry	1,768,946	8,880,109
Chesapeake Energy	153,553	13,009,010
Chord Energy	73,810	9,233,631
Coterra Energy	489,752	11,714,868
Kinder Morgan	710,344	17,410,531
		60,248,149
Financials — 6.9%
TFS Financial	908,373	11,672,593
Virtu Financial, Cl A	725,572	22,463,709
Western Union	944,902	10,167,146
		44,303,448
Health Care — 4.1%
AbbVie	68,104	13,884,362

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	440,045	$12,453,274
		26,337,636
Industrials — 1.9%
Ennis	595,884	12,132,198

Information Technology — 2.1%
International Business Machines	64,429	13,318,763

Materials — 6.3%
Dow	217,848	10,757,334
International Paper	339,497	18,855,663
LyondellBasell Industries, Cl A	123,704	10,743,693
		40,356,690
Real Estate — 19.0%
Alexander’s †	53,908	12,238,733
CBL & Associates Properties †	517,265	13,681,659
Community Healthcare Trust †	444,081	8,330,960
Easterly Government Properties, Cl A †	1,040,578	14,110,238
Gaming and Leisure Properties †	267,527	13,427,180
LTC Properties †	383,682	14,656,652
National Health Investors †	228,759	17,534,377
Omega Healthcare Investors †	390,687	16,592,477
Universal Health Realty Income Trust †	304,428	12,043,172
		122,615,448
Utilities — 18.1%
Avangrid	382,218	13,649,005
Avista	362,403	13,582,864
Dominion Energy	263,650	15,695,085
Duke Energy	132,283	15,248,261
Northwest Natural Holding	333,075	12,953,287
Northwestern Energy Group	247,586	13,235,948
OGE Energy	366,391	14,651,976

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Spire	281,322	$17,965,223
		116,981,649
TOTAL UNITED STATES		548,655,934
TOTAL COMMON STOCK (Cost $523,817,187)		563,063,204

MASTER LIMITED PARTNERSHIPS — 12.3%
UNITED STATES— 12.3%
Energy — 8.6%
Alliance Resource Partners	275,378	7,206,642
CrossAmerica Partners	553,459	11,810,815
Global Partners	256,735	12,020,333
MPLX	309,750	13,759,095
USA Compression Partners	500,869	10,923,953
		55,720,838
Materials — 1.9%
Westlake Chemical Partners	541,787	12,190,207
Utilities — 1.8%
Suburban Propane Partners (B)	612,854	11,503,270
TOTAL UNITED STATES		79,414,315
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $43,283,515)		79,414,315

	Face Amount
REPURCHASE AGREEMENTS(C) — 0.0%
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $249,034 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $20 - $48,653, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $253,980)	$249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $5,061 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $0 - $1,884, 0.000% - 7.000%, 04/15/2026 - 09/20/2054, with a total market value of $5,161)	$5,060	$5,060
TOTAL REPURCHASE AGREEMENTS (Cost $254,060)		254,060
TOTAL INVESTMENTS — 99.7% (Cost $567,354,762)		$642,731,579

Percentages are based on Net Assets of $644,834,762.

†	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $241,016.
(B)	Affiliated investment.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $254,060. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $0.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$563,063,204	$—	$—	$563,063,204
Master Limited Partnerships	79,414,315	—	—	79,414,315
Repurchase Agreements	—	254,060	—	254,060
Total Investments in Securities	$642,477,519	$254,060	$—	$642,731,579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® U.S. ETF

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2024	Income	Capital Gains
Suburban Propane Partners

$12,985,219	$1,691,497	$(5,003,444)	$1,162,602	$667,396	$11,503,270	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.9%
BRAZIL — 8.8%
Communication Services — 1.7%
TIM	212,200	$607,778

Consumer Discretionary — 1.6%
Vibra Energia	148,800	573,480

Financials — 3.5%
Banco Bradesco	276,500	608,527
Banco do Brasil	151,000	686,820
		1,295,347
Materials — 2.0%
Vale	68,100	730,086

TOTAL BRAZIL		3,206,691
CHILE — 3.8%
Financials — 2.2%
Banco de Chile	6,732,260	784,262

Materials — 1.6%
Empresas CMPC	378,025	601,975

TOTAL CHILE		1,386,237
CHINA — 35.6%
Consumer Discretionary — 8.3%
Chow Tai Fook Jewellery Group	814,000	770,611
HLA Group, Cl A	870,940	695,252
MINISO Group Holding (A)	186,600	948,073
Topsports International Holdings	1,770,000	587,389
		3,001,325
Energy — 6.0%
PetroChina, Cl H	816,000	612,965
Pingdingshan Tianan Coal Mining, Cl A	552,300	785,696
Shan Xi Hua Yang Group New Energy, Cl A	722,700	758,405
		2,157,066

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — 8.8%
Bank of China, Cl H	1,628,900	$773,132
Bank of Communications, Cl H	1,027,180	778,207
China CITIC Bank, Cl H	1,279,600	798,269
China Construction Bank, Cl H	1,098,000	851,633
		3,201,241
Industrials — 4.2%
Jiangsu Expressway, Cl H	672,000	676,806
Yutong Bus, Cl A	244,500	828,738
		1,505,544
Information Technology — 1.9%
Shanghai Baosight Software, Cl B	450,400	681,455

Materials — 2.2%
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	1,365,340	814,088

Real Estate — 4.2%
C&D International Investment Group (A)	437,000	826,289
Youngor Fashion, Cl A	662,100	697,598
		1,523,887
TOTAL CHINA		12,884,606
COLOMBIA — 1.7%
Utilities — 1.7%
Interconexion Electrica ESP	157,811	628,669

CZECHIA — 4.9%
Financials — 4.9%
Komercni Banka	24,120	831,774
Moneta Money Bank	193,433	962,411

TOTAL CZECHIA		1,794,185
EGYPT — 3.5%
Consumer Staples — 3.5%
Eastern SAE	2,261,912	1,261,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 4.4%
Consumer Discretionary — 4.4%
JUMBO	27,784	$739,008
OPAP	49,758	847,028

TOTAL GREECE		1,586,036
HUNGARY — 1.8%
Energy — 1.8%
MOL Hungarian Oil & Gas	92,777	642,380

INDIA — 2.1%
Energy — 2.1%
Coal India	139,940	752,321

KUWAIT — 2.0%
Communication Services — 2.0%
Mobile Telecommunications KSCP	475,961	707,657

MEXICO — 3.1%
Financials — 1.3%
Banco del Bajio	217,340	482,496

Real Estate — 1.8%
Fibra Uno Administracion †	546,300	628,207

TOTAL MEXICO		1,110,703
POLAND — 1.9%
Financials — 1.9%
Santander Bank Polska	6,322	706,142

ROMANIA — 2.5%
Real Estate — 2.5%
NEPI Rockcastle	114,965	899,757

RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC (B)	1,194,381	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PhosAgro PJSC GDR *(B)	42	$—
Severstal PJSC (B)	71,665	—

TOTAL RUSSIA		—
SAUDI ARABIA — 3.6%
Energy — 1.9%
Saudi Arabian Oil	94,307	677,980

Materials — 1.7%
Saudi Aramco Base Oil	20,117	627,769

TOTAL SAUDI ARABIA		1,305,749
SOUTH AFRICA — 5.6%
Financials — 2.5%
Absa Group	95,291	908,876

Materials — 3.1%
Kumba Iron Ore (A)	27,579	517,886
Sasol	110,294	612,481
		1,130,367
TOTAL SOUTH AFRICA		2,039,243
THAILAND — 2.6%
Financials — 2.6%
SCB X NVDR	278,300	936,051

TüRKIYE — 6.0%
Consumer Discretionary — 1.4%
Tofas Turk Otomobil Fabrikasi	95,465	523,397

Energy — 1.6%
Turkiye Petrol Rafinerileri	136,010	573,546

Financials — 3.0%
Akbank	391,712	578,025

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Yapi ve Kredi Bankasi	697,044	$497,624
		1,075,649
TOTAL TüRKIYE		2,172,592
TOTAL COMMON STOCK (Cost $35,983,242)		34,020,514

PREFERRED STOCK — 5.8%
BRAZIL—2.1%
Utilities — 2.1%
Cia Energetica de Minas Gerais (C)	394,285	774,437
TOTAL BRAZIL		774,437
COLOMBIA—1.9%
Financials — 1.9%
Bancolombia (C)	88,019	706,465
TOTAL COLOMBIA		706,465
RUSSIA—0.0%
Energy — 0.0%
Surgutneftegas PJSC (B)(C)	3,166,303	—
TOTAL RUSSIA		—
SOUTH KOREA— 1.8%
Consumer Discretionary — 1.8%
Hyundai Motor (C)	5,659	645,454
TOTAL SOUTH KOREA		645,454
TOTAL PREFERRED STOCK (Cost $3,533,611)		2,126,356

	Face Amount
REPURCHASE AGREEMENTS(D) — 3.6%
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $304,304 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $25 - $59,451, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $310,348)	$304,263	304,263

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Deutsche Bank Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $304,304 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $72,483 - $248,515, 2.875% - 4.500%, 05/15/2027 - 05/15/2052, with a total market value of $310,348)	$304,263	$304,263
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $304,304 (collateralized by various U.S. Government Obligations, ranging in par value $61 - $157,730, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $310,348)	304,263	304,263
Nomura Securities International, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $304,304 (collateralized by various U.S. Government Obligations, ranging in par value $166 - $153,524, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $310,348)	304,263	304,263
RBC Dominion Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $77,697 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4 - $28,921, 0.000% - 7.000%, 04/15/2026 - 09/20/2054, with a total market value of $79,241)	77,687	77,687
TOTAL REPURCHASE AGREEMENTS (Cost $1,294,739)		1,294,739
TOTAL INVESTMENTS — 103.3% (Cost $40,811,592)		$37,441,609

Percentages are based on Net Assets of $36,233,524.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® Emerging Markets ETF

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts MSCI Emerging Markets	2	Dec-2024	$115,742	$112,650	$(3,092)

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $1,415,488.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $1,294,739. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $191,557.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$32,634,277	$1,386,237	$—	^	$34,020,514
Preferred Stock	2,126,356	—	—	^	2,126,356
Repurchase Agreements	—	1,294,739	—		1,294,739
Total Investments in Securities	$34,760,633	$2,680,976	$—		$37,441,609

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(3,092)	$—	$—		$(3,092)
Total Other Financial Instruments	$(3,092)	$—	$—		$(3,092)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.1%
AUSTRALIA — 3.3%
Real Estate — 3.3%
Charter Hall Long Wale REIT †	2,870,912	$7,333,733

CANADA — 3.2%
Real Estate — 3.2%
SmartCentres Real Estate Investment Trust †	399,456	7,138,311

FRANCE — 3.6%
Real Estate — 3.6%
Covivio †	140,818	7,995,550

HONG KONG — 2.8%
Real Estate — 2.8%
Link REIT †	1,339,600	6,246,205

SINGAPORE — 6.5%
Real Estate — 6.5%
Frasers Logistics & Commercial Trust †	8,686,946	7,026,255
Keppel †	10,568,610	7,190,074

TOTAL SINGAPORE		14,216,329
SOUTH AFRICA — 3.4%
Real Estate — 3.4%
Growthpoint Properties †	10,174,922	7,510,336

UNITED STATES — 76.3%
Financials — 35.9%
Annaly Capital Management †	366,088	6,959,333
Apollo Commercial Real Estate Finance †	751,115	6,677,412
BrightSpire Capital, Cl A †	1,145,788	6,966,391
Dynex Capital †	587,818	7,177,258
Ellington Financial †	605,801	7,324,134
Invesco Mortgage Capital †	493,095	3,979,277
Ladder Capital, Cl A †	655,767	7,482,301
MFA Financial †	675,204	8,298,257
Orchid Island Capital, Cl A †	527,787	3,995,348

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ready Capital †	830,409	$5,688,302
Rithm Capital †	689,631	7,303,192
Starwood Property Trust †	372,042	7,344,109
		79,195,314
Real Estate — 40.4%
Broadstone Net Lease, Cl A †	432,643	7,610,190
EPR Properties †	164,342	7,456,196
Gaming and Leisure Properties †	155,051	7,782,010
Getty Realty †	260,082	8,163,974
Global Net Lease †	624,216	4,862,643
Healthcare Realty Trust, Cl A †	426,221	7,322,477
LTC Properties †	225,021	8,595,802
National Health Investors †	132,044	10,121,173
Omega Healthcare Investors †	251,948	10,700,232
Sabra Health Care REIT †	514,861	9,988,303
WP Carey †	114,739	6,393,257
		88,996,257
TOTAL UNITED STATES		168,191,571
TOTAL COMMON STOCK (Cost $212,949,752)		218,632,035
TOTAL INVESTMENTS — 99.1% (Cost $212,949,752)		$218,632,035

Percentages are based on Net Assets of $220,575,873.

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
Dow Jones U.S. Real Estate	45	Dec-2024	$1,753,996	$1,700,550	$(53,446)

†	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X SuperDividend® REIT ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$204,415,706	$14,216,329	$—	$218,632,035
Total Investments in Securities	$204,415,706	$14,216,329	$—	$218,632,035

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(53,446)	$—	$—	$(53,446)
Total Other Financial Instruments	$(53,446)	$—	$—	$(53,446)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 94.5%
AUSTRIA — 6.4%
Utilities — 6.4%
Verbund	26,771	$2,185,601

BRAZIL — 11.3%
Utilities — 11.3%
Centrais Eletricas Brasileiras	327,855	2,150,491
Engie Brasil Energia	199,784	1,431,232
Serena Energia *	174,662	250,433

TOTAL BRAZIL		3,832,156
CANADA — 6.4%
Utilities — 6.4%
Boralex, Cl A	28,906	694,059
Innergex Renewable Energy	57,227	374,411
Northland Power (A)	72,258	1,096,868

TOTAL CANADA		2,165,338
CHINA — 3.8%
Utilities — 3.8%
China Datang Renewable Power, Cl H (A)	702,500	202,408
China Longyuan Power Group, Cl H	932,300	828,642
Xinyi Energy Holdings (A)	2,321,300	262,752

TOTAL CHINA		1,293,802
DENMARK — 6.6%
Utilities — 6.6%
Orsted *	38,614	2,252,219

FRANCE — 5.0%
Utilities — 5.0%
Neoen	39,516	1,692,421

GERMANY — 0.8%
Energy — 0.8%
Verbio	17,910	274,159

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
GREECE — 2.1%
Utilities — 2.1%
Terna Energy	33,238	$714,478

INDIA — 1.2%
Utilities — 1.2%
ReNew Energy Global, Cl A *	71,577	405,126

INDONESIA — 5.2%
Utilities — 5.2%
Barito Renewables Energy	4,064,500	1,760,981

ISRAEL — 3.1%
Utilities — 3.1%
Energix-Renewable Energies	154,504	538,569
Enlight Renewable Energy *	33,310	529,809

TOTAL ISRAEL		1,068,378
ITALY — 2.8%
Utilities — 2.8%
ERG	42,304	947,937

JAPAN — 1.0%
Industrials — 0.6%
West Holdings	12,886	192,962

Utilities — 0.4%
RENOVA *	25,633	146,571

TOTAL JAPAN		339,533
NEW ZEALAND — 13.8%
Utilities — 13.8%
Contact Energy	222,214	1,136,032
Mercury NZ	392,564	1,544,323
Meridian Energy	564,296	1,999,930

TOTAL NEW ZEALAND		4,680,285

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC *(B)	271,804,543	$—

SOUTH AFRICA — 0.9%
Utilities — 0.9%
Scatec *	44,765	323,043

SPAIN — 9.0%
Utilities — 9.0%
Atlantica Sustainable Infrastructure	32,647	720,193
EDP Renovaveis	145,916	1,961,156
Solaria Energia y Medio Ambiente *	35,165	367,260

TOTAL SPAIN		3,048,609
THAILAND — 0.7%
Utilities — 0.7%
Energy Absolute NVDR	1,060,265	248,217

TURKIYE — 1.2%
Utilities — 1.2%
Akfen Yenilenebilir Enerji *	285,558	145,984
Aydem Yenilenebilir Enerji	197,459	143,962
Galata Wind Enerji	151,768	109,941

TOTAL TURKIYE		399,887
UNITED KINGDOM — 2.6%
Utilities — 2.6%
Drax Group	108,897	872,218

UNITED STATES — 10.6%
Industrials — 2.6%
Sunrun *	62,299	900,221

Utilities — 8.0%
Clearway Energy, Cl C	23,174	657,678
NextEra Energy Partners (A)	26,289	508,692

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Ormat Technologies	16,982	$1,341,918
Sunnova Energy International *	34,845	211,509
		2,719,797
TOTAL UNITED STATES		3,620,018
TOTAL COMMON STOCK (Cost $60,590,116)		32,124,406

MASTER LIMITED PARTNERSHIP — 5.0%
CANADA—5.0%
Utilities — 5.0%
Brookfield Renewable Partners, Cl A	66,390	1,706,008
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,049,046)		1,706,008

	Face Amount
REPURCHASE AGREEMENTS(C) — 3.8%
Citigroup Global Markets, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $302,948 (collateralized by various U.S. Government Obligations, ranging in par value $44 - $77,512, 2.000% - 7.964%, 02/01/2036 - 08/20/2067, with a total market value of $307,742)	$302,907	302,907
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $77,351 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $6 - $15,112, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $78,486)	77,340	77,340

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Deutsche Bank Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $302,948 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $72,160 - $247,407, 2.875% - 4.500%, 05/15/2027 - 05/15/2052,with a total market value of $302,900)	$302,907	$302,907
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $302,948 (collateralized by various U.S. Government Obligations, ranging in par value $61 - $157,027, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $307,846)	302,907	302,907
Nomura Securities International, Inc.
4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $302,948 (collateralized by various U.S. Government Obligations, ranging in par value $165 - $152,840, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $307,913)
	302,907	302,907
TOTAL REPURCHASE AGREEMENTS (Cost $1,288,968)		1,288,968
TOTAL INVESTMENTS — 103.3% (Cost $62,928,130)		$35,119,382

Percentages are based on Net Assets of $33,981,427.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $1,177,656.
(B)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Renewable Energy Producers ETF

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $1,288,968. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $0.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$32,124,406	$—	$—	^	$32,124,406
Master Limited Partnership	1,706,008	—	—		1,706,008
Repurchase Agreements	—	1,288,968	—		1,288,968
Total Investments in Securities	$33,830,414	$1,288,968	$—	^	$35,119,382

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,828	$1,132,166

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	11,857	4,088,530

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	5,752	847,960

UNITED STATES — 99.2%
Communication Services — 9.1%
Alphabet, Cl A	109,286	18,699,927
Alphabet, Cl C	89,590	15,471,297
AT&T	133,698	3,013,553
Charter Communications, Cl A *	1,927	631,304
Comcast, Cl A	72,031	3,145,594
Electronic Arts	4,482	676,110
Fox, Cl A	5,122	215,124
Fox, Cl B	3,272	127,477
Interpublic Group	6,977	205,124
Live Nation Entertainment *	2,723	318,972
Match Group *	5,347	192,652
Meta Platforms, Cl A	40,751	23,129,453
Netflix *	8,005	6,052,020
News, Cl A	8,441	230,017
News, Cl B	2,667	77,450
Omnicom Group	3,637	367,337
Paramount Global, Cl B	11,651	127,462
Take-Two Interactive Software *	3,333	539,013
T-Mobile US	9,135	2,038,567
Verizon Communications	78,495	3,306,994
Walt Disney	33,815	3,253,003
Warner Bros Discovery *	44,539	362,102
		82,180,552

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 10.0%
Airbnb, Cl A *	12,970	$1,748,226
Aptiv PLC *	7,825	444,695
AutoZone *	508	1,528,572
Best Buy	5,653	511,201
Booking Holdings	986	4,610,782
BorgWarner	6,885	231,543
CarMax *	4,595	332,586
Carnival *	29,376	646,272
Chipotle Mexican Grill, Cl A *	40,378	2,251,881
Darden Restaurants	3,594	575,112
Deckers Outdoor *	4,496	723,361
Domino’s Pizza	1,067	441,450
DR Horton	8,646	1,461,174
eBay	14,409	828,662
Expedia Group *	3,668	573,345
Ford Motor	115,079	1,184,163
Garmin	4,536	899,716
General Motors	33,137	1,682,034
Genuine Parts	4,111	471,532
Hasbro	3,853	252,872
Hilton Worldwide Holdings	7,259	1,704,776
Home Depot	29,253	11,518,369
Lennar, Cl A	7,130	1,214,239
LKQ	7,425	273,166
Lowe’s	16,804	4,399,791
Lululemon Athletica *	3,384	1,008,094
Marriott International, Cl A	6,892	1,792,058
McDonald’s	21,159	6,180,755
Mohawk Industries *	1,643	220,606
NIKE, Cl B	35,430	2,732,716
Norwegian Cruise Line Holdings *	12,506	316,902
NVR *	94	860,364
O’Reilly Automotive *	1,714	1,976,482
Pool	1,228	444,094
PulteGroup	6,111	791,558
Ross Stores	9,828	1,373,168
Royal Caribbean Cruises	6,984	1,441,148
Starbucks	33,412	3,264,352
Tapestry	6,195	293,953

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tesla *	81,833	$20,445,975
TJX	33,335	3,767,855
Tractor Supply	3,183	845,118
Ulta Beauty *	1,456	537,235
Yum! Brands	8,290	1,087,316
		89,889,269
Consumer Staples — 5.6%
Archer-Daniels-Midland	16,639	918,639
Brown-Forman, Cl B	4,940	217,508
Bunge Global	5,032	422,789
Campbell Soup	5,360	250,044
Clorox	4,432	702,694
Colgate-Palmolive	29,288	2,744,578
Conagra Brands	14,242	412,163
Constellation Brands, Cl A	5,745	1,334,793
Costco Wholesale	16,224	14,182,696
Dollar General	7,829	626,633
Dollar Tree *	6,374	412,015
Estee Lauder, Cl A	7,255	500,160
General Mills	20,126	1,368,971
Hormel Foods	9,416	287,659
J M Smucker	3,093	351,086
Kellanova	9,396	757,787
Keurig Dr Pepper	41,087	1,353,817
Kimberly-Clark	12,016	1,612,307
Kraft Heinz	32,260	1,079,420
Kroger	23,859	1,330,616
Lamb Weston Holdings	4,797	372,679
McCormick	8,986	703,065
Molson Coors Beverage, Cl B	6,220	338,803
Monster Beverage *	25,304	1,333,015
Procter & Gamble	86,122	14,225,632
Sysco	17,750	1,330,363
Tyson Foods, Cl A	10,209	598,145
Walgreens Boots Alliance	20,469	193,637
		49,961,714

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — 3.4%
APA	6,453	$152,291
Baker Hughes, Cl A	18,503	704,594
Chevron	31,722	4,720,868
ConocoPhillips	21,646	2,371,103
Coterra Energy	14,759	353,035
Devon Energy	12,519	484,235
Diamondback Energy	3,492	617,281
EOG Resources	10,599	1,292,654
EQT	11,436	417,871
Exxon Mobil	82,866	9,677,091
Halliburton	17,525	486,144
Hess	5,327	716,375
Kinder Morgan	35,959	881,355
Marathon Oil	11,990	332,123
Marathon Petroleum	6,234	906,860
Occidental Petroleum	13,052	654,036
ONEOK	10,887	1,054,733
Phillips 66	7,799	950,074
Schlumberger	26,465	1,060,453
Targa Resources	4,013	670,010
Valero Energy	5,963	773,759
Williams	22,718	1,189,742
		30,466,687
Financials — 13.2%
Aflac	10,915	1,143,783
Allstate	5,332	994,525
American Express	12,168	3,286,333
American International Group	12,840	974,299
Ameriprise Financial	1,941	990,492
Aon PLC, Cl A	4,699	1,723,922
Arch Capital Group *	6,935	683,514
Arthur J Gallagher	4,739	1,332,607
Assurant	1,023	196,109
Bank of America	146,236	6,115,590
Bank of New York Mellon	14,465	1,090,082
BlackRock Funding	3,019	2,961,730
Blackstone	15,594	2,615,893
Brown & Brown	4,125	431,640

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Capital One Financial	7,460	$1,214,413
Cboe Global Markets	2,095	447,429
Charles Schwab	32,348	2,291,209
Chubb	7,877	2,224,780
Cincinnati Financial	3,132	441,080
Citigroup	41,313	2,651,055
Citizens Financial Group	8,841	372,383
CME Group, Cl A	7,797	1,757,132
Corpay *	1,352	445,781
Discover Financial Services	5,128	761,149
FactSet Research Systems	756	343,269
Fidelity National Information Services	10,755	965,046
Fifth Third Bancorp	12,749	556,876
Fiserv *	12,462	2,466,230
Franklin Resources	6,235	129,501
Global Payments	4,983	516,787
Globe Life	2,017	212,995
Goldman Sachs Group	6,843	3,543,237
Hartford Financial Services Group	5,897	651,265
Huntington Bancshares	29,251	456,023
Intercontinental Exchange	12,439	1,938,867
Invesco	7,023	121,779
Jack Henry & Associates	1,427	259,614
JPMorgan Chase	61,640	13,679,149
KeyCorp	18,993	327,629
KKR	14,606	2,019,133
Loews	3,969	313,392
M&T Bank	3,467	674,956
MarketAxess Holdings	787	227,774
Marsh & McLennan	10,652	2,324,692
Mastercard, Cl A	17,869	8,927,174
MetLife	12,103	949,117
Moody’s	3,130	1,421,145
Morgan Stanley	26,976	3,135,960
MSCI, Cl A	1,591	908,779
Nasdaq	8,950	661,584
Northern Trust	4,138	415,952
PayPal Holdings *	22,136	1,755,385
PNC Financial Services Group	8,602	1,619,499

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Principal Financial Group	4,139	$341,054
Progressive	12,681	3,079,327
Prudential Financial	7,095	868,996
Raymond James Financial	3,712	550,193
Regions Financial	18,076	431,474
S&P Global	6,939	3,333,218
State Street	5,901	547,613
Synchrony Financial	7,721	425,736
T Rowe Price Group	4,450	488,877
Travelers	4,404	1,083,120
Truist Financial	26,886	1,157,442
US Bancorp	33,785	1,632,153
Visa, Cl A	36,184	10,487,932
W R Berkley	6,069	346,965
Wells Fargo	73,732	4,786,681
Willis Towers Watson PLC	2,040	616,468
		118,846,988
Health Care — 11.4%
Align Technology *	3,959	811,714
Amgen	30,250	9,684,840
Baxter International	28,799	1,028,124
Biogen *	8,246	1,434,804
Boston Scientific *	83,343	7,002,479
Cardinal Health	13,788	1,496,274
Cencora	9,361	2,135,057
Cigna Group	15,736	4,953,850
CVS Health	71,148	4,017,016
DaVita *	2,591	362,248
Dexcom *	22,532	1,588,055
Edwards Lifesciences *	34,137	2,287,520
Elevance Health	13,053	5,296,385
GE HealthCare Technologies	25,680	2,243,148
Gilead Sciences	70,078	6,224,328
Henry Schein *	7,219	506,990
Hologic *	13,195	1,067,080
Humana	6,827	1,760,205
IDEXX Laboratories *	4,667	1,899,096
Incyte *	8,983	665,820

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Insulet *	3,957	$916,164
Intuitive Surgical *	19,971	10,062,189
IQVIA Holdings *	9,751	2,006,951
Labcorp Holdings	4,766	1,087,935
McKesson	7,370	3,689,348
Medtronic PLC	72,201	6,443,939
Mettler-Toledo International *	1,209	1,561,726
Molina Healthcare *	3,303	1,060,990
Quest Diagnostics	6,279	972,178
ResMed	8,319	2,017,108
Solventum *	7,764	563,511
STERIS PLC	5,591	1,240,363
Stryker	19,212	6,844,851
Teleflex	2,649	532,608
West Pharmaceutical Services	4,123	1,269,595
Zimmer Biomet Holdings	11,640	1,244,549
Zoetis, Cl A	25,507	4,560,142
		102,539,180
Industrials — 8.6%
3M	13,032	1,674,221
A O Smith	2,837	213,059
Allegion PLC	2,056	287,079
AMETEK	5,492	1,006,903
Automatic Data Processing	9,681	2,800,132
Axon Enterprise *	1,705	722,067
Broadridge Financial Solutions	2,767	583,450
Builders FirstSource *	2,760	473,064
Carrier Global	19,918	1,448,437
Caterpillar	11,505	4,328,181
CH Robinson Worldwide	2,775	285,936
Cintas	8,130	1,673,235
Copart *	20,765	1,068,775
CSX	45,992	1,547,171
Cummins	3,256	1,071,159
Dayforce *	4,206	298,416
Deere	6,077	2,459,301
Delta Air Lines	15,195	869,458
Dover	3,263	617,784

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Eaton PLC	9,449	$3,133,099
Emerson Electric	13,589	1,471,281
Equifax	2,937	778,364
Expeditors International of Washington	3,336	396,984
Fastenal	13,583	1,061,919
FedEx	5,347	1,464,276
Fortive	8,307	593,369
GE Vernova *	6,519	1,966,522
Generac Holdings *	1,619	268,025
General Electric	25,729	4,419,728
Howmet Aerospace	9,682	965,489
Hubbell, Cl B	1,271	542,755
IDEX	2,012	431,856
Illinois Tool Works	6,408	1,673,321
Ingersoll Rand	9,571	918,816
JB Hunt Transport Services	2,124	383,637
Johnson Controls International	15,844	1,197,014
Masco	5,655	451,891
Nordson	1,334	330,685
Norfolk Southern	5,364	1,343,307
Old Dominion Freight Line	4,594	924,864
Otis Worldwide	9,500	932,900
PACCAR	12,423	1,295,470
Parker-Hannifin	3,053	1,935,816
Paychex	7,598	1,058,629
Paycom Software	1,344	280,936
Pentair PLC	4,320	428,198
Quanta Services	3,490	1,052,689
Republic Services, Cl A	4,837	957,726
Rockwell Automation	2,690	717,450
Rollins	6,780	319,609
Snap-On	1,246	411,342
Southwest Airlines	14,185	433,777
Stanley Black & Decker	3,642	338,487
Trane Technologies PLC	5,355	1,982,207
Uber Technologies *	49,857	3,592,197
Union Pacific	14,457	3,355,036
United Airlines Holdings *	8,628	675,227
United Parcel Service, Cl B	17,383	2,330,365

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Rentals	1,582	$1,285,850
Veralto	5,615	573,797
Verisk Analytics, Cl A	3,372	926,356
Waste Management	8,659	1,869,045
Westinghouse Air Brake Technologies	4,155	781,057
WW Grainger	1,051	1,165,801
Xylem	5,763	701,818
		77,546,815
Information Technology — 30.8%
Adobe *	8,398	4,014,916
Advanced Micro Devices *	30,641	4,414,449
Akamai Technologies *	2,949	298,085
Amphenol, Cl A	23,246	1,557,947
Analog Devices	9,447	2,107,720
ANSYS *	1,693	542,454
Apple	287,852	65,028,645
Applied Materials	15,670	2,845,359
Arista Networks *	4,920	1,901,285
Autodesk *	4,135	1,173,513
Broadcom	88,128	14,961,491
Cadence Design Systems *	5,180	1,430,302
CDW	2,524	475,092
Cisco Systems	76,260	4,176,760
Cognizant Technology Solutions, Cl A	9,815	732,101
Crowdstrike Holdings, Cl A *	4,372	1,297,916
Enphase Energy *	2,694	223,710
EPAM Systems *	1,064	200,724
F5 *	1,156	270,365
Fair Isaac *	449	894,906
First Solar *	2,035	395,767
Fortinet *	12,571	988,835
Gartner *	1,458	732,645
Gen Digital	11,470	333,892
GoDaddy, Cl A *	2,663	444,188
Hewlett Packard Enterprise	25,583	498,613
HP	17,170	609,878
Intel	81,232	1,748,113
Intuit	5,292	3,229,708

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Jabil	2,513	$309,325
Juniper Networks	6,305	245,264
Keysight Technologies *	3,464	516,171
KLA	2,543	1,694,223
Lam Research	24,660	1,833,471
Microchip Technology	10,443	766,203
Micron Technology	21,180	2,110,587
Microsoft	140,733	57,186,855
Monolithic Power Systems	918	697,037
Motorola Solutions	3,243	1,457,242
NetApp	3,978	458,703
NVIDIA	465,741	61,831,775
ON Semiconductor *	8,255	581,895
Oracle	30,257	5,078,335
Palo Alto Networks *	6,201	2,234,406
PTC *	2,239	414,954
Qorvo *	2,179	155,276
QUALCOMM	21,087	3,432,331
Roper Technologies	2,022	1,087,290
Salesforce	18,342	5,344,309
Seagate Technology Holdings	4,133	414,829
ServiceNow *	3,899	3,637,728
Skyworks Solutions	3,165	277,191
Super Micro Computer *	9,730	283,240
Synopsys *	2,901	1,489,983
Teledyne Technologies *	911	414,796
Teradyne	3,254	345,607
Texas Instruments	17,284	3,511,417
Trimble *	5,139	310,909
Tyler Technologies *	847	512,935
VeriSign *	1,791	316,720
Western Digital *	6,680	436,271
Zebra Technologies, Cl A *	986	376,622
		277,293,279
Materials — 2.2%
Air Products & Chemicals	4,382	1,360,743
Albemarle	2,536	240,235
Amcor PLC	28,183	313,677

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Avery Dennison	1,697	$351,330
Ball	5,919	350,701
CF Industries Holdings	3,607	296,604
Corteva	13,532	824,369
Dow	13,919	687,320
DuPont de Nemours	8,271	686,410
Ecolab	4,949	1,216,118
FMC	2,910	189,121
Freeport-McMoRan	28,485	1,282,395
International Flavors & Fragrances	5,391	536,027
International Paper	7,634	423,992
Linde PLC	9,406	4,290,547
LyondellBasell Industries, Cl A	5,452	473,506
Martin Marietta Materials	1,273	754,049
Mosaic	7,530	201,503
Newmont	22,435	1,019,446
Nucor	4,744	672,889
Packaging Corp of America	1,860	425,828
PPG Industries	4,910	611,344
Sherwin-Williams	4,626	1,659,670
Steel Dynamics	2,911	379,886
Vulcan Materials	2,688	736,324
		19,984,034
Real Estate — 2.3%
American Tower †	9,517	2,032,260
AvalonBay Communities †	2,975	659,290
BXP †	3,175	255,778
Camden Property Trust †	2,102	243,391
CBRE Group, Cl A *	6,229	815,812
CoStar Group *	8,099	589,526
Crown Castle †	8,844	950,642
Digital Realty Trust †	6,263	1,116,255
Equinix †	1,944	1,765,308
Equity Residential †	7,016	493,716
Essex Property Trust †	1,305	370,437
Extra Space Storage †	4,501	735,013
Federal Realty Investment Trust †	1,484	164,487
Host Hotels & Resorts †	15,902	274,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Invitation Homes †	11,559	$363,068
Iron Mountain †	5,955	736,812
Kimco Realty †	12,671	300,556
Mid-America Apartment Communities †	2,491	376,988
ProLogis †	18,865	2,130,613
Public Storage †	3,223	1,060,560
Realty Income †	17,404	1,033,275
Regency Centers †	3,377	241,253
SBA Communications, Cl A †	2,182	500,704
Simon Property Group †	6,236	1,054,632
UDR †	6,234	263,012
Welltower †	11,784	1,589,426
Weyerhaeuser †	14,794	460,981
		20,577,946
Utilities — 2.6%
AES	14,362	236,829
Alliant Energy	5,297	317,820
Ameren	5,422	472,310
American Electric Power	10,117	999,054
American Water Works	3,762	519,570
Atmos Energy	2,584	358,608
CenterPoint Energy	11,787	348,070
CMS Energy	6,043	420,653
Consolidated Edison	6,440	654,819
Constellation Energy	5,833	1,533,846
Dominion Energy	16,381	975,161
DTE Energy	4,078	506,569
Duke Energy	14,391	1,658,851
Edison International	7,712	635,469
Entergy	4,145	641,563
Evergy	4,958	299,662
Eversource Energy	7,014	461,872
Exelon	19,673	773,149
FirstEnergy	9,199	384,794
NextEra Energy	38,313	3,036,305
NiSource	7,675	269,853
NRG Energy	3,995	361,148
PG&E	39,217	792,968

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pinnacle West Capital	2,536	$222,686
PPL	13,722	446,788
Public Service Enterprise Group	9,281	829,814
Sempra	12,204	1,017,448
Southern	20,379	1,855,100
Vistra	6,284	785,249
WEC Energy Group	5,882	561,907
Xcel Energy	10,382	693,621
		23,071,556
TOTAL UNITED STATES		892,358,020
TOTAL COMMON STOCK (Cost $634,909,848)		898,426,676
TOTAL INVESTMENTS — 99.9% (Cost $634,909,848)		$898,426,676

Percentages are based on Net Assets of $899,518,711.

*	Non-income producing security.
†	Real Estate Investment Trust

As of October 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 97.2%
AUSTRALIA — 4.0%
Real Estate — 2.2%
Vicinity †	167,519	$239,200

Utilities — 1.8%
APA Group	41,628	190,046

TOTAL AUSTRALIA		429,246
AUSTRIA — 1.6%
Energy — 1.6%
OMV	4,192	173,394

BELGIUM — 2.0%
Financials — 2.0%
Ageas	4,236	220,191

FINLAND — 1.8%
Utilities — 1.8%
Fortum	13,634	200,267

FRANCE — 10.1%
Communication Services — 1.9%
Orange	18,685	204,780

Financials — 3.9%
AXA	5,928	222,161
Credit Agricole	12,734	194,720
		416,881
Real Estate — 2.3%
Klepierre †	7,917	252,351
Utilities — 2.0%
Engie	12,914	216,119

TOTAL FRANCE		1,090,131

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 3.5%
Consumer Discretionary — 1.7%
Mercedes-Benz Group	3,010	$182,016

Materials — 1.8%
BASF	4,105	198,964

TOTAL GERMANY		380,980
HONG KONG — 12.9%
Communication Services — 2.1%
HKT Trust & HKT	187,920	233,498

Real Estate — 6.2%
Henderson Land Development	63,533	204,710
Hongkong Land Holdings	63,600	274,116
Sino Land	189,800	189,937
		668,763
Utilities — 4.6%
CK Infrastructure Holdings	36,200	256,097
Power Assets Holdings	36,173	240,784
		496,881
TOTAL HONG KONG		1,399,142
ITALY — 10.3%
Financials — 8.3%
Banco BPM	30,459	204,888
Generali	8,595	238,410
Mediobanca Banca di Credito Finanziario	13,802	227,309
Poste Italiane	16,295	228,916
		899,523
Utilities — 2.0%
Snam	45,080	216,221

TOTAL ITALY		1,115,744

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 4.1%
Communication Services — 2.1%
SoftBank	179,450	$227,133

Financials — 2.0%
Japan Post Holdings	23,529	218,955

TOTAL JAPAN		446,088
NETHERLANDS — 3.9%
Financials — 3.9%
ABN AMRO Bank	12,777	210,705
NN Group	4,402	215,964

TOTAL NETHERLANDS		426,669
NEW ZEALAND — 1.4%
Communication Services — 1.4%
Spark New Zealand	85,450	147,990

NORWAY — 7.7%
Communication Services — 2.1%
Telenor	18,278	223,868

Energy — 3.4%
Aker BP	8,787	186,886
Equinor	7,646	183,033
		369,919
Financials — 2.2%
DNB Bank	11,617	239,283

TOTAL NORWAY		833,070
PORTUGAL — 2.0%
Utilities — 2.0%
EDP	53,942	211,526

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 2.2%
Industrials — 2.2%
Singapore Airlines	48,200	$235,371

SPAIN — 6.6%
Communication Services — 2.1%
Telefonica	47,681	223,313

Financials — 2.2%
CaixaBank	39,859	241,895

Industrials — 2.3%
ACS Actividades de Construccion y Servicios	5,290	252,695

TOTAL SPAIN		717,903
SWITZERLAND — 3.9%
Financials — 2.3%
Zurich Insurance Group	424	250,468

Industrials — 1.6%
Adecco Group	5,554	173,807

TOTAL SWITZERLAND		424,275
UNITED KINGDOM — 18.0%
Communication Services — 2.0%
Vodafone Group PLC	229,087	212,116

Consumer Discretionary — 2.0%
Taylor Wimpey	117,201	220,443

Consumer Staples — 4.7%
British American Tobacco PLC	6,963	241,255
Imperial Brands	8,854	266,023
		507,278
Financials — 7.5%
Aviva PLC	34,739	202,363
Legal & General Group PLC	67,962	189,691
M&G PLC	84,000	209,455

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Phoenix Group Holdings PLC	33,726	$212,983
		814,492
Utilities — 1.8%
National Grid PLC	15,210	190,893

TOTAL UNITED KINGDOM		1,945,222
UNITED STATES — 1.2%
Consumer Discretionary — 1.2%
Stellantis	9,831	134,437

TOTAL COMMON STOCK (Cost $10,590,546)		10,531,646

PREFERRED STOCK — 1.5%
GERMANY— 1.5%
Consumer Discretionary — 1.5%
Volkswagen (A)	1,685	162,699
TOTAL PREFERRED STOCK (Cost $203,702)		162,699
TOTAL INVESTMENTS — 98.7% (Cost $10,794,248)		$10,694,345

Percentages are based on Net Assets of $10,831,075.

†	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X MSCI SuperDividend® EAFE ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,022,159	$509,487	$—	$10,531,646
Preferred Stock	162,699	—	—	162,699
Total Investments in Securities	$10,184,858	$509,487	$—	$10,694,345

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.3%
Consumer Discretionary — 1.3%
Temple & Webster Group *	33,769	$255,471
Webjet *	152,563	402,712
Webjet Group *	159,823	81,130

TOTAL AUSTRALIA		739,313
BRAZIL — 4.6%
Communication Services — 0.3%
VTEX, Cl A *	22,482	151,979

Consumer Discretionary — 4.3%
MercadoLibre *	1,196	2,436,467

TOTAL BRAZIL		2,588,446
CANADA — 8.5%
Industrials — 4.0%
RB Global	26,178	2,218,324

Information Technology — 4.5%
Shopify, Cl A *	32,503	2,542,059

TOTAL CANADA		4,760,383
CHINA — 27.5%
Communication Services — 3.2%
NetEase ADR	22,291	1,794,648

Consumer Discretionary — 22.3%
Alibaba Group Holding ADR	26,788	2,624,688
JD.com ADR	78,413	3,185,136
PDD Holdings ADR *	15,143	1,826,095
Trip.com Group ADR *	43,730	2,816,212
Vipshop Holdings ADR	144,237	2,082,782
		12,534,913
Consumer Staples — 2.0%
Alibaba Health Information Technology * (A)	2,246,400	1,135,567

TOTAL CHINA		15,465,128

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.3%
Consumer Discretionary — 0.3%
Jumia Technologies ADR *	40,042	$184,193

HONG KONG — 0.3%
Consumer Discretionary — 0.3%
GigaCloud Technology, Cl A * (A)	8,869	201,947

ISRAEL — 2.6%
Consumer Discretionary — 2.6%
Global-e Online, Cl E *	38,462	1,478,479

JAPAN — 4.1%
Consumer Discretionary — 3.9%
Rakuten Group * (A)	361,386	2,189,075

Information Technology — 0.2%
BASE *	89,879	141,022

TOTAL JAPAN		2,330,097
SINGAPORE — 4.9%
Communication Services — 4.9%
Sea ADR *	29,076	2,734,598

UNITED KINGDOM — 0.3%
Consumer Discretionary — 0.3%
ASOS * (A)	32,162	147,781

UNITED STATES — 45.5%
Communication Services — 2.2%
Angi, Cl A *	77,255	183,867
Shutterstock	10,848	348,112
TripAdvisor *	43,791	702,408
		1,234,387
Consumer Discretionary — 32.4%
Amazon.com *	10,847	2,021,881

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Beyond *	20,582	$131,931
Booking Holdings	515	2,408,269
Carvana, Cl A *	14,705	3,636,693
eBay	38,896	2,236,909
Etsy *	33,940	1,745,873
Expedia Group *	15,767	2,464,540
Groupon, Cl A * (A)	9,225	94,648
Qurate Retail, Cl A *	199,992	106,876
Wayfair, Cl A * (A)	37,224	1,594,304
Williams-Sonoma	13,469	1,806,597
		18,248,521
Financials — 0.5%
LendingTree *	5,120	291,994

Industrials — 2.3%
ACV Auctions, Cl A *	62,899	1,087,524
Liquidity Services *	9,493	204,859
		1,292,383
Information Technology — 4.5%
BigCommerce Holdings *	26,858	140,736
GoDaddy, Cl A *	14,232	2,373,897
		2,514,633
Real Estate — 3.6%
CoStar Group *	27,464	1,999,104

TOTAL UNITED STATES		25,581,022
TOTAL COMMON STOCK (Cost $61,097,446)		56,211,387

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 6.8%
Citigroup Global Markets, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $895,188 (collateralized by various U.S. Government Obligations, ranging in par value $131 - $229,043, 2.000% - 7.964%, 02/01/2036 - 08/20/2067, with a total market value of $909,355)	$895,067	$895,067
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $228,559 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $19 - $44,653, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $231,914)	228,528	228,528
Deutsche Bank Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $895,188 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $213,227 - $731,070, 2.875% - 4.500%, 05/15/2027 - 05/15/2052, with a total market value of $895,045)	895,067	895,067
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $895,188 (collateralized by various U.S. Government Obligations, ranging in par value $179 - $464,003, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $909,662)	895,067	895,067

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $895,188 (collateralized by various U.S. Government Obligations, ranging in par value $488 - $451,630, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $909,860)	$895,067	$895,067
TOTAL REPURCHASE AGREEMENTS (Cost $3,808,796)		3,808,796
TOTAL INVESTMENTS — 106.7% (Cost $64,906,242)		$60,020,183

Percentages are based on Net Assets of $56,231,483.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $3,706,230.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $3,808,796. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $92,036.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$56,211,387	$—	$—	$56,211,387
Repurchase Agreements	—	3,808,796	—	3,808,796
Total Investments in Securities	$56,211,387	$3,808,796	$—	$60,020,183

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 8.4%
Communication Services — 0.1%
REA Group	44	$6,540
Telstra Group	3,444	8,617
		15,157
Consumer Discretionary — 0.4%
Wesfarmers	1,139	50,194

Consumer Staples — 0.4%
Coles Group	1,925	22,179
Woolworths Group	1,757	34,479
		56,658
Energy — 0.3%
Santos	2,818	12,514
Woodside Energy Group	1,658	25,825
		38,339
Financials — 3.2%
ANZ Group Holdings	2,635	53,762
ASX	162	6,899
Commonwealth Bank of Australia	1,472	137,634
Macquarie Group	314	47,615
National Australia Bank	2,726	69,278
QBE Insurance Group	1,311	14,778
Suncorp Group	1,103	12,947
Westpac Banking	3,028	63,705
		406,618
Health Care — 0.7%
Cochlear	255	47,305
EBOS Group	641	13,924
Sonic Healthcare	1,883	33,215
		94,444
Industrials — 0.5%
Brambles	1,564	18,808
Computershare	634	10,955

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Transurban Group	3,569	$29,712
		59,475
Information Technology — 0.1%
WiseTech Global	171	13,248

Materials — 2.3%
BHP Group	4,583	127,999
Fortescue	1,547	19,425
Glencore	8,926	46,626
Rio Tinto	334	26,101
Rio Tinto	958	61,779
South32	4,083	9,842
		291,772
Real Estate — 0.4%
Goodman Group †	1,525	36,599
Scentre Group †	4,533	10,421
		47,020
TOTAL AUSTRALIA		1,072,925
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	115	953

Energy — 0.0%
OMV	122	5,046

Financials — 0.2%
Erste Group Bank	291	16,346
Raiffeisen Bank International	120	2,148
		18,494
Industrials — 0.0%
ANDRITZ	78	4,687
Strabag	21	827
		5,514

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.0%
voestalpine	96	$1,985

Utilities — 0.1%
EVN	29	805
Verbund	80	6,531
		7,336
TOTAL AUSTRIA		39,328
BELGIUM — 1.5%
Consumer Staples — 0.6%
Anheuser-Busch InBev	1,296	77,357

Financials — 0.2%
Groupe Bruxelles Lambert	74	5,318
KBC Group	233	16,867
		22,185
Health Care — 0.7%
UCB	476	91,365

TOTAL BELGIUM		190,907
BRAZIL — 0.0%
Materials — 0.0%
Yara International	135	4,049

CHINA — 0.7%
Consumer Discretionary — 0.5%
Chow Tai Fook Jewellery Group	2,800	2,651
Prosus	1,395	58,678
		61,329
Consumer Staples — 0.1%
Budweiser Brewing APAC	2,700	2,816
Wilmar International	3,812	9,221
		12,037

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.1%
BOC Hong Kong Holdings	3,300	$10,782

TOTAL CHINA		84,148
DENMARK — 1.1%
Health Care — 0.5%
Coloplast, Cl B	487	60,624

Industrials — 0.6%
AP Moller - Maersk, Cl A	3	4,554
AP Moller - Maersk, Cl B	5	7,860
DSV	201	43,609
Vestas Wind Systems *	1,146	21,536
		77,559
Utilities — 0.0%
Orsted *	162	9,449

TOTAL DENMARK		147,632
FINLAND — 0.9%
Energy — 0.1%
Neste	360	5,738

Financials — 0.4%
Nordea Bank Abp	3,092	36,034
Sampo, Cl A	456	20,149
		56,183
Industrials — 0.2%
Kone, Cl B	455	24,827

Information Technology — 0.2%
Nokia	4,875	22,890

TOTAL FINLAND		109,638
FRANCE — 9.7%
Consumer Discretionary — 2.1%
Christian Dior	3	1,848
Hermes International SCA	34	76,556

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Kering	72	$17,888
LVMH Moet Hennessy Louis Vuitton	256	169,479
		265,771
Consumer Staples — 1.8%
Danone	908	64,765
L’Oreal	330	123,332
Pernod Ricard	284	35,226
		223,323
Energy — 1.0%
TotalEnergies	1,952	121,641

Financials — 1.0%
AXA	1,522	57,039
BNP Paribas	888	60,495
Credit Agricole	873	13,349
		130,883
Health Care — 2.1%
EssilorLuxottica	1,133	264,950

Industrials — 0.5%
Vinci	587	65,448

Information Technology — 0.3%
Capgemini	143	24,715
Dassault Systemes	593	20,254
		44,969
Materials — 0.7%
Air Liquide	524	93,672

Utilities — 0.2%
Engie	1,588	26,576

TOTAL FRANCE		1,237,233

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 8.3%
Communication Services — 0.7%
Deutsche Telekom	3,047	$92,028

Consumer Discretionary — 0.9%
adidas	166	39,539
Bayerische Motoren Werke	284	22,298
Mercedes-Benz Group	773	46,744
Volkswagen	32	3,179
		111,760
Consumer Staples — 0.1%
Henkel & KGaA	135	10,508

Financials — 1.6%
Allianz	345	108,394
Deutsche Boerse	167	38,744
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	118	60,236
		207,374
Health Care — 0.4%
Siemens Healthineers	1,103	57,442

Industrials — 1.9%
Daimler Truck Holding	599	24,718
Deutsche Post	1,069	42,859
Hapag-Lloyd	10	1,757
Siemens	865	167,533
		236,867
Information Technology — 2.0%
Infineon Technologies	1,198	37,750
SAP	939	218,972
		256,722
Materials — 0.3%
BASF	808	39,163

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.4%
E.ON	2,018	$27,199
RWE	599	19,360
Uniper *	4	194
		46,753
TOTAL GERMANY		1,058,617
HONG KONG — 1.9%
Financials — 1.2%
AIA Group	9,765	77,184
Hang Seng Bank	612	7,486
Hong Kong Exchanges & Clearing	1,044	41,736
Prudential	2,450	20,304
		146,710
Industrials — 0.2%
MTR	1,800	6,552
Techtronic Industries	1,463	21,114
		27,666
Real Estate — 0.3%
CK Asset Holdings	1,500	6,145
Henderson Land Development	1,150	3,706
Link REIT †	2,248	10,482
Sun Hung Kai Properties	1,340	14,504
Wharf Real Estate Investment	1,350	4,046
		38,883
Utilities — 0.2%
CK Infrastructure Holdings	550	3,891
CLP Holdings	1,466	12,455
Hong Kong & China Gas	9,310	7,221
		23,567
TOTAL HONG KONG		236,826
ISRAEL — 0.8%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	1,631	2,092

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.0%
Global-e Online, Cl E *	90	$3,459

Consumer Staples — 0.0%
Strauss Group	79	1,333

Energy — 0.0%
Delek Group	8	945

Financials — 0.3%
Bank Hapoalim	1,179	12,310
Bank Leumi Le-Israel	1,326	13,501
First International Bank of Israel	43	1,912
Israel Discount Bank, Cl A	1,002	5,901
Mizrahi Tefahot Bank	120	4,959
Phoenix Financial	145	1,680
		40,263
Industrials — 0.0%
Shapir Engineering and Industry *	141	927

Information Technology — 0.4%
Check Point Software Technologies *	81	14,030
JFrog *	76	2,218
Nice *	55	9,705
Nova *	30	5,630
Tower Semiconductor *	101	4,241
Wix.com *	48	8,022
		43,846
Real Estate — 0.1%
Airport City *	78	1,189
Amot Investments	175	853
Azrieli Group	33	2,527
Big Shopping Centers *	14	1,680
Melisron	25	1,988
Mivne Real Estate KD	371	1,015
		9,252
TOTAL ISRAEL		102,117

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
ITALY — 2.5%
Consumer Discretionary — 0.5%
Ferrari	111	$52,999
PRADA	500	3,830
		56,829
Consumer Staples — 0.0%
Davide Campari-Milano	820	5,500

Energy — 0.2%
Eni	1,892	28,781

Financials — 1.2%
Generali	966	26,795
Intesa Sanpaolo	14,036	59,993
UniCredit	1,438	63,508
		150,296
Utilities — 0.6%
Enel	6,941	52,522
Snam	1,844	8,844
Terna - Rete Elettrica Nazionale	1,255	10,851
		72,217
TOTAL ITALY		313,623
JAPAN — 26.7%
Communication Services — 1.9%
Capcom	311	6,252
Dentsu Group	210	6,526
KDDI	1,247	39,115
Konami Group	91	8,417
LY	2,335	6,429
Nexon	369	6,491
Nintendo	1,024	54,755
Nippon Telegraph & Telephone	25,694	24,914
SoftBank	24,340	30,808
SoftBank Group	903	56,305
Toho	122	4,667
		244,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 4.5%
Aisin	651	$6,849
Bandai Namco Holdings	686	14,510
Bridgestone	608	21,901
Denso	2,086	30,361
Fast Retailing	207	67,295
Honda Motor	4,835	49,437
Isuzu Motors	573	7,510
Nissan Motor	2,113	5,704
Nitori Holdings	86	10,868
Oriental Land	1,202	29,236
Pan Pacific International Holdings	535	13,445
Panasonic Holdings	2,274	18,482
Rakuten Group *	1,417	8,583
Sekisui House	650	15,857
Shimano	80	11,956
Subaru	603	11,011
Sumitomo Electric Industries	800	12,513
Suzuki Motor	1,966	19,908
Toyota Motor	12,370	217,840
		573,266
Consumer Staples — 1.8%
Aeon	1,277	31,354
Asahi Group Holdings	2,206	26,640
Kao	684	30,445
Kirin Holdings	1,154	17,031
Kobe Bussan	198	4,835
MEIJI Holdings	381	8,879
Nissin Foods Holdings	350	9,467
Seven & i Holdings	3,471	50,108
Shiseido	607	13,389
Suntory Beverage & Food	168	5,697
Unicharm	600	19,344
Yakult Honsha	419	9,127
		226,316
Energy — 0.2%
ENEOS Holdings	2,674	13,630

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Inpex	806	$10,654
		24,284
Financials — 3.6%
Dai-ichi Life Holdings	817	20,725
Japan Exchange Group	906	10,795
Japan Post Bank	1,176	10,592
Mitsubishi HC Capital	893	6,041
Mitsubishi UFJ Financial Group	10,860	116,104
Mizuho Financial Group	2,236	47,149
MS&AD Insurance Group Holdings	1,167	26,347
Nomura Holdings	2,581	13,542
ORIX	1,015	21,789
Resona Holdings	1,995	13,359
Sompo Holdings	891	19,443
Sumitomo Mitsui Financial Group	3,494	75,076
Sumitomo Mitsui Trust Holdings	635	14,082
Tokio Marine Holdings	1,733	63,347
		458,391
Health Care — 4.2%
Hoya	1,379	187,624
Kyowa Kirin	995	16,480
M3	1,726	17,965
Olympus	4,641	82,583
Ono Pharmaceutical	1,809	22,713
Otsuka Holdings	2,080	126,609
Shionogi	3,153	45,310
Sysmex	1,878	35,181
		534,465
Industrials — 5.1%
ANA Holdings	182	3,596
Central Japan Railway	1,208	25,282
Daifuku	430	8,274
East Japan Railway	1,306	26,321
FANUC	1,078	29,136
Hankyu Hanshin Holdings	305	8,326
ITOCHU	1,664	83,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Japan Airlines	137	$2,208
Komatsu	1,147	30,203
Kubota	1,263	16,347
Marubeni	1,934	29,494
MINEBEA MITSUMI	446	8,058
Mitsubishi Electric	2,420	37,930
Mitsui	3,503	72,716
Mitsui OSK Lines	404	13,853
NIDEC CORP	1,188	23,990
Nippon Yusen	519	17,506
Recruit Holdings	1,897	118,721
Secom	476	17,065
SG Holdings	551	5,534
SMC	70	30,422
Tokyu	768	9,514
Toyota Industries	210	14,869
West Japan Railway	550	9,792
Yaskawa Electric	296	8,657
		651,415
Information Technology — 3.5%
Advantest	697	41,859
Canon	900	29,566
Disco	87	25,399
Fujitsu	1,583	30,792
Keyence	184	84,290
Kyocera	1,246	12,867
Lasertec	74	11,404
Murata Manufacturing	1,684	29,927
NEC	251	21,808
Nomura Research Institute	424	12,782
NTT Data Group	540	8,664
Obic	300	9,830
Omron	178	7,128
Oracle Japan	30	2,892
Renesas Electronics	1,502	20,806
Rohm	328	3,696
TDK	1,780	21,531

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tokyo Electron	435	$66,824
		442,065
Materials — 1.1%
Asahi Kasei	1,298	9,028
JFE Holdings	618	7,506
Nippon Paint Holdings	962	7,414
Nippon Sanso Holdings	197	6,955
Nippon Steel	907	18,274
Nitto Denko	650	10,918
Shin-Etsu Chemical	1,812	68,459
Sumitomo Metal Mining	242	6,817
Toray Industries	1,453	7,977
		143,348
Real Estate — 0.6%
Daiwa House Industry	561	16,835
Mitsubishi Estate	1,084	16,286
Mitsui Fudosan	2,484	21,623
Nippon Building Fund †	7	5,997
Sumitomo Realty & Development	410	12,381
		73,122
Utilities — 0.2%
Chubu Electric Power	734	8,457
Osaka Gas	361	7,778
Tokyo Gas	312	7,720
		23,955
TOTAL JAPAN		3,395,306
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	408	10,046

NETHERLANDS — 4.9%
Communication Services — 0.1%
Universal Music Group	668	16,738

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.6%
Heineken	400	$32,787
Koninklijke Ahold Delhaize	1,348	44,357
		77,144
Financials — 0.7%
Adyen *	27	41,225
ING Groep	2,904	49,416
		90,641
Health Care — 1.1%
Argenx *	236	138,765

Industrials — 0.4%
Wolters Kluwer	287	48,201

Information Technology — 2.0%
ASML Holding	368	248,180

TOTAL NETHERLANDS		619,669
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	1,605	2,780

Financials — 0.0%
Infratil	848	6,359

Health Care — 0.4%
Fisher & Paykel Healthcare	2,296	49,179

Industrials — 0.1%
Auckland International Airport	1,716	7,455

Information Technology — 0.1%
Xero *	126	12,338

Utilities — 0.0%
Mercury NZ	505	1,987

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Meridian Energy	1,021	$3,618
		5,605
TOTAL NEW ZEALAND		83,716
NORWAY — 0.7%
Communication Services — 0.0%
Telenor	523	6,406

Consumer Staples — 0.2%
Mowi	629	10,781
Orkla	1,020	9,404
Salmar	102	5,160
		25,345
Energy — 0.2%
Aker BP	270	5,742
Equinor	685	16,398
Var Energi	801	2,509
		24,649
Financials — 0.1%
DNB Bank	774	15,943
Gjensidige Forsikring	162	2,915
		18,858
Industrials — 0.1%
AutoStore Holdings *	1,495	1,355
Kongsberg Gruppen	95	9,862
		11,217
Materials — 0.1%
Norsk Hydro	1,172	7,193

TOTAL NORWAY		93,668
PORTUGAL — 0.1%
Utilities — 0.1%
EDP	2,615	10,254

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.8%
Communication Services — 0.3%
Sea ADR *	299	$28,121
Singapore Telecommunications	6,790	16,065
		44,186
Financials — 1.0%
DBS Group Holdings	1,768	51,667
Oversea-Chinese Banking	3,379	38,799
United Overseas Bank	1,359	33,038
		123,504
Industrials — 0.3%
Grab Holdings, Cl A *	2,780	11,342
Jardine Cycle & Carriage	100	2,101
Keppel	1,600	7,741
Singapore Airlines	1,563	7,633
Singapore Technologies Engineering	1,728	5,930
		34,747
Information Technology — 0.1%
STMicroelectronics	604	16,413

Real Estate — 0.1%
CapitaLand Integrated Commercial Trust †	4,537	6,928
CapitaLand Investment	1,829	3,885
		10,813
TOTAL SINGAPORE		229,663
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American	1,204	37,150

SPAIN — 2.6%
Communication Services — 0.1%
Cellnex Telecom	509	18,623

Consumer Discretionary — 0.7%
Amadeus IT Group	451	32,609

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Industria de Diseno Textil	1,121	$63,650
		96,259
Financials — 1.1%
Banco Bilbao Vizcaya Argentaria	5,097	50,632
Banco Santander	13,618	66,411
CaixaBank	3,446	20,913
		137,956
Utilities — 0.7%
EDP Renovaveis	273	3,669
Iberdrola	5,239	77,609
Naturgy Energy Group	135	3,350
		84,628
TOTAL SPAIN		337,466
SWEDEN — 3.5%
Communication Services — 0.1%
Telia	2,142	6,198

Consumer Discretionary — 0.1%
H & M Hennes & Mauritz, Cl B	599	8,859
Volvo Car, Cl B *	430	921
		9,780
Consumer Staples — 0.2%
Essity, Cl B	867	24,373

Financials — 0.9%
EQT	316	9,125
Industrivarden, Cl A	124	4,251
Industrivarden, Cl C	138	4,720
Investor, Cl B	1,596	44,964
L E Lundbergforetagen, Cl B	58	2,854
Skandinaviska Enskilda Banken, Cl A	1,449	20,374
Skandinaviska Enskilda Banken, Cl C	4	57
Svenska Handelsbanken, Cl A	1,362	14,104
Svenska Handelsbanken, Cl B	38	510

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Swedbank, Cl A	803	$16,225
		117,184
Industrials — 1.8%
Alfa Laval	324	14,229
Assa Abloy, Cl B	1,128	35,094
Atlas Copco, Cl A	2,940	48,194
Atlas Copco, Cl B	1,775	25,638
Epiroc, Cl A	711	13,781
Epiroc, Cl B	448	7,658
Investment Latour, Cl B	171	4,689
Nibe Industrier, Cl B	1,723	8,283
Sandvik	1,239	24,201
Volvo, Cl A	213	5,554
Volvo, Cl B	1,831	47,349
		234,670
Information Technology — 0.3%
Hexagon, Cl B	1,916	17,831
Telefonaktiebolaget LM Ericsson, Cl B	2,833	23,559
		41,390
Materials — 0.1%
Svenska Cellulosa, Cl B	533	7,016

TOTAL SWEDEN		440,611
SWITZERLAND — 3.6%
Consumer Discretionary — 0.6%
Cie Financiere Richemont, Cl A	538	77,990

Financials — 1.3%
UBS Group	2,830	86,860
Zurich Insurance Group	128	75,613
		162,473
Industrials — 0.9%
ABB	1,842	102,038

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Kuehne + Nagel International	61	$15,209
		117,247
Materials — 0.8%
DSM-Firmenich	190	22,504
Givaudan	7	33,167
Sika	145	40,329
		96,000
TOTAL SWITZERLAND		453,710
UNITED KINGDOM — 10.5%
Communication Services — 0.2%
BT Group, Cl A	4,924	8,752
Vodafone Group PLC	19,757	18,293
		27,045
Consumer Discretionary — 0.4%
Compass Group	1,706	55,162

Consumer Staples — 3.1%
Associated British Foods	463	13,220
Coca-Cola Europacific Partners	296	22,496
Diageo	3,197	98,604
Tesco	9,862	43,388
Unilever	3,594	218,555
		396,263
Energy — 2.0%
BP	14,390	69,682
Shell	5,499	182,294
		251,976
Financials — 3.0%
3i Group	851	34,704
Barclays	12,907	39,410
HSBC Holdings	16,229	148,494
Legal & General Group PLC	5,188	14,480
Lloyds Banking Group	54,958	37,731
London Stock Exchange Group	407	55,021

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NatWest Group	5,907	$27,924
Standard Chartered	1,859	21,520
		379,284
Industrials — 1.2%
Ashtead Group	508	37,802
CK Hutchison Holdings	3,220	16,940
RELX	2,145	98,174
		152,916
Utilities — 0.6%
National Grid PLC	4,400	55,222
SSE	980	22,187
		77,409
TOTAL UNITED KINGDOM		1,340,055
UNITED STATES — 7.8%
Communication Services — 0.4%
Spotify Technology *	127	48,908

Consumer Discretionary — 0.2%
Stellantis	2,203	30,126

Energy — 0.0%
Tenaris	390	6,412

Health Care — 4.8%
Alcon	1,961	180,474
CSL	1,899	356,921
ICON *	325	72,186
Inmode *	292	4,987
		614,568
Industrials — 1.7%
Experian	1,052	51,084
Schneider Electric	619	159,402
		210,486

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.2%
CyberArk Software *	38	$10,508
Monday.com *	36	10,579
		21,087
Materials — 0.5%
Holcim	479	47,130
James Hardie Industries, CDI *	397	12,705
		59,835
TOTAL UNITED STATES		991,422
TOTAL COMMON STOCK (Cost $12,176,497)		12,639,779

PREFERRED STOCK — 0.4%
GERMANY— 0.4%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke (A)	59	4,327
Dr Ing hc F Porsche (A)	87	6,105
Volkswagen (A)	181	17,477
		27,909
Consumer Staples — 0.2%
Henkel & KGaA (A)	235	20,303
TOTAL GERMANY		48,212
TOTAL PREFERRED STOCK (Cost $66,514)		48,212
TOTAL INVESTMENTS — 99.7% (Cost $12,243,011)		$12,687,991

Percentages are based on Net Assets of $12,729,182.

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P Catholic Values Developed ex-US ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,456,771	$183,008	$—	$12,639,779
Preferred Stock	48,212	—	—	48,212
Total Investments in Securities	$12,504,983	$183,008	$—	$12,687,991

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.2%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	9	$18,335

CHINA — 0.9%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	119	14,350

Information Technology — 0.4%
NXP Semiconductors	46	10,787

TOTAL CHINA		25,137
TAIWAN — 0.4%
Information Technology — 0.4%
ASML Holding	17	11,433

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	83	6,308

Health Care — 0.3%
AstraZeneca PLC ADR	105	7,471

Information Technology — 0.1%
ARM Holdings ADR *	20	2,826

TOTAL UNITED KINGDOM		16,605
UNITED STATES — 96.6%
Communication Services — 16.2%
Alphabet, Cl A	404	69,128
Alphabet, Cl C	385	66,486
Charter Communications, Cl A *	26	8,518
Comcast, Cl A	687	30,001
Electronic Arts	48	7,241
Meta Platforms, Cl A	240	136,219
Netflix *	76	57,458
Take-Two Interactive Software *	30	4,852
T-Mobile US	208	46,417

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	80	$9,617
Warner Bros Discovery *	444	3,610
		439,547
Consumer Discretionary — 12.1%
Airbnb, Cl A *	79	10,648
Amazon.com *	725	135,140
Booking Holdings	6	28,058
DoorDash, Cl A *	68	10,656
Lululemon Athletica *	21	6,256
Marriott International, Cl A	50	13,001
O’Reilly Automotive *	10	11,531
Ross Stores	59	8,243
Starbucks	201	19,638
Tesla *	334	83,450
		326,621
Consumer Staples — 5.7%
Costco Wholesale	79	69,060
Dollar Tree *	39	2,521
Keurig Dr Pepper	245	8,073
Kraft Heinz	218	7,294
Mondelez International, Cl A	237	16,230
Monster Beverage *	172	9,061
PepsiCo	245	40,690
		152,929
Energy — 0.6%
Baker Hughes, Cl A	180	6,854
Diamondback Energy	53	9,369
		16,223
Financials — 0.5%
PayPal Holdings *	181	14,353

Health Care — 5.6%
Amgen	96	30,735
Biogen *	26	4,524
Dexcom *	70	4,933

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	82	$7,163
Gilead Sciences	221	19,629
IDEXX Laboratories *	15	6,104
Illumina *	28	4,036
Intuitive Surgical *	63	31,742
Moderna *	69	3,751
Regeneron Pharmaceuticals *	19	15,926
Vertex Pharmaceuticals *	46	21,895
		150,438
Industrials — 4.5%
Automatic Data Processing	73	21,115
Cintas	72	14,818
Copart *	173	8,904
CSX	342	11,505
Fastenal	104	8,131
Honeywell International	115	23,653
Old Dominion Freight Line	38	7,650
PACCAR	92	9,594
Paychex	65	9,056
Verisk Analytics, Cl A	25	6,868
		121,294
Information Technology — 48.4%
Adobe *	79	37,768
Advanced Micro Devices *	288	41,492
Analog Devices	88	19,634
ANSYS *	16	5,127
Apple	1,050	237,206
Applied Materials	147	26,692
Atlassian, Cl A *	28	5,279
Autodesk *	38	10,784
Broadcom	827	140,400
Cadence Design Systems *	49	13,530
CDW	24	4,518
Cisco Systems	717	39,270
Cognizant Technology Solutions, Cl A	87	6,489
Crowdstrike Holdings, Cl A *	42	12,469
Datadog, Cl A *	55	6,899

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	137	$10,776
GLOBALFOUNDRIES *	101	3,687
Intel	766	16,484
Intuit	50	30,515
KLA	24	15,990
Lam Research	230	17,101
Marvell Technology	156	12,497
Microchip Technology	94	6,897
Micron Technology	197	19,631
Microsoft	513	208,458
MongoDB, Cl A *	13	3,515
NVIDIA	1,694	224,895
ON Semiconductor *	77	5,428
Palo Alto Networks *	58	20,899
QUALCOMM	198	32,228
Roper Technologies	19	10,217
Super Micro Computer *	100	2,911
Synopsys *	27	13,867
Texas Instruments	163	33,115
Workday, Cl A *	38	8,886
Zscaler *	27	4,881
		1,310,435
Materials — 1.4%
Linde PLC	85	38,773

Real Estate — 0.2%
CoStar Group *	74	5,387

Utilities — 1.4%
American Electric Power	95	9,381
Constellation Energy	56	14,726
Exelon	180	7,074
Xcel Energy	101	6,748
		37,929
TOTAL UNITED STATES		2,613,929
TOTAL COMMON STOCK (Cost $2,259,772)		2,685,439

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.7% (Cost $29,564)	$20,100
TOTAL INVESTMENTS — 99.9% (Cost $2,289,336)	$2,705,539

Percentages are based on Net Assets of $2,707,146.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.7%
Put Options
Nasdaq-100	1	$1,989,042	$17,750	12/21/24	$15,410
Nasdaq-100 Micro Index	35	696,150	175	12/21/24	4,690

Total Purchased Options		$2,685,192			$20,100

*	Non-income producing security.

As of October 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK(A) — 99.3%
BRAZIL — 0.7%
Consumer Discretionary — 0.7%
MercadoLibre *	6	$12,223

CHINA — 0.9%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	79	9,527

Information Technology — 0.4%
NXP Semiconductors	31	7,269

TOTAL CHINA		16,796
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding	11	7,398

UNITED KINGDOM — 0.6%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	54	4,104

Health Care — 0.3%
AstraZeneca PLC ADR	68	4,838

Information Technology — 0.1%
ARM Holdings ADR *	14	1,978

TOTAL UNITED KINGDOM		10,920
UNITED STATES — 96.7%
Communication Services — 16.3%
Alphabet, Cl A	270	46,200
Alphabet, Cl C	257	44,381
Charter Communications, Cl A *	17	5,569
Comcast, Cl A	458	20,001
Electronic Arts	31	4,676
Meta Platforms, Cl A	160	90,813
Netflix *	51	38,558
Take-Two Interactive Software *	20	3,235
T-Mobile US	139	31,019

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Trade Desk, Cl A *	53	$6,371
Warner Bros Discovery *	284	2,309
		293,132
Consumer Discretionary — 12.1%
Airbnb, Cl A *	52	7,009
Amazon.com *	484	90,218
Booking Holdings	4	18,705
DoorDash, Cl A *	45	7,051
Lululemon Athletica *	14	4,171
Marriott International, Cl A	34	8,841
O’Reilly Automotive *	7	8,072
Ross Stores	39	5,449
Starbucks	136	13,287
Tesla *	223	55,716
		218,519
Consumer Staples — 5.7%
Costco Wholesale	53	46,332
Dollar Tree *	25	1,616
Keurig Dr Pepper	160	5,272
Kraft Heinz	142	4,751
Mondelez International, Cl A	159	10,888
Monster Beverage *	115	6,058
PepsiCo	163	27,071
		101,988
Energy — 0.6%
Baker Hughes, Cl A	116	4,417
Diamondback Energy	35	6,187
		10,604
Financials — 0.5%
PayPal Holdings *	121	9,595

Health Care — 5.6%
Amgen	64	20,490
Biogen *	17	2,958
Dexcom *	47	3,313

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GE HealthCare Technologies	54	$4,717
Gilead Sciences	147	13,057
IDEXX Laboratories *	10	4,069
Illumina *	18	2,595
Intuitive Surgical *	42	21,161
Moderna *	45	2,446
Regeneron Pharmaceuticals *	13	10,897
Vertex Pharmaceuticals *	31	14,755
		100,458
Industrials — 4.5%
Automatic Data Processing	49	14,173
Cintas	48	9,879
Copart *	113	5,816
CSX	230	7,737
Fastenal	67	5,238
Honeywell International	78	16,043
Old Dominion Freight Line	26	5,234
PACCAR	62	6,466
Paychex	42	5,852
Verisk Analytics, Cl A	17	4,670
		81,108
Information Technology — 48.4%
Adobe *	53	25,338
Advanced Micro Devices *	192	27,661
Analog Devices	59	13,164
ANSYS *	10	3,204
Apple	701	158,363
Applied Materials	99	17,976
Atlassian, Cl A *	19	3,582
Autodesk *	25	7,095
Broadcom	552	93,713
Cadence Design Systems *	32	8,836
CDW	16	3,012
Cisco Systems	479	26,235
Cognizant Technology Solutions, Cl A	58	4,326
Crowdstrike Holdings, Cl A *	27	8,015
Datadog, Cl A *	36	4,516

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	90	$7,079
GLOBALFOUNDRIES *	64	2,336
Intel	506	10,889
Intuit	33	20,140
KLA	16	10,660
Lam Research	154	11,450
Marvell Technology	102	8,171
Microchip Technology	63	4,622
Micron Technology	131	13,054
Microsoft	342	138,972
MongoDB, Cl A *	9	2,434
NVIDIA	1,131	150,152
ON Semiconductor *	50	3,525
Palo Alto Networks *	39	14,053
QUALCOMM	132	21,486
Roper Technologies	13	6,990
Super Micro Computer *	70	2,038
Synopsys *	18	9,245
Texas Instruments	108	21,941
Workday, Cl A *	25	5,846
Zscaler *	18	3,254
		873,373
Materials — 1.4%
Linde PLC	57	26,001

Real Estate — 0.2%
CoStar Group *	48	3,494

Utilities — 1.4%
American Electric Power	63	6,221
Constellation Energy	38	9,993
Exelon	119	4,677
Xcel Energy	66	4,409
		25,300
TOTAL UNITED STATES		1,743,572
TOTAL COMMON STOCK (Cost $1,441,849)		1,790,909

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 1.0% (Cost $30,566)	$18,270
TOTAL INVESTMENTS — 100.3% (Cost $1,472,415)	$1,809,179

WRITTEN OPTIONS — (0.4)% (Premiums Received $(14,672))	$(7,200)

Percentages are based on Net Assets of $1,803,518.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.0%
Put Options
Nasdaq-100 Micro Index	90	$1,790,100	$185	12/21/24	$18,270

WRITTEN OPTIONS — (0.4)%
Call Options
Nasdaq-100 Micro Index	(90)	$(1,790,100)	$217	12/21/24	$(7,200)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,790,909.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,790,909	$—	$—	$1,790,909
Purchased Options	18,270	—	—	18,270
Total Investments in Securities	$1,809,179	$—	$—	$1,809,179

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(7,200)	$—	$—	$(7,200)
Total Other Financial Instruments	$(7,200)	$—	$—	$(7,200)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.3%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	13	$3,048

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A	34	11,724

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	16	2,359

UNITED STATES — 98.6%
Communication Services — 9.0%
Alphabet, Cl A	310	53,044
Alphabet, Cl C	254	43,863
AT&T	379	8,543
Charter Communications, Cl A *	5	1,638
Comcast, Cl A	204	8,909
Electronic Arts	13	1,961
Fox, Cl A	15	630
Fox, Cl B	5	195
Interpublic Group	18	529
Live Nation Entertainment *	7	820
Match Group *	14	504
Meta Platforms, Cl A	116	65,839
Netflix *	23	17,389
News, Cl A	15	409
News, Cl B	1	29
Omnicom Group	11	1,111
Paramount Global, Cl B	26	284
Take-Two Interactive Software *	9	1,456
T-Mobile US	26	5,802
Verizon Communications	223	9,395
Walt Disney	96	9,235
Warner Bros Discovery *	119	968
		232,553

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 10.0%
Airbnb, Cl A *	23	$3,100
Amazon.com *	495	92,268
Aptiv PLC *	14	796
AutoZone *	1	3,009
Best Buy	9	814
Booking Holdings	2	9,352
BorgWarner	12	404
Caesars Entertainment *	13	521
CarMax *	8	579
Carnival *	56	1,232
Chipotle Mexican Grill, Cl A *	71	3,960
Darden Restaurants	6	960
Deckers Outdoor *	6	965
Domino’s Pizza	2	827
DR Horton	16	2,704
eBay	26	1,495
Expedia Group *	6	938
Ford Motor	211	2,171
Garmin	8	1,587
General Motors	62	3,147
Genuine Parts	7	803
Hasbro	5	328
Hilton Worldwide Holdings	14	3,288
Home Depot	53	20,869
Las Vegas Sands	18	933
Lennar, Cl A	12	2,044
LKQ	16	589
Lowe’s	31	8,117
Lululemon Athletica *	6	1,787
Marriott International, Cl A	13	3,380
McDonald’s	39	11,392
MGM Resorts International *	12	442
Mohawk Industries *	4	537
NIKE, Cl B	63	4,859
Norwegian Cruise Line Holdings *	18	456
O’Reilly Automotive *	3	3,459
Pool	3	1,085
PulteGroup	11	1,425
Ralph Lauren, Cl A	3	594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ross Stores	17	$2,375
Royal Caribbean Cruises	13	2,683
Starbucks	60	5,862
Tapestry	10	475
Tesla *	147	36,728
TJX	61	6,895
Tractor Supply	5	1,328
Ulta Beauty *	3	1,107
Wynn Resorts	4	384
Yum! Brands	15	1,967
		257,020
Consumer Staples — 5.7%
Altria Group	89	4,847
Archer-Daniels-Midland	25	1,380
Brown-Forman, Cl B	12	528
Bunge Global	7	588
Campbell Soup	12	560
Church & Dwight	14	1,399
Clorox	6	951
Coca-Cola	205	13,389
Colgate-Palmolive	43	4,030
Conagra Brands	24	695
Constellation Brands, Cl A	9	2,091
Costco Wholesale	23	20,106
Dollar General	12	960
Dollar Tree *	12	776
Estee Lauder, Cl A	11	758
General Mills	29	1,973
Hershey	8	1,421
Hormel Foods	15	458
J M Smucker	4	454
Kellanova	14	1,129
Kenvue	94	2,155
Keurig Dr Pepper	67	2,208
Kimberly-Clark	17	2,281
Kraft Heinz	46	1,539
Kroger	35	1,952
Lamb Weston Holdings	7	544

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
McCormick	12	$939
Molson Coors Beverage, Cl B	11	599
Mondelez International, Cl A	71	4,862
Monster Beverage *	37	1,949
PepsiCo	73	12,124
Philip Morris International	82	10,881
Procter & Gamble	125	20,647
Sysco	26	1,949
Target	24	3,601
Tyson Foods, Cl A	15	879
Walgreens Boots Alliance	38	359
Walmart	229	18,767
		146,728
Energy — 3.4%
APA	17	401
Baker Hughes, Cl A	54	2,056
Chevron	90	13,394
ConocoPhillips	61	6,682
Coterra Energy	38	909
Devon Energy	32	1,238
Diamondback Energy	10	1,768
EOG Resources	30	3,659
EQT	32	1,169
Exxon Mobil	235	27,443
Halliburton	48	1,331
Hess	15	2,017
Kinder Morgan	104	2,549
Marathon Oil	28	776
Marathon Petroleum	18	2,618
Occidental Petroleum	37	1,854
ONEOK	32	3,100
Phillips 66	23	2,802
Schlumberger	78	3,125
Targa Resources	12	2,004
Valero Energy	18	2,336
Williams	64	3,352
		86,583

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.3%
Aflac	26	$2,725
Allstate	13	2,425
American Express	31	8,372
American International Group	34	2,580
Ameriprise Financial	5	2,551
Aon PLC, Cl A	12	4,402
Arch Capital Group *	20	1,971
Arthur J Gallagher	12	3,374
Assurant	4	767
Bank of America	357	14,930
Bank of New York Mellon	40	3,014
Berkshire Hathaway, Cl B *	97	43,739
BlackRock Funding	7	6,867
Blackstone	38	6,375
Brown & Brown	13	1,360
Capital One Financial	19	3,093
Cboe Global Markets	4	854
Charles Schwab	79	5,596
Chubb	21	5,931
Cincinnati Financial	9	1,267
Citigroup	103	6,610
Citizens Financial Group	24	1,011
CME Group, Cl A	20	4,507
Corpay *	3	989
Discover Financial Services	14	2,078
Erie Indemnity, Cl A	1	449
Everest Group	3	1,067
FactSet Research Systems	2	908
Fidelity National Information Services	29	2,602
Fifth Third Bancorp	35	1,529
Fiserv *	30	5,937
Franklin Resources	13	270
Global Payments	14	1,452
Globe Life	3	317
Goldman Sachs Group	17	8,802
Hartford Financial Services Group	16	1,767
Huntington Bancshares	76	1,185
Intercontinental Exchange	31	4,832
Invesco	26	451

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Jack Henry & Associates	5	$910
JPMorgan Chase	151	33,510
KeyCorp	50	863
KKR	35	4,838
Loews	11	869
M&T Bank	9	1,752
MarketAxess Holdings	3	868
Marsh & McLennan	26	5,674
Mastercard, Cl A	44	21,982
MetLife	31	2,431
Moody’s	9	4,086
Morgan Stanley	65	7,556
MSCI, Cl A	4	2,285
Nasdaq	19	1,404
Northern Trust	9	905
PayPal Holdings *	55	4,362
PNC Financial Services Group	21	3,954
Principal Financial Group	12	989
Progressive	32	7,771
Prudential Financial	20	2,450
Raymond James Financial	9	1,334
Regions Financial	51	1,217
S&P Global	17	8,166
State Street	16	1,485
Synchrony Financial	21	1,158
T Rowe Price Group	12	1,318
Travelers	11	2,705
Truist Financial	73	3,143
US Bancorp	84	4,058
Visa, Cl A	88	25,507
W R Berkley	13	743
Wells Fargo	180	11,686
Willis Towers Watson PLC	5	1,511
		342,446
Health Care — 11.1%
Abbott Laboratories	93	10,543
AbbVie	93	18,960
Agilent Technologies	16	2,085

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Align Technology *	3	$615
Amgen	28	8,965
Baxter International	29	1,035
Becton Dickinson	16	3,737
Biogen *	8	1,392
Bio-Techne	8	590
Boston Scientific *	79	6,638
Bristol-Myers Squibb	109	6,079
Cardinal Health	13	1,411
Catalent *	10	586
Cencora	9	2,053
Centene *	28	1,743
Charles River Laboratories International *	2	357
Cigna Group	15	4,722
Cooper *	10	1,047
CVS Health	66	3,726
Danaher	34	8,352
DaVita *	2	280
Dexcom *	20	1,410
Edwards Lifesciences *	32	2,144
Elevance Health	12	4,869
Eli Lilly	42	34,849
GE HealthCare Technologies	21	1,834
Gilead Sciences	66	5,862
HCA Healthcare	10	3,587
Henry Schein *	6	421
Hologic *	12	970
Humana	6	1,547
IDEXX Laboratories *	4	1,628
Incyte *	8	593
Insulet *	4	926
Intuitive Surgical *	19	9,573
IQVIA Holdings *	10	2,058
Johnson & Johnson	128	20,462
Labcorp Holdings	3	685
McKesson	7	3,504
Medtronic PLC	68	6,069
Merck	134	13,711
Mettler-Toledo International *	1	1,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Moderna *	18	$979
Molina Healthcare *	3	964
Pfizer	303	8,575
Quest Diagnostics	5	774
Regeneron Pharmaceuticals *	6	5,029
ResMed	8	1,940
Revvity	6	712
Solventum *	6	436
STERIS PLC	5	1,109
Stryker	19	6,769
Teleflex	2	402
Thermo Fisher Scientific	20	10,926
UnitedHealth Group	49	27,661
Universal Health Services, Cl B	4	817
Vertex Pharmaceuticals *	14	6,664
Viatris	63	731
Waters *	3	969
West Pharmaceutical Services	4	1,232
Zimmer Biomet Holdings	12	1,283
Zoetis, Cl A	24	4,291
		285,173
Industrials — 8.4%
3M	29	3,726
A O Smith	5	376
Allegion PLC	2	279
Amentum Holdings *	6	178
AMETEK	12	2,200
Automatic Data Processing	22	6,363
Axon Enterprise *	3	1,271
Boeing *	40	5,972
Broadridge Financial Solutions	5	1,054
Builders FirstSource *	6	1,028
Carrier Global	44	3,200
Caterpillar	26	9,781
CH Robinson Worldwide	5	515
Cintas	18	3,705
Copart *	46	2,368
CSX	103	3,465

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	8	$2,632
Dayforce *	8	568
Deere	14	5,666
Delta Air Lines	36	2,060
Dover	7	1,325
Eaton PLC	21	6,963
Emerson Electric	30	3,248
Equifax	7	1,855
Expeditors International of Washington	8	952
Fastenal	31	2,424
FedEx	11	3,012
Fortive	19	1,357
GE Vernova *	14	4,223
Generac Holdings *	3	497
General Dynamics	14	4,083
General Electric	57	9,791
Honeywell International	34	6,993
Howmet Aerospace	22	2,194
Hubbell, Cl B	3	1,281
Huntington Ingalls Industries	3	555
IDEX	3	644
Illinois Tool Works	14	3,656
Ingersoll Rand	20	1,920
Jacobs Solutions	6	843
JB Hunt Transport Services	4	722
Johnson Controls International	37	2,795
L3Harris Technologies	10	2,475
Leidos Holdings	7	1,282
Lockheed Martin	11	6,007
Masco	12	959
Nordson	3	744
Norfolk Southern	11	2,755
Northrop Grumman	7	3,563
Old Dominion Freight Line	11	2,215
Otis Worldwide	22	2,160
PACCAR	26	2,711
Parker-Hannifin	7	4,438
Paychex	18	2,508
Paycom Software	2	418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC	8	$793
Quanta Services	7	2,111
Republic Services, Cl A	11	2,178
Rockwell Automation	5	1,334
Rollins	12	566
RTX	71	8,590
Snap-On	3	990
Southwest Airlines	32	979
Stanley Black & Decker	7	651
Textron	11	885
Trane Technologies PLC	12	4,442
TransDigm Group	3	3,907
Uber Technologies *	110	7,926
Union Pacific	33	7,658
United Airlines Holdings *	16	1,252
United Parcel Service, Cl B	39	5,228
United Rentals	4	3,251
Veralto	13	1,328
Verisk Analytics, Cl A	8	2,198
Waste Management	19	4,101
Westinghouse Air Brake Technologies	9	1,692
WW Grainger	2	2,218
Xylem	11	1,340
		215,593
Information Technology — 30.8%
Adobe *	24	11,474
Advanced Micro Devices *	87	12,534
Akamai Technologies *	8	809
Amphenol, Cl A	64	4,289
Analog Devices	27	6,024
ANSYS *	4	1,282
Apple	805	181,858
Applied Materials	45	8,171
Arista Networks *	13	5,024
Autodesk *	11	3,122
Broadcom	246	41,763
Cadence Design Systems *	14	3,866
CDW	7	1,318

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	213	$11,666
Cognizant Technology Solutions, Cl A	26	1,939
Corning	42	1,999
Crowdstrike Holdings, Cl A *	12	3,562
Dell Technologies, Cl C	15	1,854
Enphase Energy *	8	664
EPAM Systems *	4	755
F5 *	4	935
Fair Isaac *	1	1,993
First Solar *	6	1,167
Fortinet *	33	2,596
Gartner *	4	2,010
Gen Digital	29	844
GoDaddy, Cl A *	7	1,168
Hewlett Packard Enterprise	67	1,306
HP	46	1,634
Intel	229	4,928
International Business Machines	50	10,336
Intuit	15	9,154
Jabil	6	739
Juniper Networks	17	661
Keysight Technologies *	8	1,192
KLA	7	4,664
Lam Research	70	5,204
Microchip Technology	29	2,128
Micron Technology	60	5,979
Microsoft	394	160,102
Monolithic Power Systems	3	2,278
Motorola Solutions	9	4,044
NetApp	10	1,153
NVIDIA	1,303	172,986
ON Semiconductor *	23	1,621
Oracle	85	14,266
Palantir Technologies, Cl A *	106	4,405
Palo Alto Networks *	17	6,126
PTC *	7	1,297
Qorvo *	5	356
QUALCOMM	59	9,603
Roper Technologies	6	3,226

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	51	$14,860
Seagate Technology Holdings	11	1,104
ServiceNow *	11	10,263
Skyworks Solutions	8	701
Super Micro Computer *	30	873
Synopsys *	8	4,109
Teledyne Technologies *	2	911
Teradyne	8	850
Texas Instruments	49	9,955
Trimble *	12	726
Tyler Technologies *	2	1,211
VeriSign *	3	531
Western Digital *	16	1,045
Zebra Technologies, Cl A *	3	1,146
		792,359
Materials — 2.2%
Air Products & Chemicals	12	3,726
Albemarle	5	474
Amcor PLC	79	879
Avery Dennison	4	828
Ball	17	1,007
Celanese, Cl A	5	630
CF Industries Holdings	11	905
Corteva	36	2,193
Dow	38	1,876
DuPont de Nemours	21	1,743
Eastman Chemical	6	631
Ecolab	14	3,440
FMC	8	520
Freeport-McMoRan	78	3,512
International Flavors & Fragrances	12	1,193
International Paper	19	1,055
Linde PLC	26	11,860
LyondellBasell Industries, Cl A	13	1,129
Martin Marietta Materials	3	1,777
Mosaic	19	508
Newmont	63	2,863
Nucor	12	1,702

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Packaging Corp of America	5	$1,145
PPG Industries	11	1,370
Sherwin-Williams	12	4,305
Smurfit WestRock PLC	28	1,442
Steel Dynamics	8	1,044
Vulcan Materials	7	1,918
		55,675
Real Estate — 2.2%
Alexandria Real Estate Equities †	8	892
American Tower †	25	5,339
AvalonBay Communities †	7	1,551
BXP †	7	564
Camden Property Trust †	4	463
CBRE Group, Cl A *	16	2,096
CoStar Group *	21	1,529
Crown Castle †	24	2,580
Digital Realty Trust †	15	2,674
Equinix †	5	4,540
Equity Residential †	18	1,267
Essex Property Trust †	4	1,135
Extra Space Storage †	11	1,796
Federal Realty Investment Trust †	5	554
Healthpeak Properties †	38	853
Host Hotels & Resorts †	35	603
Invitation Homes †	30	942
Iron Mountain †	15	1,856
Kimco Realty †	33	783
Mid-America Apartment Communities †	7	1,059
ProLogis †	50	5,647
Public Storage †	8	2,633
Realty Income †	46	2,731
Regency Centers †	8	572
SBA Communications, Cl A †	6	1,377
Simon Property Group †	16	2,706
UDR †	16	675
Ventas †	20	1,310
VICI Properties, Cl A †	54	1,715
Welltower †	30	4,046

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser †	40	$1,246
		57,734
Utilities — 2.5%
AES	30	495
Alliant Energy	13	780
Ameren	14	1,220
American Electric Power	26	2,568
American Water Works	11	1,519
Atmos Energy	7	971
CenterPoint Energy	32	945
CMS Energy	15	1,044
Consolidated Edison	19	1,932
Constellation Energy	17	4,470
Dominion Energy	45	2,679
DTE Energy	12	1,491
Duke Energy	42	4,841
Edison International	19	1,566
Entergy	12	1,857
Evergy	10	604
Eversource Energy	19	1,251
Exelon	54	2,122
FirstEnergy	30	1,255
NextEra Energy	110	8,718
NiSource	19	668
NRG Energy	11	994
PG&E	110	2,224
Pinnacle West Capital	6	527
PPL	39	1,270
Public Service Enterprise Group	27	2,414
Sempra	33	2,751
Southern	58	5,280
Vistra	19	2,374
WEC Energy Group	16	1,528
Xcel Energy	29	1,938
		64,296
TOTAL UNITED STATES		2,536,160
TOTAL COMMON STOCK (Cost $2,061,704)		2,553,291

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.6% (Cost $17,756)	$16,068
TOTAL INVESTMENTS — 99.9% (Cost $2,079,460)	$2,569,359

Percentages are based on Net Assets of $2,571,683.

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
Mini-SPX Index	4	$228,216	$510	12/21/24	$2,568
S&P 500 Index	4	2,282,180	5,120	12/21/24	13,500

Total Purchased Options		$2,510,396			$16,068

*	Non-income producing security.
†	Real Estate Investment Trust

As of October 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 98.9%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	10	$2,345

IRELAND — 0.5%
Information Technology — 0.5%
Accenture PLC, Cl A (A)	25	8,621

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC (A)	12	1,769

UNITED STATES — 98.2%
Communication Services — 8.9%
Alphabet, Cl A (A)	231	39,526
Alphabet, Cl C (A)	188	32,466
AT&T (A)	282	6,356
Charter Communications, Cl A *(A)	3	983
Comcast, Cl A (A)	152	6,638
Fox, Cl A (A)	8	336
Fox, Cl B (A)	6	234
Interpublic Group (A)	15	441
Live Nation Entertainment *(A)	6	703
Match Group *(A)	11	396
Meta Platforms, Cl A (A)	86	48,812
Netflix *(A)	17	12,853
News, Cl A (A)	19	518
News, Cl B (A)	6	174
Omnicom Group (A)	8	808
Paramount Global, Cl B (A)	26	284
T-Mobile US (A)	20	4,463
Verizon Communications (A)	165	6,952
Walt Disney (A)	72	6,926
Warner Bros Discovery *(A)	97	789
		170,658
Consumer Discretionary — 9.7%
Airbnb, Cl A *(A)	17	2,291
Amazon.com *(A)	368	68,595

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv PLC *(A)	11	$625
AutoZone *(A)	1	3,009
Best Buy (A)	8	723
Booking Holdings (A)	1	4,676
BorgWarner (A)	9	303
Caesars Entertainment *(A)	8	320
CarMax *(A)	6	434
Carnival *(A)	39	858
Chipotle Mexican Grill, Cl A *(A)	51	2,844
Darden Restaurants (A)	4	640
Deckers Outdoor *(A)	6	965
Domino’s Pizza (A)	2	827
DR Horton (A)	12	2,028
eBay (A)	19	1,093
Expedia Group *(A)	5	782
Ford Motor (A)	159	1,636
General Motors (A)	45	2,284
Genuine Parts (A)	6	688
Hasbro (A)	6	394
Hilton Worldwide Holdings (A)	9	2,114
Home Depot (A)	39	15,356
Las Vegas Sands (A)	16	830
Lennar, Cl A (A)	9	1,533
LKQ (A)	12	442
Lowe’s (A)	22	5,760
Lululemon Athletica *(A)	4	1,192
Marriott International, Cl A (A)	9	2,340
McDonald’s (A)	28	8,179
MGM Resorts International *(A)	10	369
Mohawk Industries *(A)	2	269
NIKE, Cl B (A)	47	3,625
Norwegian Cruise Line Holdings *(A)	8	203
O’Reilly Automotive *(A)	2	2,306
Pool (A)	2	723
PulteGroup (A)	8	1,036
Ralph Lauren, Cl A (A)	2	396
Ross Stores (A)	14	1,956
Royal Caribbean Cruises (A)	8	1,651
Starbucks (A)	46	4,494

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tapestry (A)	8	$380
Tesla *(A)	109	27,234
TJX (A)	45	5,086
Tractor Supply (A)	4	1,062
Ulta Beauty *(A)	2	738
Wynn Resorts (A)	1	96
Yum! Brands (A)	11	1,443
		186,828
Consumer Staples — 5.7%
Altria Group (A)	68	3,703
Archer-Daniels-Midland (A)	19	1,049
Brown-Forman, Cl B (A)	6	264
Bunge Global (A)	5	420
Campbell Soup (A)	8	373
Church & Dwight (A)	9	899
Clorox (A)	5	793
Coca-Cola (A)	153	9,992
Colgate-Palmolive (A)	31	2,905
Conagra Brands (A)	16	463
Constellation Brands, Cl A (A)	6	1,394
Costco Wholesale (A)	18	15,735
Dollar General (A)	9	720
Dollar Tree *(A)	8	517
Estee Lauder, Cl A (A)	7	483
General Mills (A)	20	1,360
Hershey (A)	6	1,066
Hormel Foods (A)	12	367
J M Smucker (A)	3	341
Kellanova (A)	10	807
Kenvue (A)	70	1,605
Keurig Dr Pepper (A)	40	1,318
Kimberly-Clark (A)	13	1,744
Kraft Heinz (A)	33	1,104
Kroger (A)	28	1,562
Lamb Weston Holdings (A)	6	466
McCormick (A)	10	782
Molson Coors Beverage, Cl B (A)	6	327
Mondelez International, Cl A (A)	52	3,561

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *(A)	29	$1,528
PepsiCo (A)	54	8,968
Philip Morris International (A)	61	8,095
Procter & Gamble (A)	93	15,362
Sysco (A)	18	1,349
Target (A)	18	2,701
Tyson Foods, Cl A (A)	12	703
Walgreens Boots Alliance (A)	30	284
Walmart (A)	171	14,013
		109,123
Energy — 3.3%
APA (A)	7	165
Baker Hughes, Cl A (A)	40	1,523
Chevron (A)	67	9,971
ConocoPhillips (A)	45	4,929
Coterra Energy (A)	30	718
Devon Energy (A)	24	928
Diamondback Energy (A)	7	1,237
EOG Resources (A)	22	2,683
EQT (A)	23	840
Exxon Mobil (A)	175	20,437
Halliburton (A)	36	999
Hess (A)	11	1,479
Kinder Morgan (A)	74	1,814
Marathon Oil (A)	24	665
Marathon Petroleum (A)	14	2,037
Occidental Petroleum (A)	28	1,403
ONEOK (A)	23	2,228
Phillips 66 (A)	16	1,949
Schlumberger (A)	58	2,324
Targa Resources (A)	9	1,503
Valero Energy (A)	13	1,687
Williams (A)	50	2,619
		64,138
Financials — 13.0%
Aflac (A)	19	1,991
Allstate (A)	10	1,865

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Express (A)	22	$5,942
American International Group (A)	26	1,973
Ameriprise Financial (A)	4	2,041
Aon PLC, Cl A (A)	9	3,302
Arch Capital Group *(A)	15	1,478
Arthur J Gallagher (A)	9	2,531
Assurant (A)	2	383
Bank of America (A)	266	11,124
Bank of New York Mellon (A)	29	2,185
Berkshire Hathaway, Cl B *(A)	72	32,466
BlackRock Funding	6	5,886
Blackstone (A)	28	4,697
Brown & Brown (A)	8	837
Capital One Financial (A)	15	2,442
Cboe Global Markets (A)	4	854
Charles Schwab (A)	60	4,250
Chubb (A)	15	4,237
Cincinnati Financial (A)	5	704
Citigroup (A)	76	4,877
Citizens Financial Group (A)	14	590
CME Group, Cl A (A)	15	3,380
Corpay *(A)	3	989
Discover Financial Services (A)	9	1,336
Erie Indemnity, Cl A (A)	1	449
Everest Group (A)	2	711
FactSet Research Systems (A)	2	908
Fidelity National Information Services (A)	21	1,884
Fifth Third Bancorp (A)	24	1,048
Franklin Resources (A)	14	291
Global Payments (A)	10	1,037
Globe Life (A)	3	317
Goldman Sachs Group (A)	12	6,214
Hartford Financial Services Group (A)	12	1,325
Huntington Bancshares (A)	60	935
Intercontinental Exchange (A)	23	3,585
Invesco (A)	24	416
JPMorgan Chase (A)	112	24,855
KeyCorp (A)	31	535
KKR (A)	26	3,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews (A)	8	$632
M&T Bank (A)	7	1,363
MarketAxess Holdings (A)	2	579
Marsh & McLennan (A)	20	4,365
Mastercard, Cl A (A)	33	16,487
MetLife (A)	23	1,804
Moody’s (A)	6	2,724
Morgan Stanley (A)	49	5,696
MSCI, Cl A (A)	3	1,714
Nasdaq (A)	16	1,183
Northern Trust (A)	8	804
PayPal Holdings *(A)	41	3,251
PNC Financial Services Group (A)	15	2,824
Principal Financial Group (A)	8	659
Progressive (A)	23	5,585
Prudential Financial (A)	14	1,715
Raymond James Financial (A)	8	1,186
Regions Financial (A)	31	740
S&P Global (A)	13	6,245
State Street (A)	12	1,114
Synchrony Financial (A)	16	882
T Rowe Price Group (A)	9	989
Travelers (A)	9	2,213
Truist Financial (A)	54	2,325
US Bancorp (A)	58	2,802
Visa, Cl A (A)	66	19,130
W R Berkley (A)	13	743
Wells Fargo (A)	134	8,699
Willis Towers Watson PLC (A)	4	1,209
		250,126
Health Care — 11.1%
Abbott Laboratories (A)	69	7,823
AbbVie (A)	69	14,067
Agilent Technologies (A)	11	1,433
Align Technology *(A)	3	615
Amgen (A)	21	6,723
Baxter International (A)	20	714
Becton Dickinson (A)	11	2,569

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biogen *(A)	6	$1,044
Bio-Techne (A)	6	442
Boston Scientific *(A)	58	4,873
Bristol-Myers Squibb (A)	82	4,573
Cardinal Health (A)	9	977
Catalent *(A)	7	410
Cencora (A)	7	1,597
Centene *(A)	19	1,183
Charles River Laboratories International *(A)	2	357
Cigna Group (A)	11	3,463
Cooper *(A)	9	942
CVS Health (A)	50	2,823
Danaher (A)	25	6,141
DaVita *(A)	2	280
Dexcom *(A)	14	987
Edwards Lifesciences *(A)	23	1,541
Elevance Health (A)	9	3,652
Eli Lilly (A)	31	25,722
GE HealthCare Technologies (A)	17	1,485
Gilead Sciences (A)	48	4,263
HCA Healthcare (A)	8	2,870
Henry Schein *(A)	6	421
Hologic *(A)	7	566
Humana (A)	5	1,289
IDEXX Laboratories *(A)	3	1,221
Incyte *(A)	7	519
Insulet *(A)	3	695
Intuitive Surgical *(A)	14	7,054
IQVIA Holdings *(A)	7	1,441
Johnson & Johnson (A)	94	15,027
Labcorp Holdings (A)	3	685
McKesson (A)	5	2,503
Medtronic PLC (A)	52	4,641
Merck (A)	99	10,130
Mettler-Toledo International *(A)	1	1,292
Moderna *(A)	13	707
Molina Healthcare *(A)	3	964
Pfizer (A)	223	6,311
Quest Diagnostics (A)	4	619

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *(A)	4	$3,353
ResMed (A)	6	1,455
Revvity (A)	4	474
Solventum *(A)	5	363
STERIS PLC (A)	4	887
Stryker (A)	14	4,988
Teleflex (A)	2	402
Thermo Fisher Scientific (A)	15	8,195
UnitedHealth Group (A)	36	20,322
Universal Health Services, Cl B (A)	3	613
Vertex Pharmaceuticals *(A)	10	4,760
Viatris (A)	45	522
Waters *(A)	3	969
West Pharmaceutical Services (A)	3	924
Zimmer Biomet Holdings (A)	8	855
Zoetis, Cl A (A)	18	3,218
		211,954
Industrials — 8.3%
3M (A)	22	2,826
A O Smith (A)	4	300
Allegion PLC (A)	3	419
Amentum Holdings *	5	149
AMETEK (A)	9	1,650
Automatic Data Processing (A)	16	4,628
Axon Enterprise *(A)	3	1,270
Boeing *(A)	29	4,330
Builders FirstSource *(A)	4	686
Carrier Global (A)	33	2,400
Caterpillar (A)	19	7,148
CH Robinson Worldwide (A)	4	412
Cintas (A)	14	2,881
Copart *(A)	36	1,853
CSX (A)	76	2,557
Cummins (A)	5	1,645
Deere (A)	10	4,047
Delta Air Lines (A)	25	1,430
Dover (A)	5	947
Eaton PLC (A)	15	4,974

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Emerson Electric (A)	22	$2,382
Equifax (A)	5	1,325
Expeditors International of Washington (A)	6	714
Fastenal (A)	22	1,720
FedEx (A)	9	2,465
Fortive (A)	15	1,071
GE Vernova *(A)	11	3,318
Generac Holdings *(A)	3	497
General Dynamics (A)	10	2,916
General Electric (A)	43	7,387
Honeywell International (A)	26	5,348
Howmet Aerospace (A)	15	1,496
Hubbell, Cl B (A)	2	854
Huntington Ingalls Industries (A)	2	370
IDEX (A)	3	644
Illinois Tool Works (A)	10	2,611
Ingersoll Rand (A)	16	1,536
Jacobs Solutions (A)	5	703
JB Hunt Transport Services (A)	3	542
Johnson Controls International (A)	27	2,040
L3Harris Technologies (A)	8	1,980
Lockheed Martin (A)	9	4,914
Masco (A)	7	559
Nordson (A)	2	496
Norfolk Southern (A)	9	2,254
Northrop Grumman (A)	5	2,545
Old Dominion Freight Line (A)	7	1,409
Otis Worldwide (A)	16	1,571
PACCAR (A)	21	2,190
Parker-Hannifin (A)	5	3,170
Paychex (A)	13	1,811
Pentair PLC (A)	6	595
Quanta Services (A)	6	1,810
Republic Services, Cl A (A)	8	1,584
Rockwell Automation (A)	4	1,067
Rollins (A)	10	471
RTX (A)	52	6,291
Snap-On (A)	2	660
Southwest Airlines (A)	24	734

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Stanley Black & Decker (A)	6	$558
Textron (A)	7	563
Trane Technologies PLC (A)	9	3,331
TransDigm Group (A)	2	2,605
Uber Technologies *(A)	83	5,980
Union Pacific (A)	24	5,570
United Airlines Holdings *(A)	12	939
United Parcel Service, Cl B (A)	29	3,888
United Rentals (A)	3	2,438
Veralto (A)	9	920
Verisk Analytics, Cl A (A)	6	1,648
Waste Management (A)	15	3,238
Westinghouse Air Brake Technologies (A)	7	1,316
WW Grainger (A)	2	2,218
Xylem (A)	9	1,096
		158,910
Information Technology — 31.3%
Adobe *(A)	17	8,127
Advanced Micro Devices *(A)	63	9,076
Akamai Technologies *(A)	6	606
Amphenol, Cl A (A)	46	3,083
Analog Devices (A)	20	4,462
ANSYS *(A)	3	961
Apple (A)	598	135,094
Applied Materials (A)	33	5,992
Arista Networks *(A)	10	3,864
Autodesk *(A)	9	2,554
Broadcom (A)	183	31,068
Broadridge Financial Solutions (A)	4	843
Cadence Design Systems *(A)	11	3,037
CDW (A)	5	941
Cisco Systems (A)	159	8,708
Cognizant Technology Solutions, Cl A (A)	21	1,566
Corning (A)	30	1,428
Crowdstrike Holdings, Cl A *(A)	9	2,672
Dayforce *(A)	4	284
Dell Technologies, Cl C (A)	11	1,360
Electronic Arts (A)	9	1,358

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Enphase Energy *(A)	6	$498
EPAM Systems *(A)	3	566
F5 *(A)	3	702
Fair Isaac *(A)	1	1,993
First Solar *(A)	4	778
Fiserv *(A)	22	4,354
Fortinet *(A)	24	1,888
Garmin (A)	6	1,190
Gartner *(A)	3	1,508
Gen Digital (A)	24	699
GoDaddy, Cl A *(A)	5	834
Hewlett Packard Enterprise (A)	54	1,052
HP (A)	34	1,208
Intel (A)	173	3,723
International Business Machines (A)	36	7,442
Intuit (A)	11	6,713
Jabil (A)	4	492
Jack Henry & Associates (A)	3	546
Juniper Networks (A)	12	467
Keysight Technologies *(A)	7	1,043
KLA (A)	5	3,331
Lam Research	51	3,792
Leidos Holdings (A)	5	916
Microchip Technology (A)	21	1,541
Micron Technology (A)	44	4,385
Microsoft (A)	292	118,654
Monolithic Power Systems (A)	2	1,519
Motorola Solutions (A)	7	3,145
NetApp (A)	9	1,038
NVIDIA (A)	968	128,512
ON Semiconductor *(A)	17	1,198
Oracle (A)	64	10,742
Palantir Technologies, Cl A *(A)	79	3,283
Palo Alto Networks *(A)	13	4,684
Paycom Software (A)	2	418
PTC *(A)	4	741
Qorvo *(A)	3	214
QUALCOMM (A)	44	7,162
Roper Technologies (A)	4	2,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce (A)	38	$11,072
Seagate Technology Holdings (A)	8	803
ServiceNow *(A)	8	7,464
Skyworks Solutions (A)	6	525
Super Micro Computer *(A)	17	495
Synopsys *(A)	6	3,082
Take-Two Interactive Software *(A)	7	1,132
Teledyne Technologies *(A)	2	911
Teradyne (A)	6	637
Texas Instruments (A)	36	7,314
Trimble *(A)	9	545
Tyler Technologies *(A)	2	1,211
VeriSign *(A)	3	531
Western Digital *(A)	12	784
Zebra Technologies, Cl A *(A)	2	764
		599,476
Materials — 2.2%
Air Products & Chemicals (A)	9	2,795
Albemarle (A)	4	379
Amcor PLC (A)	57	634
Avery Dennison (A)	3	621
Ball (A)	12	711
Celanese, Cl A (A)	4	504
CF Industries Holdings (A)	7	576
Corteva (A)	26	1,584
Dow (A)	28	1,383
DuPont de Nemours (A)	17	1,411
Eastman Chemical (A)	4	420
Ecolab (A)	10	2,457
FMC (A)	6	390
Freeport-McMoRan (A)	58	2,611
International Flavors & Fragrances (A)	9	895
International Paper (A)	15	833
Linde PLC (A)	19	8,667
LyondellBasell Industries, Cl A (A)	9	782
Martin Marietta Materials (A)	3	1,777
Mosaic (A)	16	428
Newmont (A)	45	2,045

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nucor (A)	9	$1,276
Packaging Corp of America (A)	3	687
PPG Industries (A)	9	1,120
Sherwin-Williams (A)	9	3,229
Smurfit WestRock	21	1,081
Steel Dynamics (A)	6	783
Vulcan Materials (A)	5	1,370
		41,449
Real Estate — 2.2%
Alexandria Real Estate Equities †(A)	5	558
American Tower †(A)	18	3,844
AvalonBay Communities †(A)	6	1,330
BXP †(A)	6	483
Camden Property Trust †(A)	4	463
CBRE Group, Cl A *(A)	11	1,441
CoStar Group *(A)	15	1,092
Crown Castle †(A)	16	1,720
Digital Realty Trust †(A)	12	2,139
Equinix †(A)	4	3,632
Equity Residential †(A)	12	844
Essex Property Trust †(A)	3	852
Extra Space Storage †(A)	8	1,306
Federal Realty Investment Trust †(A)	3	333
Healthpeak Properties †(A)	21	472
Host Hotels & Resorts †(A)	30	517
Invitation Homes †(A)	25	785
Iron Mountain †(A)	12	1,485
Kimco Realty †(A)	24	569
Mid-America Apartment Communities †(A)	4	605
ProLogis †(A)	36	4,066
Public Storage †(A)	6	1,974
Realty Income †(A)	33	1,959
Regency Centers †(A)	6	429
SBA Communications, Cl A †(A)	4	918
Simon Property Group †(A)	12	2,029
UDR †(A)	12	506
Ventas †(A)	15	982
VICI Properties, Cl A †(A)	43	1,366

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Welltower †(A)	23	$3,102
Weyerhaeuser †(A)	30	935
		42,736
Utilities — 2.5%
AES (A)	31	511
Alliant Energy (A)	10	600
Ameren (A)	10	871
American Electric Power (A)	22	2,173
American Water Works (A)	8	1,105
Atmos Energy (A)	6	833
CenterPoint Energy (A)	21	620
CMS Energy (A)	12	835
Consolidated Edison (A)	14	1,424
Constellation Energy (A)	12	3,156
Dominion Energy (A)	32	1,905
DTE Energy (A)	8	994
Duke Energy (A)	30	3,458
Edison International (A)	13	1,071
Entergy (A)	8	1,238
Evergy (A)	9	544
Eversource Energy (A)	14	922
Exelon (A)	40	1,572
FirstEnergy (A)	22	920
NextEra Energy (A)	81	6,419
NiSource (A)	18	633
NRG Energy (A)	8	723
PG&E (A)	84	1,699
Pinnacle West Capital (A)	4	351
PPL (A)	30	977
Public Service Enterprise Group (A)	19	1,699
Sempra (A)	25	2,084
Southern (A)	43	3,914
Vistra (A)	14	1,749
WEC Energy Group (A)	13	1,242

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy (A)	20	$1,336
		47,578
TOTAL UNITED STATES		1,882,976
TOTAL COMMON STOCK (Cost $1,520,134)		1,895,711

PURCHASED OPTIONS — 1.1% (Cost $23,571)		21,384
TOTAL INVESTMENTS — 100.0% (Cost $1,543,705)		$1,917,095

WRITTEN OPTIONS— (0.1)% (Premiums Received $(3,289))		$(1,496)

Percentages are based on Net Assets of $1,917,885.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X S&P 500® Collar 95-110 ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2024, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.1%
Put Options
Mini-SPX Index	3	$171,162	$540	12/21/24	$2,559
S&P 500 Index	3	1,711,635	5,405	12/21/24	18,825

Total Purchased Options		$1,882,797			$21,384

WRITTEN OPTIONS — (0.1)%
Call Options
Mini-SPX Index	(3)	$(171,162)	$630	12/21/24	$(266)
S&P 500 Index	(3)	(1,711,635)	6,275	12/21/24	(1,230)

Total Written Options		$(1,882,797)			$(1,496)

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,200,274.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,895,711	$—	$—	$1,895,711
Purchased Options	21,384	—	—	21,384
Total Investments in Securities	$1,917,095	$—	$—	$1,917,095

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,496)	$—	$—	$(1,496)
Total Other Financial Instruments	$(1,496)	$—	$—	$(1,496)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 7.9%
Materials — 7.9%
IGO	24,437	$84,033
Lynas Rare Earths *	33,615	167,335
Pilbara Minerals	106,674	199,133
Syrah Resources *	104,112	20,458

TOTAL AUSTRALIA		470,959
CANADA — 2.9%
Materials — 2.9%
HudBay Minerals	15,792	141,499
Lithium Americas *	7,738	31,419

TOTAL CANADA		172,918
CHILE — 6.8%
Materials — 6.8%
Antofagasta PLC	8,671	193,080
Lundin Mining	21,851	212,248

TOTAL CHILE		405,328
CHINA — 34.7%
Industrials — 6.3%
Eve Energy, Cl A	44,400	302,422
Fangda Carbon New Material, Cl A	100,200	74,224
		376,646
Materials — 28.4%
China Nonferrous Mining	53,000	37,768
China Northern Rare Earth Group High-Tech, Cl A	85,500	257,417
China Rare Earth Resources And Technology, Cl A	23,100	98,294
GEM, Cl A	185,100	181,001
KBC, Cl A	7,187	25,298
MMG *	237,920	83,546
Nanjing Hanrui Cobalt, Cl A	8,600	43,073
Shenghe Resources Holding, Cl A	45,800	72,737
Sinofibers Technology, Cl A	10,800	46,789
Sinomine Resource Group, Cl A	24,000	111,719

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Tongling Nonferrous Metals Group, Cl A	265,800	$126,787
Weihai Guangwei Composites, Cl A	18,660	91,522
Western Mining, Cl A	60,800	150,894
Xiangtan Electrochemical Scientific, Cl A	15,800	23,120
Youngy, Cl A	7,500	36,712
Yunnan Chihong Zinc&Germanium, Cl A	118,800	96,335
Zhejiang Huayou Cobalt, Cl A	48,230	210,233
		1,693,245
TOTAL CHINA		2,069,891
FRANCE — 0.7%
Industrials — 0.3%
Mersen	868	20,072

Materials — 0.4%
Eramet	354	20,772

TOTAL FRANCE		40,844
INDONESIA — 0.7%
Materials — 0.7%
Nickel Industries	71,532	42,402

JAPAN — 4.9%
Industrials — 0.3%
Nippon Carbon	496	14,653

Materials — 4.6%
Nippon Denko	7,285	14,061
Sumitomo Metal Mining	7,763	218,684
Tokai Carbon	7,551	43,063
		275,808
TOTAL JAPAN		290,461
MEXICO — 3.7%
Materials — 3.7%
Southern Copper	2,010	220,196

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 14.1%
Materials — 14.1%
African Rainbow Minerals	4,335	$43,544
Anglo American Platinum	2,330	90,801
Anglo American PLC	7,258	223,949
Impala Platinum Holdings	37,094	242,034
Northam Platinum Holdings	14,420	106,209
Sibanye Stillwater	116,068	133,071

TOTAL SOUTH AFRICA		839,608
SWEDEN — 3.6%
Materials — 3.6%
Boliden	6,968	215,421

TüRKIYE — 0.2%
Industrials — 0.2%
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret	22,009	13,761

UNITED STATES — 16.3%
Industrials — 3.8%
GrafTech International *	18,302	31,113
Hexcel	3,297	193,501
		224,614
Materials — 12.5%
Albemarle	2,352	222,805
Arcadium Lithium, CDI *	41,887	225,771
Freeport-McMoRan	4,636	208,713
MP Materials *	4,976	89,518
		746,807
TOTAL UNITED STATES		971,421

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
ZAMBIA — 3.4%
Materials — 3.4%
First Quantum Minerals	15,947	$205,808

TOTAL COMMON STOCK (Cost $6,733,703)		5,959,018
TOTAL INVESTMENTS — 99.9% (Cost $6,733,703)		$5,959,018

Percentages are based on Net Assets of $5,964,635.

*	Non-income producing security.

As of October 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA — 0.0%
Consumer Discretionary — 0.0%
Despegar.com *	33,706	$486,715

AUSTRALIA — 0.0%
Materials — 0.0%
Critical Metals * (A)	4,080	25,214
Metals Acquisition, Cl A *	28,914	346,390

TOTAL AUSTRALIA		371,604
BAHAMAS — 0.1%
Consumer Discretionary — 0.1%
OneSpaWorld Holdings	54,718	958,112

BERMUDA — 0.2%
Financials — 0.2%
Bank of NT Butterfield & Son	25,349	927,013
Fidelis Insurance Holdings	28,380	489,839
Hamilton Insurance Group, Cl B *	21,535	375,140
SiriusPoint *	53,854	707,641
		2,499,633
Industrials — 0.0%
Himalaya Shipping (A)	16,233	106,488

TOTAL BERMUDA		2,606,121
BRAZIL — 0.2%
Financials — 0.2%
Pagseguro Digital, Cl A *	102,757	826,166
StoneCo, Cl A *	155,951	1,731,056

TOTAL BRAZIL		2,557,222
CAMEROON — 0.2%
Energy — 0.2%
Golar LNG	53,918	1,955,067

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
CANADA — 0.5%
Consumer Staples — 0.0%
SunOpta *	50,143	$328,186

Energy — 0.0%
Encore Energy * (A)	97,510	381,264

Financials — 0.1%
Hut 8 * (A)	43,836	692,170
Kingsway Financial Services *	7,144	63,939
		756,109
Health Care — 0.1%
Aurinia Pharmaceuticals *	73,075	526,871
Fennec Pharmaceuticals * (A)	12,770	55,677
		582,548
Industrials — 0.0%
Brookfield Business, Cl A	13,911	331,221

Information Technology — 0.0%
D-Wave Quantum * (A)	48,726	51,650

Materials — 0.1%
i-80 Gold * (A)	172,431	181,053
Novagold Resources *	132,894	459,813
SSR Mining	110,824	683,784
		1,324,650
Real Estate — 0.0%
Real Brokerage *	52,007	283,958

Utilities — 0.2%
Brookfield Infrastructure, Cl A	65,379	2,685,769

TOTAL CANADA		6,725,355
CAYMAN ISLANDS — 0.0%
Consumer Discretionary — 0.0%
Livewire Group * (A)	9,910	58,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.0%
Patria Investments, Cl A	29,959	$348,723

TOTAL CAYMAN ISLANDS		407,291
GERMANY — 0.0%
Materials — 0.0%
Orion	31,444	471,346

GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	254,893	958,398

GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global * (A)	2,982	30,655

GUERNSEY — 0.0%
Consumer Discretionary — 0.0%
Super Group SGHC	81,890	335,749

HONG KONG — 0.0%
Consumer Discretionary — 0.0%
GigaCloud Technology, Cl A * (A)	12,832	292,185

INDIA — 0.1%
Industrials — 0.1%
WNS Holdings *	24,651	1,183,001

IRELAND — 0.1%
Health Care — 0.0%
Prothena *	23,156	393,652

Industrials — 0.1%
Ardmore Shipping	22,709	320,424

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cimpress *	9,395	$648,349
		968,773
TOTAL IRELAND		1,362,425
ISRAEL — 0.1%
Communication Services — 0.0%
Innovid *	58,170	111,105

Health Care — 0.0%
MediWound * (A)	4,410	79,821
Nano-X Imaging, Cl X * (A)	29,542	167,503
		247,324
Information Technology — 0.1%
Sapiens International	16,791	619,252

TOTAL ISRAEL		977,681
JERSEY — 0.2%
Materials — 0.2%
Arcadium Lithium, CDI *	590,382	3,182,159

MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	9,529	91,764

MEXICO — 0.1%
Energy — 0.1%
Borr Drilling	127,960	536,152

MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	25,524	1,487,284

Industrials — 0.0%
Costamare	23,420	318,746

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Safe Bulkers	32,885	$137,788
		456,534
TOTAL MONACO		1,943,818
NORWAY — 0.2%
Energy — 0.1%
FLEX LNG (A)	16,686	408,807
Seadrill *	37,342	1,469,408
		1,878,215
Industrials — 0.1%
Freyr Battery * (A)	61,966	60,107
Golden Ocean Group	65,752	704,861
SFL, Cl B	64,857	688,133
		1,453,101
TOTAL NORWAY		3,331,316
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	14,915	476,833

PUERTO RICO — 0.3%
Communication Services — 0.0%
Liberty Latin America, Cl A *	17,523	171,550
Liberty Latin America, Cl C *	70,635	683,747
		855,297
Financials — 0.3%
EVERTEC	35,132	1,150,924
First BanCorp	88,184	1,700,188
OFG Bancorp	25,057	1,009,045
		3,860,157
TOTAL PUERTO RICO		4,715,454

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	13,492	$180,523

Information Technology — 0.1%
Kulicke & Soffa Industries	29,399	1,318,839

TOTAL SINGAPORE		1,499,362
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining	8,930	133,146

SWITZERLAND — 0.0%
Health Care — 0.0%
ADC Therapeutics * (A)	42,537	119,954

THAILAND — 0.3%
Information Technology — 0.3%
Fabrinet *	19,868	4,787,592

UNITED KINGDOM — 0.0%
Health Care — 0.0%
Zura Bio, Cl A * (A)	24,188	106,427

Industrials — 0.0%
Luxfer Holdings	14,447	207,459

Materials — 0.0%
Lifezone Metals * (A)	20,083	128,933

TOTAL UNITED KINGDOM		442,819
UNITED STATES — 96.8%
Communication Services — 2.7%
Advantage Solutions *	58,354	178,563
AMC Entertainment Holdings, Cl A * (A)	184,361	809,345
AMC Networks, Cl A *	17,481	141,596
Anterix *	5,569	180,881
AST SpaceMobile, Cl A *	72,944	1,736,797

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Atlanta Braves Holdings, Cl A *	5,634	$236,966
Atlanta Braves Holdings, Cl C *	27,346	1,080,440
ATN International	5,838	122,364
Bandwidth, Cl A *	13,513	263,504
Boston Omaha, Cl A *	13,475	198,891
Bumble, Cl A *	52,615	372,514
Cable One	3,065	1,046,881
Cardlytics *	21,953	94,617
Cargurus, Cl A *	48,098	1,492,000
Cars.com *	35,966	575,096
Cinemark Holdings *	60,123	1,788,659
Clear Channel Outdoor Holdings, Cl A *	190,213	279,613
Cogent Communications Holdings	23,997	1,926,239
Consolidated Communications Holdings *	42,064	194,967
EchoStar, Cl A *	66,251	1,660,250
Emerald Holding	8,930	35,184
Entravision Communications, Cl A	34,093	79,096
Eventbrite, Cl A *	43,865	140,368
EverQuote, Cl A *	13,711	246,524
EW Scripps, Cl A *	34,093	114,382
fuboTV *	160,794	279,782
Gannett *	77,588	363,888
Getty Images Holdings *	54,784	227,354
Globalstar *	398,799	418,739
Gogo *	35,422	232,014
Golden Matrix Group *	11,141	27,964
Gray Television	46,754	266,965
Ibotta, Cl A * (A)	4,145	303,787
IDT, Cl B	8,432	395,714
iHeartMedia, Cl A *	57,470	113,791
IMAX *	23,378	568,085
Integral Ad Science Holding *	39,503	467,716
John Wiley & Sons, Cl A	19,629	967,710
Lions Gate Entertainment, Cl A *	32,636	257,824
Lions Gate Entertainment, Cl B *	66,924	471,814
LiveOne *	37,050	25,565
Lumen Technologies *	551,438	3,523,689
Madison Square Garden Entertainment, Cl A *	21,308	888,757
Magnite *	68,538	855,354

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Marcus	13,106	$247,310
MediaAlpha, Cl A *	16,251	278,380
National CineMedia *	38,710	278,325
Nextdoor Holdings *	95,112	230,171
Outbrain *	21,076	90,416
Playstudios *	48,540	64,558
PubMatic, Cl A *	22,850	336,009
QuinStreet *	28,735	603,435
Reservoir Media *	10,716	89,264
Scholastic	12,627	313,528
Shenandoah Telecommunications	26,527	367,134
Shutterstock	13,638	437,643
Sinclair	17,462	301,569
Sphere Entertainment *	14,465	604,782
Spok Holdings	9,998	155,669
Stagwell, Cl A *	46,828	290,802
System1 *	12,739	12,484
TechTarget *	14,098	408,067
TEGNA	92,421	1,518,477
Telephone and Data Systems	53,742	1,598,825
Thryv Holdings *	17,397	250,169
Townsquare Media, Cl A	7,144	70,011
TrueCar *	46,817	183,054
Vimeo *	80,977	386,260
Vivid Seats, Cl A *	42,749	173,988
Webtoon Entertainment * (A)	8,232	85,613
WideOpenWest *	26,925	134,356
Yelp, Cl A *	35,748	1,220,437
Ziff Davis *	24,776	1,146,386
ZipRecruiter, Cl A *	39,287	364,190
		37,893,561
Consumer Discretionary — 9.6%
1-800-Flowers.com, Cl A *	14,288	118,876
1stdibs.com *	14,085	58,734
Abercrombie & Fitch, Cl A *	27,404	3,611,573
Academy Sports & Outdoors	38,473	1,956,737
Accel Entertainment, Cl A *	28,138	310,644
Acushnet Holdings	15,815	969,459

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Adient *	48,771	$952,498
Adtalem Global Education *	20,425	1,652,791
aka Brands Holding * (A)	381	8,759
A-Mark Precious Metals	9,538	370,551
American Axle & Manufacturing Holdings *	62,849	355,097
American Eagle Outfitters	99,356	1,946,384
American Public Education *	8,576	130,098
America’s Car-Mart *	3,074	120,009
Arhaus, Cl A	28,032	237,711
Arko	44,030	292,799
Asbury Automotive Group *	11,015	2,509,658
Bally’s *	13,038	227,513
BARK *	72,225	104,726
Beazer Homes USA *	15,952	490,684
Beyond *	25,163	161,295
Biglari Holdings, Cl B *	394	67,102
BJ’s Restaurants *	10,384	385,143
Bloomin’ Brands	43,019	713,685
Boot Barn Holdings *	16,092	2,004,259
Brinker International *	24,014	2,466,478
Buckle	16,828	716,200
Build-A-Bear Workshop, Cl A	6,954	264,878
Caleres	18,618	555,747
Camping World Holdings, Cl A	23,069	462,764
Canoo * (A)	32,883	24,892
Carriage Services, Cl A	7,520	281,173
Cavco Industries *	4,548	1,863,748
Century Communities	15,217	1,349,139
Cheesecake Factory	26,287	1,214,985
Chegg *	54,188	86,701
Citi Trends *	3,483	65,794
Clarus	16,233	68,341
Cooper-Standard Holdings *	9,274	116,389
Coursera *	75,185	522,536
Cracker Barrel Old Country Store	11,921	567,082
Cricut, Cl A	25,280	166,342
Dana	71,143	545,667
Dave & Buster’s Entertainment *	17,591	649,636
Denny’s *	27,492	176,224

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Designer Brands, Cl A	23,377	$121,794
Destination XL Group *	29,295	78,364
Dine Brands Global	8,319	253,230
Dorman Products *	14,272	1,627,436
Dream Finders Homes, Cl A *	15,266	455,690
El Pollo Loco Holdings *	13,899	169,846
Escalade	5,358	69,815
Ethan Allen Interiors	12,502	345,930
European Wax Center, Cl A *	18,501	133,022
Everi Holdings *	43,196	575,803
EVgo, Cl A *	55,048	431,576
Figs, Cl A *	70,800	442,500
First Watch Restaurant Group *	16,576	281,709
Flexsteel Industries	2,494	145,201
Foot Locker	45,460	1,054,217
Fox Factory Holding *	23,036	829,066
Frontdoor *	42,762	2,124,844
Full House Resorts *	18,019	91,717
Funko, Cl A *	16,875	199,800
Genesco *	5,837	149,544
Gentherm *	17,133	718,729
G-III Apparel Group *	22,070	668,280
Global Business Travel Group I * (A)	68,369	521,655
Golden Entertainment	11,057	324,799
Goodyear Tire & Rubber *	155,215	1,243,272
GoPro, Cl A *	69,972	94,462
Graham Holdings, Cl B	1,773	1,495,171
Green Brick Partners *	16,945	1,169,374
Group 1 Automotive	7,216	2,628,933
Groupon, Cl A * (A)	12,474	127,983
GrowGeneration *	32,307	66,391
Hamilton Beach Brands Holding, Cl A	4,655	128,711
Hanesbrands *	192,490	1,337,805
Haverty Furniture	7,827	173,368
Helen of Troy *	12,437	791,615
Hilton Grand Vacations *	40,194	1,482,355
Holley *	25,451	65,918
Hooker Furnishings	5,801	92,990
Hovnanian Enterprises, Cl A *	2,690	473,548

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Inspired Entertainment *	11,957	$114,070
Installed Building Products	13,054	2,831,413
International Game Technology	61,983	1,259,495
iRobot *	15,511	135,411
J Jill	2,799	66,924
Jack in the Box	10,562	520,178
JAKKS Pacific *	4,319	136,264
Johnson Outdoors, Cl A	2,539	80,283
KB Home	36,669	2,878,516
Kontoor Brands	30,327	2,596,901
Krispy Kreme	46,752	531,570
Kura Sushi USA, Cl A * (A)	3,229	322,319
Lands’ End *	7,707	121,308
Landsea Homes *	9,836	102,098
Laureate Education, Cl A	73,057	1,255,119
La-Z-Boy, Cl Z	23,038	876,596
LCI Industries	13,514	1,503,838
Legacy Housing *	6,087	150,958
Leslie’s *	98,921	266,097
LGI Homes *	11,357	1,153,417
Life Time Group Holdings *	32,448	722,941
Lifetime Brands	6,904	39,767
Lincoln Educational Services *	14,269	189,492
Lindblad Expeditions Holdings *	19,284	182,234
Lovesac *	7,715	224,969
Luminar Technologies, Cl A *	182,885	141,809
M/I Homes *	14,485	2,195,781
Malibu Boats, Cl A *	11,071	496,866
Marine Products	4,775	44,933
MarineMax *	11,787	343,355
MasterCraft Boat Holdings *	9,175	159,278
Meritage Homes	19,540	3,540,648
Mister Car Wash *	51,187	384,414
Modine Manufacturing *	28,140	3,314,048
Monarch Casino & Resort	6,997	549,334
Mondee Holdings, Cl A *	20,829	26,453
Monro	16,338	447,825
Movado Group	8,241	152,211
Nathan’s Famous	1,529	128,788

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
National Vision Holdings *	42,432	$441,293
Nerdy *	39,753	35,937
ODP *	19,056	591,308
ONE Group Hospitality *	11,335	38,766
OneWater Marine, Cl A *	6,519	141,919
Oxford Industries	7,996	580,670
Papa John’s International	18,116	949,097
Patrick Industries	11,761	1,481,651
Peloton Interactive, Cl A *	185,176	1,573,996
Perdoceo Education	35,689	797,649
Petco Health & Wellness, Cl A *	45,678	195,045
Phinia	23,650	1,101,617
PlayAGS *	20,979	243,986
Portillo’s, Cl A *	29,413	380,310
Potbelly *	15,107	111,490
Purple Innovation, Cl A *	30,735	27,443
Qurate Retail, Cl B *	4	12
RCI Hospitality Holdings	4,606	199,993
RealReal *	53,445	154,990
Red Rock Resorts, Cl A	26,798	1,379,025
Revolve Group, Cl A *	20,904	518,837
Rocky Brands	3,998	81,319
RumbleON, Cl B *	8,971	45,214
Rush Street Interactive *	41,438	448,359
Sabre *	205,426	657,363
Sally Beauty Holdings *	56,168	730,184
Savers Value Village *	12,744	130,371
Shake Shack, Cl A *	20,720	2,521,002
Shoe Carnival	9,730	333,447
Signet Jewelers	23,268	2,133,210
Six Flags Entertainment	50,518	1,990,914
Skyline Champion *	29,233	2,579,228
Sleep Number *	11,814	161,852
Solid Power * (A)	83,408	98,421
Solo Brands, Cl A *	11,449	14,311
Sonic Automotive, Cl A	7,950	451,004
Sonos *	67,148	841,364
Standard Motor Products	11,375	366,161
Steven Madden	39,472	1,775,056

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Stitch Fix, Cl A *	48,979	$154,529
Stoneridge *	14,917	104,270
Strategic Education	12,107	1,052,825
Stride *	23,196	2,163,723
Superior Group	7,105	104,799
Sweetgreen, Cl A *	53,810	1,942,541
Target Hospitality *	18,019	134,422
Taylor Morrison Home, Cl A *	55,748	3,818,738
ThredUp, Cl A *	41,555	25,619
Tile Shop Holdings *	16,074	106,249
Tilly’s, Cl A *	8,061	32,405
Topgolf Callaway Brands *	77,264	750,233
Torrid Holdings * (A)	7,144	25,933
Traeger *	19,646	60,903
Tri Pointe Homes *	50,227	2,030,678
Udemy *	52,289	409,946
United Homes Group *	2,850	15,362
United Parks & Resorts *	19,222	1,011,654
Universal Technical Institute *	21,591	359,274
Upbound Group, Cl A	29,257	855,475
Urban Outfitters *	34,896	1,254,511
Vacasa, Cl A * (A)	5,136	13,045
Vera Bradley *	14,502	72,655
Victoria’s Secret *	42,779	1,294,493
Vista Outdoor *	31,760	1,396,487
Visteon *	14,860	1,341,115
Vizio Holding, Cl A *	48,523	540,061
Warby Parker, Cl A *	47,507	804,294
Weyco Group	3,309	111,381
Winmark	1,589	592,522
Winnebago Industries	15,421	864,193
Wolverine World Wide	42,869	659,754
Worthington Enterprises	17,192	658,454
XPEL *	13,800	532,266
Xponential Fitness, Cl A *	13,088	160,328
Zumiez *	8,930	183,958
		137,238,794

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 2.6%
Alico	3,921	$96,104
Andersons	17,781	807,257
B&G Foods	42,363	360,933
Beauty Health *	40,554	65,495
Beyond Meat * (A)	32,731	199,332
BRC, Cl A * (A)	28,393	88,870
Calavo Growers	9,175	243,871
Cal-Maine Foods	22,341	1,961,093
Central Garden & Pet *	5,250	180,075
Central Garden & Pet, Cl A *	28,424	828,275
Chefs’ Warehouse *	19,062	760,955
Dole	40,891	660,390
Duckhorn Portfolio *	29,046	318,344
Edgewell Personal Care	26,803	936,765
Fresh Del Monte Produce	18,439	592,076
Hain Celestial Group *	49,031	428,041
Herbalife *	54,669	412,751
HF Foods Group *	21,693	74,190
Honest *	43,737	162,702
Ingles Markets, Cl A	7,879	503,153
Inter Parfums	9,926	1,201,741
Ispire Technology * (A)	10,532	59,084
J & J Snack Foods	8,310	1,363,837
John B Sanfilippo & Son	4,896	403,969
Lancaster Colony	10,656	1,849,882
Lifecore Biomedical *	11,634	66,081
Lifeway Foods *	2,461	65,487
Limoneira	9,084	232,914
Mama’s Creations *	17,969	133,869
Medifast	5,928	108,957
MGP Ingredients	7,737	371,685
Mission Produce *	23,721	279,908
National Beverage	12,838	580,149
Natural Grocers by Vitamin Cottage	5,114	140,021
Nature’s Sunshine Products *	7,144	90,443
Nu Skin Enterprises, Cl A	27,118	167,860
Olaplex Holdings *	75,721	134,783
PriceSmart	13,670	1,135,704
Primo Water	85,974	2,255,098

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Seneca Foods, Cl A *	2,524	$156,059
Simply Good Foods *	49,711	1,673,272
SpartanNash	18,378	386,673
Sprouts Farmers Market *	54,882	7,048,495
TreeHouse Foods *	26,014	946,389
Turning Point Brands	9,361	442,120
United Natural Foods *	32,017	651,226
Universal	12,967	660,280
USANA Health Sciences *	6,224	229,915
Utz Brands	35,516	611,585
Veru *	72,135	54,484
Village Super Market, Cl A	4,757	135,765
Vita Coco *	21,373	632,855
Vital Farms *	17,805	617,477
Waldencast, Cl A * (A)	13,349	46,054
WD-40	7,417	1,943,773
Weis Markets	8,963	563,683
Westrock Coffee * (A)	18,484	122,734
WK Kellogg	35,831	595,870
		37,840,853
Energy — 4.6%
Aemetis * (A)	20,072	53,592
Amplify Energy *	21,408	141,721
Archrock	90,921	1,820,238
Atlas Energy Solutions, Cl A	36,700	718,219
Berry	41,869	210,182
Bristow Group *	13,402	444,544
Cactus, Cl A	35,694	2,116,297
California Resources	37,586	1,953,344
Centrus Energy, Cl A *(B)	7,660	795,185
ChampionX	103,938	2,933,130
Clean Energy Fuels *	93,029	263,272
CNX Resources *	80,545	2,740,946
Comstock Resources	50,506	583,849
CONSOL Energy	15,919	1,765,736
Core Laboratories	25,643	484,653
Crescent Energy, Cl A	78,139	971,268
CVR Energy	18,672	296,885

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Delek US Holdings	34,208	$536,039
DHT Holdings	73,536	758,892
Diversified Energy (A)	25,694	308,328
DMC Global *	10,716	108,125
Dorian LPG	19,796	571,115
Drilling Tools International *	6,429	21,537
Empire Petroleum *	7,303	37,830
Energy Fuels * (A)(B)	100,757	606,557
Evolution Petroleum	16,700	86,005
Excelerate Energy, Cl A	9,085	216,950
Expro Group Holdings *	51,585	657,709
Forum Energy Technologies *	6,389	89,318
FutureFuel	14,502	87,592
Geospace Technologies *	6,860	76,832
Granite Ridge Resources	28,799	170,778
Green Plains *	34,727	424,711
Gulfport Energy *	7,069	978,632
Hallador Energy *	13,666	135,703
Helix Energy Solutions Group *	78,494	726,070
Helmerich & Payne	52,667	1,769,611
HighPeak Energy (A)	7,914	101,299
Innovex International *	18,702	265,381
International Seaways	22,015	958,533
Kinetik Holdings, Cl A	20,869	1,015,694
Kodiak Gas Services	10,945	348,927
Liberty Energy, Cl A	87,966	1,501,580
Magnolia Oil & Gas, Cl A	94,355	2,385,294
Mammoth Energy Services *	13,298	58,511
Murphy Oil	79,026	2,487,739
Nabors Industries *	4,981	370,636
NACCO Industries, Cl A	2,308	72,264
Natural Gas Services Group *	5,869	114,856
Newpark Resources *	45,187	300,945
NextDecade *	63,282	369,567
Noble	75,222	2,405,600
Northern Oil & Gas	54,045	1,959,131
Oceaneering International *	55,061	1,343,488
Oil States International *	33,553	158,706
Par Pacific Holdings *	30,484	470,978

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Patterson-UTI Energy	212,006	$1,626,086
PBF Energy, Cl A	56,586	1,613,833
Peabody Energy	68,918	1,810,476
Prairie Operating * (A)	2,377	19,848
PrimeEnergy Resources *	377	62,186
ProFrac Holding, Cl A * (A)	12,170	72,472
ProPetro Holding *	48,038	331,943
Ranger Energy Services, Cl A	8,540	110,849
REX American Resources *	8,408	376,090
Riley Exploration Permian	6,166	164,694
Ring Energy *	80,857	119,668
RPC	46,447	263,819
Sable Offshore * (A)	27,227	608,796
SandRidge Energy	17,517	194,264
SEACOR Marine Holdings *	13,329	90,637
Select Water Solutions, Cl A	49,734	527,180
Sitio Royalties, Cl A	44,010	980,983
SM Energy	62,337	2,616,284
Solaris Oilfield Infrastructure, Cl A	13,732	180,439
Talos Energy *	80,626	823,998
Teekay *	31,230	261,395
Teekay Tankers, Cl A	13,095	624,370
TETRA Technologies *	68,387	229,097
Tidewater *	26,572	1,596,180
Transocean *	397,336	1,724,438
Uranium Energy *(B)	217,325	1,612,552
Ur-Energy *(B)	184,729	234,606
VAALCO Energy	56,938	304,049
Valaris *	34,199	1,730,469
Verde Clean Fuels *	1,794	7,517
Vital Energy *	15,671	427,348
Vitesse Energy	13,671	339,998
W&T Offshore	51,692	110,104
World Kinect	31,616	826,758
		65,973,950
Financials — 18.1%
1st Source	10,008	592,774
Acacia Research *	20,673	93,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ACNB	4,490	$188,580
AFC Gamma †	9,144	89,154
Alerus Financial	12,210	247,008
AlTi Global * (A)	18,389	75,027
Amalgamated Financial	9,766	323,889
Ambac Financial Group *	23,737	268,465
Amerant Bancorp, Cl A	16,130	343,892
American Coastal Insurance *	13,167	159,979
Ameris Bancorp	35,868	2,223,457
AMERISAFE	10,250	554,012
Ames National	4,801	81,593
Angel Oak Mortgage REIT †	6,479	58,441
Apollo Commercial Real Estate Finance †	77,668	690,469
Arbor Realty Trust †	100,325	1,478,791
Ares Commercial Real Estate †	29,267	185,845
ARMOUR Residential REIT †	26,719	500,981
Arrow Financial	8,930	254,862
Artisan Partners Asset Management, Cl A	34,325	1,513,733
Associated Banc-Corp	81,570	1,936,472
Atlantic Union Bankshares	48,724	1,841,767
Atlanticus Holdings *	2,984	110,975
AvidXchange Holdings *	94,670	780,081
Axos Financial *	29,759	2,015,279
B Riley Financial (A)	10,875	64,108
Baldwin Insurance Group, Cl A *	35,880	1,659,809
Banc of California	75,709	1,162,890
BancFirst	10,861	1,180,699
Bancorp *	27,247	1,369,434
Bank First	5,358	492,990
Bank of Hawaii	21,279	1,536,982
Bank of Marin Bancorp	8,743	194,182
Bank7	2,209	92,668
BankUnited	40,643	1,436,324
Bankwell Financial Group	3,572	101,838
Banner	18,709	1,198,124
Bar Harbor Bankshares	8,135	261,540
BayCom	5,473	136,004
BCB Bancorp	8,159	99,050
Berkshire Hills Bancorp	23,389	636,882

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BGC Group, Cl A	198,369	$1,858,718
Bit Digital *	63,764	242,941
Blackstone Mortgage Trust, Cl A † (A)	94,598	1,722,630
Blue Foundry Bancorp *	11,323	111,305
Bowhead Specialty Holdings *	3,946	114,868
Bread Financial Holdings	27,099	1,350,885
Bridgewater Bancshares *	10,930	159,578
Brightsphere Investment Group	15,093	398,304
BrightSpire Capital, Cl A †	70,609	429,303
Brookline Bancorp	48,048	540,540
Burford Capital	109,174	1,473,849
Burke & Herbert Financial Services	7,382	467,576
Business First Bancshares	13,163	344,739
Byline Bancorp	17,021	458,035
Cadence Bank	99,252	3,317,994
Camden National	7,894	331,153
Cannae Holdings	30,765	610,685
Cantaloupe *	31,818	281,907
Capital Bancorp	5,040	127,260
Capital City Bank Group	7,590	265,650
Capitol Federal Financial	67,816	437,074
Carter Bankshares *	12,502	230,037
Cass Information Systems	7,451	308,173
Cathay General Bancorp	37,906	1,742,918
Central Pacific Financial	14,614	393,701
Chemung Financial	1,786	85,335
Chicago Atlantic Real Estate Finance †	9,144	138,257
Chimera Investment †	43,883	662,633
ChoiceOne Financial Services	4,540	150,592
Cipher Mining *	98,346	484,846
Citizens & Northern	8,128	153,782
Citizens Financial Services	2,516	146,658
City Holding	7,972	929,535
Civista Bancshares	8,380	170,701
Claros Mortgage Trust †	47,095	296,228
Cleanspark *	124,507	1,321,019
CNB Financial	11,232	285,068
CNO Financial Group	57,355	1,973,012
Coastal Financial *	6,084	383,231

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Cohen & Steers	14,980	$1,479,575
Colony Bankcorp	8,930	135,825
Columbia Financial *	14,926	254,936
Community Financial System	28,502	1,742,612
Community Trust Bancorp	8,378	433,980
Community West Bancshares	9,286	174,020
Compass Diversified Holdings	36,302	787,753
ConnectOne Bancorp	19,805	480,073
Consumer Portfolio Services *	4,637	46,416
Crawford, Cl A	8,264	92,061
CrossFirst Bankshares *	24,718	388,073
Customers Bancorp *	16,114	743,339
CVB Financial	72,186	1,402,574
Diamond Hill Investment Group	1,433	216,268
Dime Community Bancshares	19,368	582,396
Donegal Group, Cl A	8,472	128,436
Donnelley Financial Solutions *	14,074	821,077
Dynex Capital †	40,529	494,859
Eagle Bancorp	15,830	414,904
Eastern Bankshares	105,117	1,716,561
Ellington Financial †	45,033	544,449
Employers Holdings	13,459	655,722
Enact Holdings	15,981	544,792
Encore Capital Group *	12,793	584,384
Enova International *	13,894	1,207,528
Enstar Group *	6,901	2,225,573
Enterprise Bancorp	5,358	172,045
Enterprise Financial Services	20,171	1,063,415
Equity Bancshares, Cl A	7,796	331,252
Esquire Financial Holdings	3,896	259,396
ESSA Bancorp	4,578	86,158
Essent Group	56,853	3,411,749
F&G Annuities & Life	10,149	406,975
Farmers & Merchants Bancorp	6,947	188,333
Farmers National Banc	19,805	272,517
FB Financial	19,333	951,184
Federal Agricultural Mortgage, Cl C	4,980	912,685
Fidelity D&D Bancorp	2,542	133,455
Financial Institutions	8,296	199,187

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Bancorp	21,813	$909,602
First Bancorp	5,912	153,121
First Bancshares	16,568	554,531
First Bank	11,508	162,953
First Busey	29,033	705,792
First Business Financial Services	4,247	181,772
First Commonwealth Financial	55,099	905,828
First Community Bankshares	9,207	381,722
First Financial	6,211	266,825
First Financial Bancorp	51,429	1,315,554
First Financial Bankshares	70,898	2,562,254
First Financial Northwest	3,828	86,130
First Foundation	34,238	230,422
First Internet Bancorp	4,453	155,721
First Interstate BancSystem, Cl A	43,230	1,331,484
First Merchants	31,769	1,177,041
First Mid Bancshares	12,502	476,951
First of Long Island	11,693	147,039
First Western Financial *	4,314	82,009
FirstCash Holdings	20,957	2,168,421
Five Star Bancorp	8,910	268,013
Flushing Financial	15,057	236,018
Flywire *	65,782	1,145,922
Forge Global Holdings *	61,207	71,000
Franklin BSP Realty Trust †	44,753	582,237
FS Bancorp	3,656	159,987
Fulton Financial	98,927	1,791,568
FVCBankcorp *	8,930	116,313
GCM Grosvenor	23,107	266,655
Genworth Financial, Cl A *	234,548	1,580,854
German American Bancorp	15,528	628,729
Glacier Bancorp	62,069	3,236,898
GoHealth, Cl A *	2,517	28,543
Goosehead Insurance, Cl A *	12,256	1,334,678
Granite Point Mortgage Trust †	28,576	85,156
Great Southern Bancorp	4,680	265,309
Green Dot, Cl A *	29,032	329,804
Greene County Bancorp	3,860	108,080
Greenlight Capital Re, Cl A *	15,095	203,481

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Guaranty Bancshares	4,304	$141,429
HA Sustainable Infrastructure Capital	61,191	2,141,073
Hamilton Lane, Cl A	20,931	3,760,045
Hancock Whitney	47,279	2,462,290
Hanmi Financial	16,485	377,012
HarborOne Bancorp	20,908	248,178
HBT Financial	7,144	152,596
HCI Group	4,452	504,456
Heartland Financial USA	23,092	1,373,974
Heritage Commerce	32,653	317,061
Heritage Financial	18,755	431,177
Heritage Insurance Holdings *	12,487	129,240
Hilltop Holdings	25,375	777,236
Hingham Institution For Savings	829	210,168
Hippo Holdings *	10,835	240,212
Home Bancorp	3,835	180,820
Home BancShares	102,669	2,801,837
HomeStreet	10,006	90,604
HomeTrust Bancshares	8,016	265,730
Hope Bancorp	63,158	782,528
Horace Mann Educators	22,404	834,325
Horizon Bancorp	23,761	380,651
I3 Verticals, Cl A *	12,315	283,122
Independent Bank	10,905	357,466
Independent Bank	23,118	1,454,122
Independent Bank Group	19,745	1,152,318
International Bancshares	29,434	1,803,127
International Money Express *	17,336	304,940
Invesco Mortgage Capital †	26,949	217,478
Investar Holding	5,050	105,394
Investors Title	770	178,086
Jackson Financial, Cl A	41,606	4,158,520
James River Group Holdings	17,109	106,418
John Marshall Bancorp	6,826	145,667
Kearny Financial	29,828	208,498
KKR Real Estate Finance Trust †	31,529	365,421
Ladder Capital, Cl A †	61,844	705,640
Lakeland Financial	13,560	882,349
LCNB	7,144	112,089

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Lemonade * (A)	28,180	$669,839
LendingClub *	59,521	844,008
LendingTree *	5,477	312,353
LINKBANCORP	12,087	86,603
Live Oak Bancshares	18,892	750,201
Maiden Holdings *	44,809	69,230
MarketWise	18,337	10,635
Marqeta, Cl A *	254,021	1,437,759
MBIA	25,210	99,327
Medallion Financial	10,228	96,757
Mercantile Bank	8,625	369,668
Merchants Bancorp	9,852	363,933
Mercury General	14,573	985,572
Metrocity Bankshares	10,089	298,433
Metropolitan Bank Holding *	5,814	311,049
MFA Financial †	55,770	685,413
Mid Penn Bancorp	8,145	257,301
Middlefield Banc	4,017	113,440
Midland States Bancorp	11,188	277,574
MidWestOne Financial Group	7,926	229,378
Moelis, Cl A	38,502	2,556,533
Moneylion *	4,611	198,135
Mortgage Investment Trust †	15,723	114,621
Mr Cooper Group *	34,770	3,078,884
MVB Financial	6,241	118,517
National Bank Holdings, Cl A	20,104	903,876
National Bankshares	3,141	89,770
Navient	43,021	612,189
NB Bancorp *	21,259	401,583
NBT Bancorp	25,074	1,115,292
NCR Atleos *	39,336	1,029,816
Nelnet, Cl A	7,726	870,720
NerdWallet, Cl A *	21,108	310,077
New York Community Bancorp	138,194	1,398,523
New York Mortgage Trust †	49,468	285,430
NewtekOne	12,661	165,606
Nexpoint Real Estate Finance †	4,463	67,525
NI Holdings *	4,210	66,097
Nicolet Bankshares	7,264	738,676

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NMI Holdings, Cl A *	42,742	$1,653,261
Northeast Bank	3,578	317,941
Northeast Community Bancorp	6,732	174,763
Northfield Bancorp	21,591	254,126
Northrim BanCorp	2,873	187,521
Northwest Bancshares	69,448	922,964
Norwood Financial	3,976	116,616
Oak Valley Bancorp	3,760	101,520
OceanFirst Financial	31,439	572,190
Old National Bancorp	171,427	3,301,684
Old Second Bancorp	23,842	391,486
Onity Group *	3,572	106,160
Open Lending, Cl A *	55,684	311,830
OppFi	9,887	50,621
Orange County Bancorp	2,788	147,541
Orchid Island Capital, Cl A † (A)	38,998	295,215
Origin Bancorp	15,969	501,267
Orrstown Financial Services	10,015	374,962
Oscar Health, Cl A *	105,864	1,778,515
P10, Cl A	22,230	245,642
Pacific Premier Bancorp	52,212	1,331,928
Palomar Holdings *	13,333	1,196,903
Park National	7,832	1,353,213
Parke Bancorp	5,748	121,398
Pathward Financial	13,695	969,058
Payoneer Global *	154,311	1,330,161
Paysafe *	17,578	373,357
Paysign *	18,019	65,049
PCB Bancorp	5,956	111,794
Peapack-Gladstone Financial	9,129	293,406
PennyMac Financial Services	14,539	1,449,248
PennyMac Mortgage Investment Trust †	47,344	638,197
Peoples Bancorp	18,891	581,465
Peoples Bancorp of North Carolina	2,399	61,774
Peoples Financial Services	5,027	234,560
Perella Weinberg Partners, Cl A	28,749	581,592
Pioneer Bancorp *	6,362	71,254
Piper Sandler	9,440	2,677,562
PJT Partners	12,840	1,784,246

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Plumas Bancorp	2,969	$123,243
Ponce Financial Group *	10,716	120,555
PRA Group *	21,178	426,948
Preferred Bank	6,775	571,607
Premier Financial	19,366	477,566
Primis Financial	10,875	122,126
Princeton Bancorp	2,721	95,562
Priority Technology Holdings *	9,878	53,242
ProAssurance *	27,728	412,870
PROG Holdings	22,643	988,820
Provident Bancorp *	8,560	88,767
Provident Financial Services	68,593	1,281,317
QCR Holdings	8,921	705,651
Radian Group	82,563	2,882,274
RBB Bancorp	9,088	201,754
Ready Capital †	87,158	597,032
Red River Bancshares	2,497	130,393
Redwood Trust †	71,970	526,820
Regional Management	4,378	125,736
Remitly Global *	80,125	1,440,648
Renasant	33,524	1,143,504
Repay Holdings, Cl A *	49,306	392,229
Republic Bancorp, Cl A	4,523	305,303
Riot Platforms *	155,388	1,435,785
Root, Cl A *	4,717	322,596
S&T Bancorp	20,782	789,300
Safety Insurance Group	7,987	625,103
Sandy Spring Bancorp	24,000	807,360
Seacoast Banking Corp of Florida	46,049	1,229,508
Selective Insurance Group	33,139	3,009,684
Selectquote *	73,211	146,422
ServisFirst Bancshares	27,646	2,298,488
Seven Hills Realty Trust †	6,984	88,138
Sezzle *	1,268	272,189
Shore Bancshares	16,757	243,647
Sierra Bancorp	7,102	201,697
Silvercrest Asset Management Group, Cl A	5,358	93,390
Simmons First National, Cl A	67,642	1,569,294
Skyward Specialty Insurance Group *	20,236	894,634

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
SmartFinancial	8,671	$287,530
South Plains Financial	6,418	216,287
Southern California Bancorp *	13,284	193,681
Southern First Bancshares *	4,162	159,030
Southern Missouri Bancorp	5,195	308,064
Southern States Bancshares	4,513	140,399
Southside Bancshares	15,705	508,842
SouthState	41,433	4,040,960
Stellar Bancorp	26,763	728,489
StepStone Group, Cl A	33,864	2,036,242
Sterling Bancorp *	11,586	54,107
Stewart Information Services	14,731	1,013,493
Stock Yards Bancorp	13,954	899,754
StoneX Group *	14,916	1,343,037
Sunrise Realty Trust †	3,029	41,558
SWK Holdings *	1,845	30,276
Terawulf *	126,026	821,690
Texas Capital Bancshares *	25,263	1,943,988
Third Coast Bancshares *	6,166	200,827
Timberland Bancorp	4,172	120,487
Tiptree	13,759	280,821
Tompkins Financial	6,960	449,198
Towne Bank	38,287	1,245,093
TPG RE Finance Trust †	31,817	280,308
TriCo Bancshares	17,433	744,912
Triumph Financial *	12,051	1,064,947
Trupanion *	17,940	982,753
TrustCo Bank NY	10,158	335,011
Trustmark	33,142	1,150,690
Two Harbors Investment †	56,568	650,532
UMB Financial	24,398	2,677,193
United Bankshares	72,034	2,714,241
United Community Banks	65,165	1,854,596
United Fire Group	11,424	224,367
Unity Bancorp	3,978	153,869
Universal Insurance Holdings	13,041	260,038
Univest Financial	15,782	439,213
Upstart Holdings *	41,966	2,042,905
USCB Financial Holdings	5,721	83,069

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Valley National Bancorp	234,968	$2,225,147
Value Line	463	22,386
Velocity Financial *	4,920	94,513
Veritex Holdings	28,612	772,524
Victory Capital Holdings, Cl A	22,412	1,343,151
Virginia National Bankshares	2,495	98,977
Virtus Investment Partners	3,681	796,458
WaFd	36,372	1,235,921
Walker & Dunlop	17,512	1,915,287
Washington Trust Bancorp	9,276	316,590
Waterstone Financial	8,930	131,628
WesBanco	31,351	985,989
West BanCorp	8,930	192,620
Westamerica BanCorp	13,995	721,022
WisdomTree	76,018	786,786
World Acceptance *	1,882	214,736
WSFS Financial	32,218	1,584,159
		260,181,389
Health Care — 17.2%
2seventy bio *	26,713	115,934
4D Molecular Therapeutics *	27,266	218,401
89bio *	45,609	354,838
908 Devices *	12,661	39,692
Absci *	43,616	167,485
ACADIA Pharmaceuticals *	65,193	951,166
Accolade *	40,686	128,975
Accuray *	52,112	90,154
ACELYRIN *	39,892	226,587
Achieve Life Sciences *	18,809	88,026
Acrivon Therapeutics *	6,439	51,512
Actinium Pharmaceuticals *	16,233	29,219
Acumen Pharmaceuticals *	22,903	65,961
AdaptHealth, Cl A *	55,668	572,824
Adaptive Biotechnologies *	62,987	304,857
Addus HomeCare *	9,472	1,178,506
ADMA Biologics *	122,690	2,001,074
Adverum Biotechnologies *	11,484	83,776
Aerovate Therapeutics *	7,406	18,145

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agenus * (A)	10,875	$45,675
agilon health *	168,668	430,103
Agios Pharmaceuticals *	30,810	1,368,888
AirSculpt Technologies *	7,144	40,649
Akebia Therapeutics *	113,604	188,583
Akero Therapeutics *	36,934	1,138,675
Akoya Biosciences * (A)	14,850	41,803
Aldeyra Therapeutics *	26,949	141,752
Alector *	44,149	217,213
Alignment Healthcare *	54,545	676,358
Alkermes *	89,286	2,294,650
Allogene Therapeutics *	69,894	178,579
Alphatec Holdings *	56,037	439,890
Altimmune * (A)	38,803	261,532
Alto Neuroscience *	11,623	45,213
Alumis *	7,224	81,776
ALX Oncology Holdings *	17,989	25,724
Amicus Therapeutics *	159,852	1,825,510
AMN Healthcare Services *	20,664	783,992
Amneal Pharmaceuticals *	86,687	734,239
Amphastar Pharmaceuticals *	20,980	1,060,119
AnaptysBio *	10,740	232,306
Anavex Life Sciences *	39,784	263,370
AngioDynamics *	20,903	139,841
ANI Pharmaceuticals *	10,111	578,804
Anika Therapeutics *	7,179	122,833
Annexon *	52,100	381,372
Apogee Therapeutics *	20,660	1,075,146
Applied Therapeutics *	52,504	464,135
Aquestive Therapeutics *	40,561	222,680
Arbutus Biopharma *	78,095	300,275
Arcellx *	23,467	1,977,564
Arcturus Therapeutics Holdings *	12,578	223,008
Arcus Biosciences *	29,715	454,640
Arcutis Biotherapeutics *	57,261	475,839
Ardelyx *	125,572	737,108
Ardent Health Partners * (A)	6,586	114,596
ArriVent Biopharma * (A)	15,339	450,046
Arrowhead Pharmaceuticals *	65,029	1,250,508

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
ARS Pharmaceuticals *	26,905	$396,042
Artiva Biotherapeutics * (A)	7,619	77,257
Artivion *	21,624	569,360
Arvinas *	34,993	924,865
Astrana Health *	23,478	1,262,647
Astria Therapeutics *	24,526	274,201
Atea Pharmaceuticals *	42,042	136,216
Atossa Therapeutics *	69,074	95,322
AtriCure *	25,783	855,480
Aura Biosciences *	25,308	264,216
Avadel Pharmaceuticals *	50,472	780,802
Avanos Medical *	24,813	463,507
Aveanna Healthcare Holdings *	28,735	133,618
Avid Bioservices *	33,988	338,521
Avidity Biosciences *	58,862	2,487,508
Avita Medical *	13,918	140,572
Axogen *	23,090	323,260
Axonics *	27,735	1,949,771
Axsome Therapeutics *	19,839	1,766,266
Beam Therapeutics *	41,652	912,595
BioCryst Pharmaceuticals *	112,583	901,790
Biohaven *	40,910	2,035,682
BioLife Solutions *	19,365	453,141
Biomea Fusion *	15,073	141,234
Biote, Cl A *	14,701	74,975
Bioventus, Cl A *	20,502	278,212
Black Diamond Therapeutics *	20,232	55,436
Bluebird Bio *	107,476	49,869
Blueprint Medicines *	34,256	2,997,743
Boundless Bio *	3,665	10,702
Bridgebio Pharma *	76,578	1,792,691
BrightSpring Health Services *	29,481	441,331
Brookdale Senior Living *	104,278	653,823
C4 Therapeutics *	32,022	170,677
Cabaletta Bio *	23,447	83,237
Candel Therapeutics *	10,769	56,860
Capricor Therapeutics *	14,076	282,928
Cardiff Oncology *	21,730	67,798
CareDx *	27,311	604,392

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cargo Therapeutics * (A)	18,698	$364,611
Caribou Biosciences *	46,595	91,326
Cartesian Therapeutics * (A)	3,981	78,824
Cassava Sciences * (A)	22,202	572,923
Castle Biosciences *	14,114	489,332
Catalyst Pharmaceuticals *	60,890	1,327,402
Celcuity *	14,669	227,370
Celldex Therapeutics *	35,191	917,077
Century Therapeutics *	25,017	28,770
Cerus *	98,866	155,220
CervoMed * (A)	2,990	40,814
CG oncology *	25,840	918,095
ChromaDex *	26,735	93,305
Cibus, Cl A * (A)	8,269	32,993
Codexis *	38,038	119,439
Cogent Biosciences *	50,035	574,902
Coherus Biosciences *	59,415	44,264
Collegium Pharmaceutical *	17,572	599,908
Community Health Systems *	68,331	276,741
Compass Therapeutics *	55,694	91,338
Concentra Group Holdings Parent *	12,375	250,841
Conduit Pharmaceuticals *	8,478	772
CONMED	16,810	1,147,114
Contineum Therapeutics, Cl A * (A)	3,061	51,302
Corbus Pharmaceuticals Holdings *	5,593	89,264
Corcept Therapeutics *	44,035	2,156,394
CorMedix *	29,917	300,815
CorVel *	4,825	1,436,982
Crinetics Pharmaceuticals *	47,688	2,668,620
Cross Country Healthcare *	17,489	199,550
Cullinan Therapeutics *	28,160	437,888
CVRx *	7,302	95,802
Cytek Biosciences *	66,389	328,294
Cytokinetics *	62,267	3,175,617
Day One Biopharmaceuticals *	28,442	418,666
Definitive Healthcare, Cl A *	29,192	121,147
Denali Therapeutics *	67,693	1,757,310
Design Therapeutics *	17,117	89,693
Dianthus Therapeutics *	13,094	364,799

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Disc Medicine, Cl A *	10,768	$482,622
DocGo *	55,481	194,738
Dynavax Technologies *	71,917	852,216
Dyne Therapeutics *	43,963	1,268,772
Edgewise Therapeutics *	39,526	1,326,888
Editas Medicine, Cl A *	45,147	130,926
Elevation Oncology *	26,552	15,249
Eliem Therapeutics * (A)	15,984	61,139
Embecta	31,684	446,111
Enanta Pharmaceuticals *	10,875	122,289
Enhabit *	27,221	187,553
Enliven Therapeutics *	19,230	535,556
Ensign Group	30,238	4,686,588
Entrada Therapeutics *	13,503	231,441
Erasca *	96,617	250,238
Esperion Therapeutics *	103,767	211,685
Evolent Health, Cl A *	62,868	1,467,968
Evolus *	30,213	493,076
EyePoint Pharmaceuticals *	27,301	321,060
Fate Therapeutics *	54,558	129,302
Fibrobiologics * (A)	13,844	41,809
Foghorn Therapeutics *	13,800	105,156
Fractyl Health * (A)	18,556	52,235
Fulcrum Therapeutics *	33,921	107,190
Fulgent Genetics *	11,099	238,074
Galectin Therapeutics *	11,117	27,459
GeneDx Holdings, Cl A *	6,824	557,453
Generation Bio *	27,365	59,656
Geron *	317,036	1,303,018
Glaukos *	26,659	3,525,653
Greenwich Lifesciences * (A)	3,314	44,573
Guardant Health *	64,314	1,407,190
Gyre Therapeutics * (A)	3,845	54,984
Haemonetics *	27,344	1,945,799
Halozyme Therapeutics *	67,958	3,436,636
Harmony Biosciences Holdings *	16,488	529,759
Harrow *	16,640	749,798
Harvard Bioscience *	23,218	54,562
Health Catalyst *	31,827	247,296

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HealthEquity *	46,119	$3,931,645
HealthStream	13,287	388,445
Heron Therapeutics *	64,056	111,457
HilleVax *	17,640	31,928
Hims & Hers Health *	103,373	1,946,514
Humacyte * (A)	48,001	242,405
ICU Medical *	11,670	1,992,419
Ideaya Biosciences *	45,272	1,274,407
IGM Biosciences * (A)	8,286	142,022
ImmunityBio * (A)	77,252	402,483
Immunome *	28,166	323,064
Immunovant *	31,616	925,084
Inari Medical *	28,841	1,395,904
InfuSystem Holdings *	10,716	66,332
Inhibrx Biosciences *	5,967	95,651
Inmode *	43,316	739,837
Inmune Bio *	6,777	39,645
Innovage Holding *	10,716	62,153
Innoviva *	30,184	590,399
Inogen *	13,017	113,638
Inovio Pharmaceuticals *	13,886	73,318
Inozyme Pharma *	28,228	121,098
Insmed *	85,619	5,760,446
Integer Holdings *	18,164	2,256,877
Integra LifeSciences Holdings *	36,853	691,362
Intellia Therapeutics *	52,506	746,635
Invivyd *	44,097	39,357
Iovance Biotherapeutics *	137,953	1,440,229
iRadimed	4,349	214,275
iRhythm Technologies *	17,040	1,234,378
Ironwood Pharmaceuticals, Cl A *	77,275	305,236
iTeos Therapeutics *	14,233	120,269
Janux Therapeutics *	15,276	824,751
Jasper Therapeutics *	6,180	130,892
Joint *	5,898	65,173
KalVista Pharmaceuticals *	20,760	213,205
Keros Therapeutics *	16,049	931,484
Kiniksa Pharmaceuticals International, Cl A *	20,365	460,045
Kodiak Sciences *	18,019	68,472

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Korro Bio * (A)	3,334	$191,705
Krystal Biotech *	13,514	2,331,570
Kura Oncology *	39,610	662,279
Kymera Therapeutics *	24,260	1,120,084
Kyverna Therapeutics *	9,258	44,253
Lantheus Holdings *	37,518	4,120,977
Larimar Therapeutics * (A)	22,941	188,690
LeMaitre Vascular	11,029	974,853
LENZ Therapeutics	6,877	185,404
Lexeo Therapeutics *	12,805	101,160
Lexicon Pharmaceuticals *(C)	62,662	122,191
LifeMD *	19,068	77,797
LifeStance Health Group *	75,988	509,879
Ligand Pharmaceuticals *	9,249	977,619
Lineage Cell Therapeutics *	80,677	67,067
Liquidia *	31,414	340,842
LivaNova *	29,701	1,533,166
Longboard Pharmaceuticals *	17,624	1,052,505
Lyell Immunopharma *	87,840	84,353
Lyra Therapeutics *	26,426	7,265
MacroGenics *	34,093	124,780
Madrigal Pharmaceuticals *	9,542	2,474,622
MannKind *	144,473	1,021,424
Maravai LifeSciences Holdings, Cl A *	60,315	446,934
MaxCyte *	57,073	204,321
MeiraGTx Holdings *	21,161	117,232
Merit Medical Systems *	31,135	3,071,779
Mersana Therapeutics *	62,828	113,719
Mesa Laboratories	2,811	320,566
Metagenomi *	3,447	6,791
MiMedx Group *	64,773	443,695
Mind Medicine MindMed *	39,324	247,741
Mineralys Therapeutics *	15,627	209,089
Mirum Pharmaceuticals *	21,357	821,390
ModivCare *	6,047	97,780
Monte Rosa Therapeutics *	22,513	191,361
Myriad Genetics *	48,720	1,069,891
National HealthCare	6,807	789,816
National Research	8,357	151,512

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Nautilus Biotechnology, Cl A *	26,534	$68,988
Nektar Therapeutics, Cl A *	97,490	116,013
Neogen *	118,862	1,697,349
NeoGenomics *	69,492	944,396
Neumora Therapeutics *	45,987	526,551
Neurogene *	5,672	249,625
NeuroPace *	7,456	48,091
Nevro *	19,805	109,126
Nkarta *	28,951	89,169
Novavax * (A)	76,952	739,509
Novocure *	57,998	880,410
Nurix Therapeutics *	34,766	854,548
Nuvalent, Cl A *	18,874	1,670,160
Nuvation Bio *	97,774	216,081
Ocugen * (A)	140,557	128,047
Ocular Therapeutix *	84,768	892,607
Olema Pharmaceuticals *	21,826	251,654
Omeros *	30,577	123,531
OmniAb, Cl W *	50,277	205,633
Omnicell *	24,852	1,208,801
OPKO Health * (A)	177,871	268,585
OptimizeRx *	9,688	50,571
Option Care Health *	93,471	2,153,572
OraSure Technologies *	39,348	159,950
Orchestra BioMed Holdings *	12,624	65,014
Organogenesis Holdings, Cl A *	39,665	109,872
ORIC Pharmaceuticals *	33,663	315,759
Orthofix Medical *	18,424	298,285
OrthoPediatrics *	8,930	236,913
Outlook Therapeutics * (A)	8,246	47,497
Ovid therapeutics *	33,934	38,345
Owens & Minor *	41,068	521,974
Pacific Biosciences of California *	149,541	324,504
Pacira BioSciences *	24,593	408,244
PACS Group *	21,505	917,833
Paragon 28 *	25,879	137,159
Patterson	42,899	901,308
Pediatrix Medical Group *	45,985	566,535
Pennant Group *	15,575	497,933

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
PepGen *	8,479	$56,131
Perspective Therapeutics *	29,419	347,438
Phathom Pharmaceuticals * (A)	18,653	319,899
Phibro Animal Health, Cl A	11,203	259,013
Phreesia *	30,144	551,334
Pliant Therapeutics *	31,138	438,112
Poseida Therapeutics, Cl A *	37,665	89,266
Praxis Precision Medicines *	9,391	657,276
Precigen *	68,968	54,361
Prelude Therapeutics *	7,239	8,687
Prestige Consumer Healthcare *	26,988	1,990,365
Prime Medicine * (A)	30,983	120,214
Privia Health Group *	55,588	1,020,596
PROCEPT BioRobotics *	23,045	2,074,050
Progyny *	45,996	692,240
ProKidney, Cl A * (A)	56,541	90,466
Protagonist Therapeutics *	31,815	1,458,400
PTC Therapeutics *	41,479	1,655,842
Pulmonx *	20,654	129,088
Pulse Biosciences * (A)	10,007	174,422
Puma Biotechnology *	22,606	64,427
Pyxis Oncology *	26,667	94,935
Q32 Bio * (A)	3,295	155,623
Quanterix *	19,805	261,723
Quantum-Si *	57,311	40,175
Quipt Home Medical *	23,218	60,831
RadNet *	36,022	2,342,871
Rapport Therapeutics * (A)	5,053	123,950
RAPT Therapeutics *	16,233	34,414
Recursion Pharmaceuticals, Cl A * (A)	129,901	820,974
REGENXBIO *	25,109	215,686
Regulus Therapeutics *	34,986	51,080
Relay Therapeutics *	54,478	306,984
Renovaro * (A)	23,499	12,504
Replimune Group, Cl Rights *	33,142	389,750
Revance Therapeutics *	56,773	334,961
REVOLUTION Medicines *	83,008	4,440,928
Rhythm Pharmaceuticals *	29,816	1,423,118
Rigel Pharmaceuticals *	9,576	130,521

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Rocket Pharmaceuticals *	35,839	$596,719
RxSight *	19,532	989,491
Sage Therapeutics *	29,531	179,548
Sana Biotechnology *	72,275	252,963
Sanara Medtech *	2,220	73,260
Savara *	62,873	228,543
Scholar Rock Holding *	37,393	1,063,457
Schrodinger *	30,297	533,076
scPharmaceuticals *	16,074	66,707
Select Medical Holdings	58,980	1,892,078
Semler Scientific * (A)	2,538	74,566
Sera Prognostics, Cl A * (A)	15,074	115,919
Shattuck Labs *	21,605	27,222
SI-BONE *	22,281	307,478
SIGA Technologies	25,163	181,677
Sight Sciences *	19,209	96,045
Simulations Plus	8,683	236,351
Skye Bioscience * (A)	9,406	49,287
Soleno Therapeutics *	12,599	693,701
Solid Biosciences *	12,315	67,979
Sonida Senior Living *	1,868	49,147
SpringWorks Therapeutics *	37,469	1,128,941
Spyre Therapeutics *	18,863	613,613
STAAR Surgical *	26,951	781,310
Standard BioTools *	160,705	314,982
Stereotaxis *	29,933	58,669
Stoke Therapeutics *	19,350	239,166
Summit Therapeutics * (A)	47,683	886,427
Supernus Pharmaceuticals *	27,352	931,883
Surgery Partners *	41,838	1,204,934
Surmodics *	7,591	284,814
Sutro Biopharma *	44,610	144,983
Syndax Pharmaceuticals *	44,762	844,211
Tactile Systems Technology *	12,988	188,456
Talkspace *	67,659	211,773
Tandem Diabetes Care *	35,285	1,106,890
Tango Therapeutics *	26,116	141,940
Tarsus Pharmaceuticals *	20,106	894,516
Taysha Gene Therapies *	91,187	154,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Teladoc Health *	92,741	$834,669
Telomir Pharmaceuticals *	2,804	11,384
Tenaya Therapeutics *	30,148	57,884
Terns Pharmaceuticals *	31,371	215,205
Tevogen Bio Holdings * (A)	12,980	32,839
TG Therapeutics *	76,029	1,905,287
Theravance Biopharma *	20,054	165,245
Third Harmonic Bio *	10,716	147,774
Tourmaline Bio * (A)	12,351	315,198
TransMedics Group *	17,490	1,433,655
Travere Therapeutics *	40,273	704,778
Treace Medical Concepts *	26,657	124,222
Trevi Therapeutics *	32,045	94,373
TScan Therapeutics *	21,171	96,116
Twist Bioscience *	31,323	1,264,196
Tyra Biosciences *	11,053	184,364
UFP Technologies *	3,953	1,055,451
UroGen Pharma * (A)	20,602	252,581
US Physical Therapy	8,150	653,467
Utah Medical Products	1,866	118,267
Vanda Pharmaceuticals *	31,030	144,290
Varex Imaging *	21,104	277,096
Vaxcyte *	65,053	6,918,387
Ventyx Biosciences *	33,198	71,708
Vera Therapeutics, Cl A *	21,213	856,581
Veracyte *	41,863	1,412,458
Verastem *	19,269	72,451
Vericel *	26,386	1,162,039
Verrica Pharmaceuticals * (A)	10,352	14,493
Verve Therapeutics *	38,833	222,513
Viemed Healthcare *	18,691	159,808
Vir Biotechnology *	48,857	365,939
Viridian Therapeutics *	34,091	735,343
Voyager Therapeutics *	25,087	171,344
WaVe Life Sciences *	42,285	579,727
Waystar Holding *	23,475	669,742
Werewolf Therapeutics *	17,031	43,514
X4 Pharmaceuticals *	91,826	45,931
XBiotech *	10,106	73,370

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Xencor *	32,375	$680,199
Xeris Biopharma Holdings *	76,573	246,565
XOMA Royalty *	4,344	131,189
Y-mAbs Therapeutics *	20,177	292,768
Zentalis Pharmaceuticals *	31,110	84,930
Zevra Therapeutics *	22,960	187,124
Zimvie *	14,765	203,240
Zymeworks *	30,521	418,138
Zynex * (A)	8,344	72,009
		247,066,426
Industrials — 17.4%
374Water *	34,252	53,433
3D Systems *	69,686	209,058
AAR *	18,788	1,102,856
ABM Industries	34,424	1,826,537
ACCO Brands	51,154	250,655
ACV Auctions, Cl A *	80,622	1,393,954
Advanced Energy Industries	20,392	2,213,144
AeroVironment *	14,235	3,059,956
AerSale *	18,346	96,683
Air Transport Services Group *	28,009	482,875
Alamo Group	5,583	946,542
Albany International, Cl A	17,012	1,155,455
Alight, Cl A *	231,068	1,601,301
Allegiant Travel	8,476	551,025
Allient	7,926	137,041
Alta Equipment Group	14,598	94,887
Ameresco, Cl A *	17,546	539,890
American Superconductor *	19,044	466,959
American Woodmark *	8,496	770,672
AMMO *	50,167	54,180
Amprius Technologies *	8,324	11,237
Apogee Enterprises	11,914	891,644
Applied Industrial Technologies	20,958	4,853,663
ArcBest	12,809	1,334,442
Archer Aviation, Cl A * (A)	127,491	401,597
Arcosa	26,436	2,475,467
Argan	6,751	891,402

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Aris Water Solutions, Cl A	14,617	$241,180
Array Technologies *	83,472	545,072
Astec Industries	12,502	397,314
Astronics *	15,666	272,432
Asure Software *	12,952	128,484
Atkore	20,006	1,715,715
Atmus Filtration Technologies	45,653	1,777,728
AZZ	15,972	1,216,747
Barnes Group	25,307	1,183,355
Barrett Business Services	14,013	507,130
Beacon Roofing Supply *	34,698	3,194,645
BlackSky Technology, Cl A *	7,292	46,085
Blade Air Mobility *	30,887	111,039
Blink Charging * (A)	52,577	104,102
Bloom Energy, Cl A *	108,362	1,040,275
Blue Bird *	17,540	738,609
BlueLinx Holdings *	4,515	494,212
Boise Cascade	21,575	2,870,122
Bowman Consulting Group, Cl A *	7,322	148,637
Bridger Aerospace Group Holdings * (A)	5,123	17,316
BrightView Holdings *	31,664	518,656
Brink’s	24,478	2,516,094
Byrna Technologies *	9,519	137,169
Cadre Holdings	14,181	493,073
Caesarstone *	11,300	45,539
Casella Waste Systems, Cl A *	33,635	3,292,194
CBIZ *	26,087	1,798,177
CECO Environmental *	15,981	380,348
Centuri Holdings * (A)	7,539	141,507
ChargePoint Holdings * (A)	212,186	254,623
Chart Industries *	23,418	2,827,021
Columbus McKinnon	15,301	486,725
Commercial Vehicle Group *	18,019	52,435
CompX International	887	25,005
Concrete Pumping Holdings *	13,003	72,167
Conduent *	86,172	310,219
Construction Partners, Cl A *	23,372	1,840,078
CoreCivic *	60,095	829,912
Covenant Logistics Group, Cl A	4,413	223,298

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CRA International	3,600	$655,704
CryoPort *	23,880	159,041
CSG Systems International	16,106	750,701
CSW Industrials	9,029	3,188,140
Custom Truck One Source *	27,877	114,017
Deluxe	24,241	454,761
Distribution Solutions Group *	5,743	221,105
DLH Holdings *	4,702	38,086
DNOW *	57,474	679,917
Douglas Dynamics	12,345	279,614
Driven Brands Holdings *	32,228	478,586
Ducommun *	7,306	429,520
DXP Enterprises *	6,824	334,922
Dycom Industries *	15,477	2,698,105
Eastern	2,863	89,154
Eastman Kodak *	33,096	156,213
Energizer Holdings	39,196	1,257,016
Energy Recovery *	31,035	554,285
Energy Vault Holdings * (A)	55,898	104,529
Enerpac Tool Group, Cl A	29,608	1,306,305
EnerSys	21,797	2,111,257
Ennis	13,905	283,106
Enovix * (A)	83,525	752,143
Enpro	11,431	1,664,468
Enviri *	43,319	331,824
ESCO Technologies	14,106	1,770,867
Eve Holding * (A)	14,794	45,566
EVI Industries	2,817	56,002
Evolv Technologies Holdings *	71,266	153,222
ExlService Holdings *	85,636	3,568,452
Exponent	27,541	2,599,320
Federal Signal	32,760	2,672,233
First Advantage *	32,646	591,546
FiscalNote Holdings *	34,093	31,025
Fluence Energy, Cl A *	33,260	723,405
Fluor *	93,029	4,863,556
Forrester Research *	6,532	95,824
Forward Air	13,689	483,632
Franklin Covey *	6,177	245,906

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Franklin Electric	24,679	$2,362,027
Frontier Group Holdings *	23,277	141,524
FTAI Aviation	55,339	7,439,775
FTAI Infrastructure	54,854	442,672
FuelCell Energy *	253,796	87,306
GATX	19,425	2,675,988
Genco Shipping & Trading	22,965	361,469
Gencor Industries *	5,623	112,010
GEO Group *	67,718	1,027,959
Gibraltar Industries *	16,660	1,124,383
Global Industrial	7,495	198,842
GMS *	21,809	1,960,411
Gorman-Rupp	11,444	422,856
GrafTech International *	141,222	240,077
Graham *	5,609	157,164
Granite Construction	23,994	2,016,696
Great Lakes Dredge & Dock *	36,134	413,012
Greenbrier	16,714	990,639
Griffon	20,487	1,288,223
H&E Equipment Services	17,605	919,861
Healthcare Services Group *	40,227	441,290
Heartland Express	25,492	275,441
Heidrick & Struggles International	11,024	430,597
Helios Technologies	18,113	835,553
Herc Holdings	15,335	3,207,162
Hertz Global Holdings *	67,017	186,307
Hillenbrand	38,259	1,054,035
Hillman Solutions *	107,058	1,134,815
HireQuest	3,010	40,063
HNI	25,608	1,261,962
Hub Group, Cl A	33,250	1,442,717
Hudson Technologies *	24,247	185,974
Huron Consulting Group *	9,555	1,105,800
Hyliion Holdings *	77,031	184,104
Hyster-Yale	6,239	395,989
IBEX Holdings *	4,910	88,184
ICF International	10,163	1,713,380
IES Holdings *	4,466	976,558
Innodata *	14,769	297,005

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Insperity	19,545	$1,539,560
Insteel Industries	10,231	275,930
Interface, Cl A	31,358	547,824
Intuitive Machines * (A)	15,549	121,282
Janus International Group *	77,477	570,231
JELD-WEN Holding *	46,799	662,674
JetBlue Airways *	170,172	969,980
Joby Aviation * (A)	218,934	1,050,883
John Bean Technologies	17,313	1,929,014
Kadant	6,377	2,123,924
Karat Packaging	3,777	100,846
Kelly Services, Cl A	16,946	338,751
Kennametal	43,152	1,092,609
Kforce	10,190	588,880
Kimball Electronics *	13,391	238,226
Korn Ferry	28,287	1,998,477
Kratos Defense & Security Solutions *	80,608	1,831,414
L B Foster, Cl A *	4,998	94,212
LanzaTech Global * (A)	61,157	103,355
Latham Group *	22,193	144,254
Legalzoom.com *	75,489	542,011
Leonardo DRS *	40,106	1,205,987
Limbach Holdings *	5,563	422,621
Lindsay	5,875	703,237
Liquidity Services *	11,730	253,133
LSI Industries	15,296	250,243
Manitowoc *	18,988	177,348
Marten Transport	31,745	491,413
Masterbrand *	69,033	1,239,833
Matrix Service *	14,532	163,194
Matson	18,530	2,870,112
Matthews International, Cl A	16,233	378,067
Maximus	33,233	2,872,661
Mayville Engineering *	6,954	142,348
McGrath RentCorp	13,292	1,511,300
Mercury Systems *	29,855	965,809
Miller Industries	6,055	397,450
MillerKnoll	37,987	849,389
Mirion Technologies, Cl A *	108,875	1,611,350

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Mistras Group *	11,408	$96,398
Montrose Environmental Group *	17,380	458,311
Moog, Cl A	15,479	2,919,339
MRC Global *	46,074	564,867
Mueller Industries	60,885	4,990,743
Mueller Water Products, Cl A	84,652	1,827,637
MYR Group *	8,945	1,171,795
NANO Nuclear Energy * (A)	2,207	43,169
Napco Security Technologies	19,175	737,854
National Presto Industries	2,824	203,130
Net Power *	11,652	105,101
NEXTracker, Cl A *	78,574	3,128,817
NL Industries	4,565	34,192
NN *	25,146	79,210
Nordic American Tankers	111,424	364,356
Northwest Pipe *(B)	5,150	231,184
NuScale Power * (A)(B)	43,141	825,719
NV5 Global *	31,044	709,355
Omega Flex	1,959	100,144
OPENLANE *	58,500	924,300
Orion Group Holdings *	16,866	103,051
PAM Transportation Services *	3,248	50,279
Pangaea Logistics Solutions	17,158	110,154
Park Aerospace	10,181	137,749
Park-Ohio Holdings	4,670	132,955
Performant Financial *	38,725	150,640
Perma-Fix Environmental Services *	7,480	100,382
Pitney Bowes	87,482	630,745
Planet Labs PBC *	116,318	257,063
Plug Power * (A)	405,529	794,837
Powell Industries	5,094	1,298,868
Preformed Line Products	1,322	162,606
Primoris Services	29,123	1,823,682
Proficient Auto Logistics * (A)	8,220	67,322
Proto Labs *	14,023	384,230
Quad	16,448	104,445
Quanex Building Products	24,197	703,165
Quest Resource Holding *	9,514	74,209
Radiant Logistics *	19,805	131,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Redwire * (A)	12,288	$94,495
Resideo Technologies *	79,575	1,565,240
Resources Connection	17,602	141,696
REV Group	27,961	740,967
Rocket Lab USA *	189,546	2,028,142
Rush Enterprises, Cl A	33,135	1,874,778
Rush Enterprises, Cl B	4,812	233,671
RXO *	73,909	2,083,495
SES AI *	70,129	33,192
Shoals Technologies Group, Cl A *	93,756	507,220
Shyft Group	18,467	238,594
Sky Harbour Group, Cl A *	6,270	69,221
SkyWest *	21,578	2,054,226
Smith & Wesson Brands	24,805	321,349
SolarMax Technology *	2,977	2,781
Solidion Technology *	477	230
Southland Holdings *	5,538	16,060
Spire Global * (A)	12,196	120,740
Spirit Airlines	61,042	146,501
SPX Technologies *	24,525	3,519,092
Standex International	6,326	1,163,225
Steelcase, Cl A	50,425	606,613
Stem * (A)	79,275	29,926
Sterling Infrastructure *	16,455	2,541,475
Sturm Ruger	8,967	352,582
Sun Country Airlines Holdings *	21,573	303,101
Sunrun *	119,087	1,720,807
Taylor Devices *	1,311	61,643
Tecnoglass	12,254	839,767
Tennant	10,336	905,020
Terex	36,286	1,876,349
Thermon Group Holdings *	18,211	477,310
Titan International *	27,284	175,709
Titan Machinery *	11,294	155,010
TPI Composites *	25,204	85,820
Transcat *	4,919	470,109
TriNet Group	17,415	1,478,359
Trinity Industries	44,505	1,525,631
Triumph Group *	39,957	553,005

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TrueBlue *	16,253	$121,735
TTEC Holdings	10,716	55,723
Tutor Perini *	23,578	611,142
Twin Disc	6,152	71,425
UFP Industries	32,967	4,033,183
Ultralife *	5,497	46,230
UniFirst	8,198	1,474,082
Universal Logistics Holdings	3,719	156,347
Upwork *	67,852	920,073
V2X *	6,721	414,014
Verra Mobility, Cl A *	90,715	2,355,869
Viad *	11,137	416,969
Vicor *	12,264	560,587
Virco Mfg.	5,661	79,424
Virgin Galactic Holdings * (A)	10,417	68,440
VirTra *	5,776	35,234
VSE	8,661	888,792
Wabash National	23,784	414,793
Watts Water Technologies, Cl A	14,923	2,844,175
Werner Enterprises	33,612	1,239,947
Wheels Up Experience * (A)	49,053	100,068
Willdan Group *	6,882	325,587
Willis Lease Finance	1,548	280,699
Xometry, Cl A *	22,903	450,731
Zurn Elkay Water Solutions	78,476	2,832,984
		249,508,841
Information Technology — 11.4%
8x8 *	66,944	149,285
A10 Networks	38,750	567,687
ACI Worldwide *	57,461	2,827,081
ACM Research, Cl A *	27,799	522,482
Adeia	59,267	736,689
ADTRAN Holdings	43,008	261,274
Aehr Test Systems * (A)	15,125	212,960
Aeva Technologies *	12,504	46,015
Agilysys *	12,279	1,228,391
Airship AI Holdings *	1,632	3,101
Alarm.com Holdings *	26,271	1,401,032

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Alkami Technology *	24,352	$891,527
Alpha & Omega Semiconductor *	12,661	418,319
Altair Engineering, Cl A *	31,141	3,238,353
Ambarella *	20,659	1,160,829
American Software, Cl A	17,208	181,544
Amplitude, Cl A *	41,649	374,425
Appian, Cl A *	21,746	777,420
Applied Digital *	64,054	433,005
Applied Optoelectronics *	20,326	317,492
Arlo Technologies *	51,845	526,745
Arteris *	15,068	102,613
Asana, Cl A *	44,270	528,584
ASGN *	24,582	2,264,002
AudioEye *	3,822	81,409
Aurora Innovation, Cl A *	510,239	2,650,692
AvePoint *	69,129	839,226
Aviat Networks *	6,175	126,279
Axcelis Technologies *	17,728	1,512,376
Backblaze, Cl A *	21,942	158,421
Badger Meter	15,979	3,196,599
Bel Fuse, Cl A	960	97,296
Bel Fuse, Cl B	5,629	424,539
Belden	22,088	2,515,161
Benchmark Electronics	19,441	841,795
BigBear.ai Holdings * (A)	55,423	88,123
BigCommerce Holdings *	38,692	202,746
Blackbaud *	22,491	1,698,295
BlackLine *	31,431	1,740,334
Blend Labs, Cl A *	126,209	458,139
Box, Cl A *	76,659	2,434,690
Braze, Cl A *	35,929	1,130,326
C3.ai, Cl A *	46,069	1,134,679
Calix *	32,022	1,132,938
Cerence *	23,218	70,699
CEVA *	12,661	295,444
Clear Secure, Cl A	47,768	1,756,907
Clearfield *	6,574	236,204
Clearwater Analytics Holdings, Cl A *	82,671	2,158,540
Climb Global Solutions	2,287	234,166

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cohu *	25,218	$628,433
CommScope Holding *	114,893	773,230
CommVault Systems *	23,781	3,714,354
CompoSecure, Cl A (A)	13,400	202,474
Consensus Cloud Solutions *	9,838	218,207
Core Scientific *	97,164	1,291,310
Corsair Gaming *	24,327	156,058
Couchbase *	21,181	340,379
CPI Card Group *	2,687	57,771
Credo Technology Group Holding *	70,147	2,644,542
CS Disco *	16,077	94,533
CTS	16,388	811,042
Daily Journal *	753	365,205
Daktronics *	20,231	263,610
Dave *	4,254	164,034
Diebold Nixdorf *	13,772	637,368
Digi International *	19,518	565,436
Digimarc *	8,267	256,112
Digital Turbine *	52,486	167,955
DigitalOcean Holdings *	35,759	1,415,341
Diodes *	24,842	1,452,760
Domo, Cl B *	18,589	147,783
E2open Parent Holdings *	111,474	326,619
eGain *	10,930	53,776
Enfusion, Cl A *	26,375	235,001
Envestnet *	27,610	1,733,356
ePlus *	14,303	1,272,252
EverCommerce *	11,664	122,705
Everspin Technologies *	10,630	65,693
Extreme Networks *	68,438	1,021,779
FARO Technologies *	10,139	177,838
Fastly, Cl A *	70,431	509,216
FormFactor *	42,181	1,602,034
Freshworks, Cl A *	112,653	1,318,040
GCT Semiconductor Holding * (A)	4,360	10,072
Grid Dynamics Holdings *	31,216	496,959
Hackett Group	13,826	336,248
Harmonic *	60,176	667,352
Ichor Holdings *	17,797	485,146

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
iLearningEngines Holdings * (A)	15,524	$23,286
Immersion	16,533	139,373
Impinj *	12,498	2,374,495
indie Semiconductor, Cl A *	89,509	296,275
Infinera * (A)	110,272	741,028
Information Services Group	19,644	60,307
Insight Enterprises *	15,199	2,658,609
Instructure Holdings *	12,070	284,128
Intapp *	21,264	1,066,815
InterDigital	13,783	2,073,515
IonQ * (A)	108,086	1,624,533
Iteris *	23,377	168,081
Itron *	25,021	2,796,347
Jamf Holding *	44,595	742,061
Kaltura *	53,166	67,521
Knowles *	47,409	821,124
Life360 * (A)	3,151	135,083
Lightwave Logic *	66,400	209,160
LiveRamp Holdings *	35,969	900,304
MARA Holdings, Inc. *	148,958	2,498,026
Matterport *	144,617	659,454
MaxLinear, Cl A *	43,182	560,071
MeridianLink *	14,739	323,668
Methode Electronics	18,696	163,029
MicroVision *	113,612	114,748
Mitek Systems *	25,163	216,150
N-able *	38,935	476,175
Navitas Semiconductor, Cl A *	68,823	169,993
NCR Voyix *	79,267	1,015,410
NETGEAR *	15,448	338,620
NetScout Systems *	37,684	792,495
NextNav *	41,060	477,117
nLight *	25,163	314,034
Novanta *	19,543	3,327,000
NVE	2,596	195,661
Olo, Cl A *	57,470	287,925
ON24 *	15,025	90,901
OneSpan *	20,704	345,343
Ooma *	13,534	161,867

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
OSI Systems *	8,821	$1,166,224
Ouster *	23,653	156,819
Pagaya Technologies, Cl A *	25,475	293,472
PagerDuty *	50,104	904,878
PAR Technology *	19,852	1,171,069
PC Connection	6,322	402,395
PDF Solutions *	16,990	481,157
Photronics *	33,578	765,578
Plexus *	14,806	2,133,545
Porch Group *	42,153	91,472
Power Integrations	30,839	1,863,601
Powerfleet NJ *	50,314	253,079
Progress Software	23,145	1,483,363
PROS Holdings *	24,906	493,139
Q2 Holdings *	32,059	2,714,115
Qualys *	20,228	2,411,987
QuickLogic *	7,532	55,887
Rackspace Technology *	36,038	85,951
Rambus *	59,307	2,836,061
Rapid7 *	33,731	1,363,407
Red Violet *	5,983	179,969
Rekor Systems *	38,746	40,683
ReposiTrak (A)	6,399	123,181
Ribbon Communications *	50,056	178,199
Richardson Electronics	6,693	91,962
Rigetti Computing * (A)	78,184	103,203
Rimini Street *	28,735	50,861
Roadzen * (A)	8,278	8,112
Rogers *	10,239	1,026,767
Sanmina *	29,268	2,051,687
ScanSource *	13,373	567,149
SEMrush Holdings, Cl A *	19,764	259,106
Semtech *	35,276	1,558,846
Silicon Laboratories *	17,403	1,807,476
Silvaco Group *	3,293	20,581
SiTime *	10,014	1,692,466
SkyWater Technology *	14,840	145,580
SMART Global Holdings *	28,128	423,326
SmartRent, Cl A *	106,065	179,250

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SolarWinds	29,717	$388,698
SoundHound AI, Cl A *	159,298	801,269
SoundThinking *	5,358	56,741
Sprinklr, Cl A *	68,964	512,403
Sprout Social, Cl A *	26,908	712,793
SPS Commerce *	20,274	3,345,210
Synaptics *	21,219	1,457,109
Telos *	30,730	107,862
Tenable Holdings *	64,244	2,544,705
Thoughtworks Holding *	54,728	242,992
TTM Technologies *	54,995	1,234,088
Tucows, Cl A *	4,301	79,655
Turtle Beach *	9,413	150,326
Ultra Clean Holdings *	24,105	806,312
Unisys *	36,099	249,444
Varonis Systems, Cl B *	60,063	3,025,373
Veeco Instruments *	30,283	871,545
Verint Systems *	33,283	708,928
Vertex, Cl A *	29,548	1,226,537
Viant Technology, Cl A *	8,473	98,880
Viasat *	67,400	647,040
Viavi Solutions *	119,938	1,105,828
Vishay Intertechnology	68,822	1,167,221
Vishay Precision Group *	6,615	153,534
Weave Communications *	21,369	299,593
WM Technology *	46,359	35,933
Workiva, Cl A *	27,519	2,194,915
Xerox Holdings	63,585	519,489
Xperi *	24,482	223,521
Yext *	57,294	414,809
Zeta Global Holdings, Cl A *	97,371	2,695,229
Zuora, Cl A *	76,054	752,935
		163,365,153
Materials — 4.2%
AdvanSix	13,971	396,357
Alpha Metallurgical Resources	5,964	1,242,301
American Vanguard	14,288	74,726
Arch Resources	9,561	1,403,172

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ardagh Metal Packaging	78,911	$290,392
Arq *	13,633	79,889
ASP Isotopes * (A)	25,777	180,181
Aspen Aerogels *	31,740	566,242
Avient	49,211	2,293,725
Balchem	17,587	2,942,833
Cabot	29,492	3,180,122
Carpenter Technology	25,932	3,876,834
Century Aluminum *	28,913	510,314
Clearwater Paper *	8,930	224,947
Coeur Mining *	215,273	1,386,358
Commercial Metals	63,046	3,391,875
Compass Minerals International	18,883	232,450
Constellium, Cl A *	70,547	783,072
Contango ORE *	5,606	120,585
Core Molding Technologies *	4,186	62,999
Dakota Gold *	35,889	78,597
Ecovyst *	63,602	423,589
Greif, Cl A	13,579	847,873
Greif, Cl B	2,625	175,691
Hawkins	10,539	1,126,619
Haynes International	6,902	416,605
HB Fuller	29,832	2,183,106
Hecla Mining	320,045	2,077,092
Ingevity *	19,833	828,821
Innospec	13,582	1,463,868
Intrepid Potash *	5,924	148,633
Ivanhoe Electric *	45,721	464,068
Kaiser Aluminum	8,737	648,810
Knife River *	30,956	3,012,638
Koppers Holdings	11,137	378,769
Kronos Worldwide	11,864	136,911
LSB Industries *	29,150	239,030
Materion	11,201	1,138,358
Mativ Holdings	29,459	455,142
Metallus *	23,377	329,382
Minerals Technologies	17,502	1,317,726
Myers Industries	20,140	237,249
Northern Technologies International	4,283	54,437

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
O-I Glass, Cl I *	84,396	$937,640
Oil-Dri Corp of America	2,666	180,888
Olympic Steel	5,405	193,931
Pactiv Evergreen	22,109	250,716
Perimeter Solutions *	72,910	968,245
Perpetua Resources * (A)	20,955	214,265
Piedmont Lithium * (A)	9,886	129,507
PureCycle Technologies * (A)	67,408	877,652
Quaker Chemical	7,596	1,151,402
Radius Recycling, Cl A	14,447	233,897
Ramaco Resources, Cl A	14,430	146,464
Ramaco Resources, Cl B	2,718	27,778
Ranpak Holdings, Cl A *	23,478	142,746
Rayonier Advanced Materials *	34,867	277,541
Ryerson Holding	15,319	333,801
Sensient Technologies	22,940	1,731,511
Smith-Midland *	2,512	86,413
Stepan	11,634	841,604
Summit Materials, Cl A *	65,976	3,127,922
SunCoke Energy	45,800	472,198
Sylvamo	19,167	1,629,578
Tredegar *	14,447	111,964
TriMas	22,168	595,211
Tronox Holdings, Cl A	64,713	784,322
United States Lime & Minerals	5,730	646,229
Universal Stainless & Alloy Products *	4,755	207,889
Valhi	1,310	44,605
Warrior Met Coal	28,239	1,782,728
Worthington Steel	17,783	680,022
		60,231,057
Real Estate — 6.4%
Acadia Realty Trust †	56,181	1,375,873
Alexander & Baldwin †	39,756	739,859
Alexander’s †	1,168	265,171
Alpine Income Property Trust †	6,824	119,625
American Assets Trust †	26,151	704,769
American Healthcare REIT †	44,753	1,190,430
American Realty Investors *	873	12,231

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Anywhere Real Estate *	53,526	$206,610
Apartment Investment and Management, Cl A † *	77,498	654,083
Apple Hospitality REIT †	124,202	1,834,464
Armada Hoffler Properties †	36,228	392,349
Braemar Hotels & Resorts †	35,877	102,608
Brandywine Realty Trust †	92,644	469,705
Broadstone Net Lease, Cl A †	102,773	1,807,777
BRT Apartments †	6,122	99,360
CareTrust REIT †	77,721	2,539,145
CBL & Associates Properties †	12,469	329,805
Centerspace †	8,325	579,919
Chatham Lodging Trust †	26,220	207,138
City Office REIT †	21,591	110,546
Clipper Realty †	5,575	36,683
Community Healthcare Trust †	14,713	276,016
Compass, Cl A *	206,793	1,313,136
COPT Defense Properties †	61,333	1,974,923
CTO Realty Growth †	12,080	233,748
Curbline Properties † *	51,794	1,172,098
Cushman & Wakefield *	124,753	1,690,403
DiamondRock Hospitality †	114,656	982,602
DigitalBridge Group	86,589	1,358,581
Diversified Healthcare Trust †	117,425	419,207
Douglas Emmett †	87,948	1,564,595
Easterly Government Properties, Cl A †	52,881	717,066
Elme Communities †	47,944	808,815
Empire State Realty Trust, Cl A †	73,009	773,895
Equity Commonwealth † *	57,647	1,140,834
Essential Properties Realty Trust †	95,586	3,029,120
eXp World Holdings	44,217	588,970
Farmland Partners †	24,054	281,672
Forestar Group *	10,401	328,360
Four Corners Property Trust †	49,939	1,376,319
Franklin Street Properties †	53,265	94,279
FRP Holdings *	7,323	212,367
Getty Realty †	26,958	846,212
Gladstone Commercial †	21,977	346,028
Gladstone Land †	18,435	240,208
Global Medical REIT †	33,207	301,852

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Global Net Lease †	109,410	$852,304
Hudson Pacific Properties †	74,809	323,175
Independence Realty Trust †	123,129	2,415,791
Industrial Logistics Properties Trust †	35,693	126,175
Innovative Industrial Properties, Cl A †	15,355	1,983,712
InvenTrust Properties †	37,126	1,093,361
JBG SMITH Properties †	45,484	773,228
Kennedy-Wilson Holdings	61,948	662,224
Kite Realty Group Trust †	118,301	3,036,787
LTC Properties †	23,398	893,804
LXP Industrial Trust †	158,357	1,494,890
Macerich †	118,044	2,207,423
Marcus & Millichap	12,814	484,882
Maui Land & Pineapple *	4,213	92,644
National Health Investors †	22,766	1,745,014
NET Lease Office Properties †	8,109	243,594
NETSTREIT †	42,378	656,859
Newmark Group, Cl A	72,895	1,092,696
NexPoint Diversified Real Estate Trust †	18,110	96,888
NexPoint Residential Trust †	12,386	515,877
Offerpad Solutions * (A)	5,706	17,175
One Liberty Properties †	8,656	231,115
Opendoor Technologies *	337,586	590,775
Orion Office REIT †	30,601	114,142
Outfront Media †	80,639	1,432,149
Paramount Group †	100,852	489,132
Peakstone Realty Trust † (A)	19,805	259,842
Pebblebrook Hotel Trust †	65,057	779,383
Phillips Edison †	66,843	2,527,334
Piedmont Office Realty Trust, Cl A †	67,263	668,594
Plymouth Industrial REIT †	21,901	445,028
Postal Realty Trust, Cl A †	11,772	171,283
PotlatchDeltic †	43,236	1,797,321
RE/MAX Holdings, Cl A	9,771	119,597
Redfin *	63,982	663,493
Retail Opportunity Investments †	67,548	1,046,994
RLJ Lodging Trust †	83,029	734,807
RMR Group, Cl A	8,452	203,440
Ryman Hospitality Properties †	31,954	3,420,676

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Sabra Health Care REIT †	126,082	$2,445,991
Safehold †	28,213	600,373
Saul Centers †	5,781	226,268
Service Properties Trust †	90,173	288,554
SITE Centers †	25,901	413,121
SL Green Realty †	35,623	2,693,455
St. Joe	19,630	1,014,871
Star Holdings *	7,144	91,015
Stratus Properties *	3,054	68,074
Strawberry Fields REIT †	3,252	41,170
Summit Hotel Properties †	57,371	351,111
Sunstone Hotel Investors †	110,826	1,118,234
Tanger †	58,002	1,927,406
Tejon Ranch *	11,420	181,692
Terreno Realty †	52,044	3,120,038
Transcontinental Realty Investors *	717	19,847
UMH Properties †	35,314	658,606
Uniti Group †	130,301	660,626
Universal Health Realty Income Trust †	7,013	277,434
Urban Edge Properties †	66,670	1,482,741
Veris Residential †	42,767	704,372
Whitestone REIT, Cl B †	26,622	366,851
Xenia Hotels & Resorts †	55,555	787,214
		91,892,128
Utilities — 2.6%
ALLETE	31,641	2,022,176
Altus Power, Cl A *	41,360	142,278
American States Water	20,311	1,674,845
Avista	42,656	1,598,747
Black Hills	37,377	2,212,345
Cadiz *	23,377	71,066
California Water Service Group	31,525	1,638,039
Chesapeake Utilities	12,047	1,443,110
Consolidated Water	8,195	194,713
Genie Energy, Cl B	7,111	111,785
Global Water Resources	6,317	78,899
Hawaiian Electric Industries	90,059	924,906
MGE Energy	19,854	1,796,588

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Middlesex Water	9,657	$590,912
Montauk Renewables *	35,984	198,992
New Jersey Resources	53,527	2,456,354
Northwest Natural Holding	20,663	803,584
Northwestern Energy Group	33,588	1,795,614
ONE Gas	30,690	2,187,276
Ormat Technologies	29,384	2,321,924
Otter Tail	22,539	1,769,762
PNM Resources	49,057	2,135,942
Portland General Electric	55,374	2,624,728
Pure Cycle *	11,429	120,233
RGC Resources	4,476	91,624
SJW Group	17,922	997,539
Southwest Gas Holdings	33,184	2,430,728
Spire	30,960	1,977,106
Sunnova Energy International *	59,262	359,720
Unitil	8,730	505,380
York Water	7,774	273,412
		37,550,327
TOTAL UNITED STATES		1,388,742,479
TOTAL COMMON STOCK (Cost $1,334,872,390)		1,431,681,775

SHORT-TERM INVESTMENT(D)(E) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.740% (Cost $13,766,116)	13,766,116	13,766,116

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 0.7%
RBC Capital Markets 5.260%, dated 07/31/2024, to be repurchased on 11/01/2024, repurchase price $10,207,302 (collateralized by a U.S. Treasury Obligations, par value $11,035,139, 1.250%, 12/31/2026, with a total market value of $10,414,413) (Cost $10,205,955)	$10,205,955	$10,205,955
TOTAL INVESTMENTS — 101.4% (Cost $1,358,844,461)		$1,455,653,846

Percentages are based on Net Assets of $1,434,940,108.

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
Russell 2000 Index E-MINI	30	Dec-2024	$3,324,972	$3,312,900	$(12,072)

*	Non-income producing security.
†	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $22,479,594.
(B)	Affiliated investment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2024
(E)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $23,972,071. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Russell 2000 ETF

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,431,559,584	$—	$122,191	$1,431,681,775
Short-Term Investment	13,766,116	—	—	13,766,116
Repurchase Agreement	—	10,205,955	—	10,205,955
Total Investments in Securities	$1,445,325,700	$10,205,955	$122,191	$1,455,653,846

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(12,072)	$—	$—	$(12,072)
Total Other Financial Instruments	$(12,072)	$—	$—	$(12,072)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2024:

Value 6/4/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2024	Income	Capital Gains
Centrus Energy, Cl A
$—	$378,111	$(59,636)	$468,614	$8,096	$795,185	$—	$—
Energy Fuels
—	678,713	(87,893)	13,577	2,160	606,557	—	—
Northwest Pipe
—	205,465	(38,126)	59,277	4,568	231,184	—	—
NuScale Power
—	501,881	(72,999)	375,870	20,967	825,719	—	—
Uranium Energy
—	1,473,726	(190,824)	313,814	15,836	1,612,552	—	—
Ur-Energy
—	281,622	(31,167)	(16,378)	529	234,606	—	—
Totals:
$—	$3,519,518	$(480,645)	$1,214,774	$52,156	$4,305,803	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Glossary (abbreviations which may be used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P— Standard & Poor’s

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

US0003M — 3 Month USD Swap Rate

Statements of Assets and Liabilities

October 31, 2024

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF		Global X Social Media ETF		Global X Guru® Index ETF
Assets:
Cost of Investments	$1,589,610,324		$824,953,542		$162,314,106		$40,459,716
Cost of Repurchase Agreement	70,923,713		18,243,280		1,432,398		227,347
Cost (Proceeds) of Foreign Currency	35,254,935		116,714		—		—
Investments, at Value	$1,275,511,225	*	$783,344,332	*	$119,075,483	*	$45,275,390	*
Repurchase Agreement, at Value	70,923,713		18,243,280		1,432,398		227,347
Cash	4,080,826		1,753,985		181,578		46,000
Foreign Currency, at Value	35,255,280		503,946		—		—
Receivable for Investment Securities Sold	116,812,686		155,093		8,161,313		—
Dividend, Interest, and Securities Lending Income Receivable	1,390,780		3,063,003		25,829		8,811
Reclaim Receivable	39,859		788,495		8,990		—
Unrealized Appreciation on Spot Contracts	—		5,130		—		—
Cash pledged as collateral on Futures Contracts	—		329,993		—		—
Due from Broker	50,742		56,826		5,000		—
Total Assets	1,504,065,111		808,244,083		128,890,591		45,557,548
Liabilities:
Obligation to Return Securities Lending Collateral	70,923,713		18,243,280		1,432,398		534,000
Payable for Investment Securities Purchased	154,023,129		197,993		8,288,762		—
Payable for Capital Shares Redeemed	3,095,502		32,076		—		—
Payable due to Investment Adviser	829,743		397,088		68,946		28,650
Unrealized Depreciation on Spot Contracts	27,444		—		805		—
Payable for Variation Margin on Futures Contracts	—		66,040		—		—
Custodian Fees Payable	463		249		44		—
Due to Broker	12,960		284,994		—		—
Total Liabilities	228,912,954		19,221,720		9,790,955		562,650
Net Assets	$1,275,152,157		$789,022,363		$119,099,636		$44,994,898
Net Assets Consist of:
Paid-in Capital	$2,604,068,857		$1,754,813,784		$294,029,388		$62,621,685
Total Accumulated Losses	(1,328,916,700)		(965,791,421)		(174,929,752)		(17,626,787)
Net Assets	$1,275,152,157		$789,022,363		$119,099,636		$44,994,898
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	29,364,628		35,879,412		2,840,000		930,000
Net Asset Value, Offering and Redemption Price Per Share	$43.42		$21.99		$41.94		$48.38
*Includes Market Value of Securities on Loan	$114,885,705		$16,465,130		$1,302,509		$524,922

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X SuperIncome™ Preferred ETF		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
Assets:
Cost of Investments	$154,042,348		$558,710,893		$39,516,853		$212,949,752
Cost of Affiliated Investments	—		8,389,809		—		—
Cost of Repurchase Agreement	4,816,121		254,060		1,294,739		—
Investments, at Value	$156,813,913	*	$630,974,249	*	$36,146,870	*	$218,632,035
Affiliated Investments, at Value	—		11,503,270		—		—
Repurchase Agreement, at Value	4,816,121		254,060		1,294,739		—
Cash	229,464		—		27,049		1,076,805
Foreign Currency, at Value	—		—		—		42
Dividend, Interest, and Securities Lending Income Receivable	202,509		3,188,487		183,005		701,698
Receivable for Capital Shares Sold	—		739,914		—		—
Receivable for Investment Securities Sold	—		—		19,242		—
Reclaim Receivable	—		5,320		—		194,638
Cash pledged as collateral on Futures Contracts	—		—		3,586		103,950
Due from Broker	63,218		484		—		5,750
Total Assets	162,125,225		646,665,784		37,674,491		220,714,918
Liabilities:
Obligation to Return Securities Lending Collateral	11,312,257		254,060		1,294,739		—
Payable due to Investment Adviser	63,197		247,238		20,713		108,427
Payable for Investment Securities Purchased	—		737,016		—		—
Accrued Foreign Capital Gains Tax on Appreciated Securities	—		—		74,658		—
Payable for Variation Margin on Futures Contracts	—		—		520		28,800
Due to Custodian	—		589,773		—		—
Custodian Fees Payable	296		—		60		1,197
Due to Broker	40,049		2,935		50,277		621
Total Liabilities	11,415,799		1,831,022		1,440,967		139,045
Net Assets	$150,709,426		$644,834,762		$36,233,524		$220,575,873
Net Assets Consist of:
Paid-in Capital	$257,943,211		$803,918,706		$68,016,841		$513,741,643
Total Accumulated Losses	(107,233,785)		(159,083,944)		(31,783,317)		(293,165,770)
Net Assets	$150,709,426		$644,834,762		$36,233,524		$220,575,873
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	15,720,000		34,860,000		1,469,181		10,299,193
Net Asset Value, Offering and Redemption Price Per Share	$9.59		$18.50		$24.66		$21.42
*Includes Market Value of Securities on Loan	$11,072,136		$241,016		$1,415,488		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Assets:
Cost of Investments	$61,639,162		$634,909,848	$10,794,248	$61,097,446
Cost of Repurchase Agreement	1,288,968		—	—	3,808,796
Cost (Proceeds) of Foreign Currency	345,529		—	9,972	—
Investments, at Value	$33,830,414	*	$898,426,676	$10,694,345	$56,211,387	*
Repurchase Agreement, at Value	1,288,968		—	—	3,808,796
Cash	140,671		808,804	6,580	34,513
Foreign Currency, at Value	340,647		—	9,962	—
Reclaim Receivable	111,620		3,708	94,582	—
Receivable for Investment Securities Sold	66,990		—	—	—
Dividend, Interest, and Securities Lending Income Receivable	50,457		501,412	30,217	9,920
Unrealized Appreciation on Spot Contracts	—		—	114	—
Due from Broker	17,761		6,695	—	—
Total Assets	35,847,528		899,747,295	10,835,800	60,064,616
Liabilities:
Obligation to Return Securities Lending Collateral	1,288,968		—	—	3,808,796
Payable for Investment Securities Purchased	485,228		—	—	—
Payable due to Investment Adviser	19,771		224,197	4,704	24,322
Unrealized Depreciation on Spot Contracts	1,307		—	—	—
Custodian Fees Payable	6		—	21	15
Due to Broker	70,821		4,387	—	—
Total Liabilities	1,866,101		228,584	4,725	3,833,133
Net Assets	$33,981,427		$899,518,711	$10,831,075	$56,231,483
Net Assets Consist of:
Paid-in Capital	$78,467,958		$651,239,859	$13,402,083	$102,913,823
Total Distributable Earnings (Accumulated Losses)	(44,486,531)		248,278,852	(2,571,008)	(46,682,340)
Net Assets	$33,981,427		$899,518,711	$10,831,075	$56,231,483
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,490,000		13,090,000	730,000	2,110,002
Net Asset Value, Offering and Redemption Price Per Share	$9.74		$68.72	$14.84	$26.65
*Includes Market Value of Securities on Loan	$1,177,656		$—	$—	$3,706,230

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Assets:
Cost of Investments	$12,243,011	$2,289,336	$1,472,415	$2,079,460
Cost (Proceeds) of Foreign Currency	107	—	—	—
Investments, at Value	$12,687,991	$2,705,539	$1,809,179	$2,569,359
Cash	3,914	1,901	1,736	1,528
Foreign Currency, at Value	103	—	—	—
Dividend, Interest, and Securities Lending Income Receivable	24,757	288	190	1,339
Reclaim Receivable	16,469	—	—	10
Total Assets	12,733,234	2,707,728	1,811,105	2,572,236
Liabilities:
Payable due to Investment Adviser	3,811	582	387	553
Options Written at Value (Premiums received $–, $–, $14,672 and $–, respectively)	—	—	7,200	—
Custodian Fees Payable	50	—	—	—
Due to Broker	191	—	—	—
Total Liabilities	4,052	582	7,587	553
Net Assets	$12,729,182	$2,707,146	$1,803,518	$2,571,683
Net Assets Consist of:
Paid-in Capital	$12,665,710	$2,719,642	$1,655,255	$2,133,037
Total Distributable Earnings (Accumulated Losses)	63,472	(12,496)	148,263	438,646
Net Assets	$12,729,182	$2,707,146	$1,803,518	$2,571,683
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	410,000	90,000	60,000	80,000
Net Asset Value, Offering and Redemption Price Per Share	$31.05	$30.08	$30.06	$32.15

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Russell 2000 ETF
Assets:
Cost of Investments	$1,543,705	$6,733,703	$1,345,547,477
Cost of Affiliated Investments	—	—	3,091,029
Cost of Repurchase Agreement	—	—	10,205,955
Cost (Proceeds) of Foreign Currency	—	(542)	—
Investments, at Value	$1,917,095	$5,959,018	$1,441,142,088	*
Affiliated Investments, at Value	—	—	4,305,803
Repurchase Agreement, at Value	—	—	10,205,955
Cash	1,399	5,535	2,203,460
Foreign Currency, at Value	—	538	—
Receivable for Investment Securities Sold	322,960	—	495,246
Dividend, Interest, and Securities Lending Income Receivable	1,158	3,153	467,720
Reclaim Receivable	9	462	1,529
Cash pledged as collateral on Futures Contracts	—	—	250,800
Total Assets	2,242,621	5,968,706	1,459,072,601
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	23,972,071
Payable for Capital Shares Redeemed	319,808	—	—
Payable for Investment Securities Purchased	2,952	—	—
Options Written at Value (Premiums received $3,289, $– and $–, respectively)	1,496	—	—
Payable due to Investment Adviser	480	2,993	98,822
Overdraft of Foreign Currency	—	538	—
Payable for Variation Margin on Futures Contracts	—	—	58,066
Custodian Fees Payable	—	2	162
Due to Broker	—	538	3,372
Total Liabilities	324,736	4,071	24,132,493
Net Assets	$1,917,885	$5,964,635	$1,434,940,108
Net Assets Consist of:
Paid-in Capital	$1,619,839	$8,686,248	$1,337,096,556
Total Distributable Earnings (Accumulated Losses)	298,046	(2,721,613)	97,843,552
Net Assets	$1,917,885	$5,964,635	$1,434,940,108
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	60,000	370,000	16,730,000
Net Asset Value, Offering and Redemption Price Per Share	$31.96	$16.12	$85.77
*Includes Market Value of Securities on Loan	$—	$—	$22,479,594

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year Ended October 31, 2024

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Investment Income:
Dividend Income	$19,812,365	$76,559,294	$783,927	$419,696
Interest Income	220,811	125,774	9,087	4,067
Security Lending Income	5,611,344	1,294,124	313,618	73,949
Less: Foreign Taxes Withheld	(603,498)	(2,596,122)	(17,981)	(1,578)
Total Investment Income	25,041,022	75,383,070	1,088,651	496,134
Expenses:
Supervision and Administration Fees(1)	11,769,196	4,460,562	937,335	332,193
Custodian Fees(2)	69,921	4,782	2,051	372
Total Expenses	11,839,117	4,465,344	939,386	332,565
Waiver of Supervision and Administration Fees	—	(4,999)	—	—
Net Expenses	11,839,117	4,460,345	939,386	332,565
Net Investment Income	13,201,905	70,922,725	149,265	163,569
Net Realized Gain (Loss) on:
Investments(3)	(193,065,272)	(22,104,376)	(11,450,131)	8,196,765
Futures Contracts	—	110,327	—	—
Foreign Currency Transactions	(397,569)	(1,020,906)	(14,723)	—
Net Realized Gain (Loss)	(193,462,841)	(23,014,955)	(11,464,854)	8,196,765
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	39,473,675	91,770,552	39,130,427	7,367,835
Futures Contracts	—	(77,629)	—	—
Foreign Currency Translations	62,979	394,692	(1,193)	—
Net Change in Unrealized Appreciation (Depreciation)	39,536,654	92,087,615	39,129,234	7,367,835
Net Realized and Unrealized Gain (Loss)	(153,926,187)	69,072,660	27,664,380	15,564,600
Net Increase (Decrease) in Net Assets Resulting from Operations	$(140,724,282)	$139,995,385	$27,813,645	$15,728,169

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year Ended October 31, 2024

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Investment Income:
Dividend Income	$10,040,855	$29,091,505	$3,585,506	$14,931,030
Interest Income	19,756	42,376	6,317	19,845
Security Lending Income	107,555	23,523	3,488	—
Less: Foreign Taxes Withheld	—	—	(406,754)	(443,946)
Total Investment Income	10,168,166	29,157,404	3,188,557	14,506,929
Expenses:
Supervision and Administration Fees(1)	761,481	2,774,047	281,894	1,298,852
Custodian Fees(2)	2,208	21,105	3,404	9,176
Total Expenses	763,689	2,795,152	285,298	1,308,028
Net Investment Income	9,404,477	26,362,252	2,903,259	13,198,901
Net Realized Gain (Loss) on:
Investments(3)	1,863,914	(15,060,834)	2,697,298	(42,672,389)
Affiliated Investments	—	667,396	—	—
Futures Contracts	—	—	(19,162)	196,399
Foreign Currency Transactions	—	(490)	(341,832)	(95,649)
Foreign Capital Gains Tax	—	—	(139,748)	—
Net Realized Gain (Loss)	1,863,914	(14,393,928)	2,196,556	(42,571,639)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	23,040,899	129,537,971	2,144,756	78,509,389
Affiliated Investments	—	1,162,602	—	—
Futures Contracts	—	—	(3,092)	(53,446)
Foreign Capital Gains Tax on
Appreciated Securities	—	—	(43,793)	—
Foreign Currency Translations	—	—	3,960	75,523
Net Change in Unrealized Appreciation (Depreciation)	23,040,899	130,700,573	2,101,831	78,531,466
Net Realized and Unrealized Gain (Loss)	24,904,813	116,306,645	4,298,387	35,959,827
Net Increase in Net Assets Resulting from Operations	$34,309,290	$142,668,897	$7,201,646	$49,158,728

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year Ended October 31, 2024

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Investment Income:
Dividend Income	$851,830	$11,653,384	$769,330	$478,328
Interest Income	2,315	39,234	603	3,180
Security Lending Income	13,298	—	—	34,964
Less: Foreign Taxes Withheld	(113,262)	(3,282)	(74,720)	(4,474)
Total Investment Income	754,181	11,689,336	695,213	511,998
Expenses:
Supervision and Administration Fees(1)	264,343	2,416,278	58,525	336,869
Custodian Fees(2)	888	811	386	125
Total Expenses	265,231	2,417,089	58,911	336,994
Net Investment Income	488,950	9,272,247	636,302	175,004
Net Realized Gain (Loss) on:
Investments(3)	(8,604,638)	44,965,062	495,422	(7,254,308)
Foreign Currency Transactions	(17,843)	—	23	1,133
Net Realized Gain (Loss)	(8,622,481)	44,965,062	495,445	(7,253,175)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,463,479	192,334,216	990,125	37,703,762
Foreign Currency Translations	(2,956)	—	2,957	—
Net Change in Unrealized Appreciation (Depreciation)	11,460,523	192,334,216	993,082	37,703,762
Net Realized and Unrealized Gain (Loss)	2,838,042	237,299,278	1,488,527	30,450,587
Net Increase in Net Assets Resulting from Operations	$3,326,992	$246,571,525	$2,124,829	$30,625,591

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year Ended October 31, 2024

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Investment Income:
Dividend Income	$441,314	$19,294	$18,900	$39,546
Interest Income	1,004	115	140	146
Less: Foreign Taxes Withheld	(48,140)	(42)	(39)	(10)
Total Investment Income	394,178	19,367	19,001	39,682
Expenses:
Supervision and Administration Fees(1)	49,416	5,635	5,223	6,893
Custodian Fees(2)	264	—	28	—
Total Expenses	49,680	5,635	5,251	6,893
Net Investment Income	344,498	13,732	13,750	32,789
Net Realized Gain (Loss) on:
Investments(3)	1,812,814	31,347	110,065	185,160
Purchased Options	—	(69,819)	20,521	(51,871)
Written Options	—	—	(121,089)	—
Foreign Currency Transactions	(403)	—	—	—
Net Realized Gain (Loss)	1,812,411	(38,472)	9,497	133,289
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,187,674	566,034	545,097	652,578
Purchased Options	—	(12,582)	(34,552)	(10,832)
Written Options	—	—	(4,958)	—
Foreign Currency Translations	(222)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	1,187,452	553,452	505,587	641,746
Net Realized and Unrealized Gain (Loss)	2,999,863	514,980	515,084	775,035
Net Increase in Net Assets Resulting from Operations	$3,344,361	$528,712	$528,834	$807,824

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the Year/Period Ended October 31, 2024

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Russell 2000 ETF (1)
Investment Income:
Dividend Income	$33,260	$95,297	$7,369,403
Interest Income	121	796	3,785
Security Lending Income	—	—	352,922
Less: Foreign Taxes Withheld	(9)	(8,462)	(12,292)
Total Investment Income	33,372	87,631	7,713,818
Expenses:
Supervision and Administration Fees(2)	5,874	36,415	427,607
Custodian Fees(3)	5	87	1,659
Total Expenses	5,879	36,502	429,266
Net Investment Income	27,493	51,129	7,284,552
Net Realized Gain (Loss) on:
Investments(4)	164,489	(871,328)	27,701,396
Affiliated Investments	—	—	52,156
Purchased Options	(86,950)	—	—
Written Options	11,977	—	—
Futures Contracts	—	—	(26,200)
Foreign Currency Transactions	—	(1,103)	—
Net Realized Gain (Loss)	89,516	(872,431)	27,727,352
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	549,662	1,720,851	95,594,611
Affiliated Investments	—	—	1,214,774
Purchased Options	(33,618)	—	—
Written Options	(602)	—	—
Futures Contracts	—	—	(12,072)
Foreign Currency Translations	—	(132)	—
Net Change in Unrealized Appreciation (Depreciation)	515,442	1,720,719	96,797,313
Net Realized and Unrealized Gain (Loss)	604,958	848,288	124,524,665
Net Increase in Net Assets Resulting from Operations	$632,451	$899,417	$131,809,217

(1)	The Fund commenced operations on June 4, 2024.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023†
Operations:
Net Investment Income	$13,201,905	$30,111,235	$70,922,725	$68,823,124
Net Realized Gain (Loss)	(193,462,841)	(290,890,467)	(23,014,955)	(178,018,530)
Net Change in Unrealized Appreciation (Depreciation)	39,536,654	(678,297,668)	92,087,615	101,559,825
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,724,282)	(939,076,900)	139,995,385	(7,635,581)
Distributions:	(22,783,171)	(38,976,032)	(82,970,679)	(71,554,165)
Return of Capital:	—	—	—	(17,865,200)
Capital Share Transactions:
Issued	116,187,325	18,655,425	50,972,077	134,701,260
Redeemed	(773,318,360)	(844,321,195)	(18,085,050)	(14,814,220)
Increase (Decrease) in Net Assets from Capital Share Transactions	(657,131,035)	(825,665,770)	32,887,027	119,887,040
Total Increase (Decrease) in Net Assets	(820,638,488)	(1,803,718,702)	89,911,733	22,832,094
Net Assets:
Beginning of Year	2,095,790,645	3,899,509,347	699,110,630	676,278,536
End of Year	$1,275,152,157	$2,095,790,645	$789,022,363	$699,110,630
Share Transactions:
Issued	2,480,000	270,000	2,340,000	5,620,000
Redeemed	(17,400,000)	(14,070,000)	(800,000)	(613,921)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(14,920,000)	(13,800,000)	1,540,000	5,006,079

† Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Guru® Index ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$149,265	$726,536	$163,569	$163,577
Net Realized Gain (Loss)	(11,464,854)	(23,504,299)	8,196,765	(2,729,202)
Net Change in Unrealized Appreciation (Depreciation)	39,129,234	64,247,712	7,367,835	3,924,121
Net Increase in Net Assets Resulting from Operations	27,813,645	41,469,949	15,728,169	1,358,496
Distributions:	(378,226)	(696,865)	(217,907)	(140,340)
Return of Capital:	(173,861)	—	—	(13,339)
Capital Share Transactions:
Issued	16,870,837	50,133,051	29,444,581	—
Redeemed	(65,429,755)	(53,754,585)	(41,717,193)	(5,982,656)
Decrease in Net Assets from Capital Share Transactions	(48,558,918)	(3,621,534)	(12,272,612)	(5,982,656)
Total Increase (Decrease) in Net Assets	(21,297,360)	37,151,550	3,237,650	(4,777,839)
Net Assets:
Beginning of Year	140,396,996	103,245,446	41,757,248	46,535,087
End of Year	$119,099,636	$140,396,996	$44,994,898	$41,757,248
Share Transactions:
Issued	410,000	1,400,000	720,000	—
Redeemed	(1,610,000)	(1,510,000)	(1,010,000)	(170,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,200,000)	(110,000)	(290,000)	(170,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF		Global X SuperDividend® U.S. ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$9,404,477	$12,482,160	$26,362,252	$24,850,832
Net Realized Gain (Loss)	1,863,914	(35,344,694)	(14,393,928)	(40,314,161)
Net Change in Unrealized Appreciation (Depreciation)	23,040,899	4,801,453	130,700,573	(69,852,699)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,309,290	(18,061,081)	142,668,897	(85,316,028)
Distributions:	(9,677,017)	(12,843,440)	(38,896,520)	(32,670,182)
Return of Capital:	—	—	—	(12,029,058)
Capital Share Transactions:
Issued	51,586,318	28,847,405	52,943,209	151,410,242
Redeemed	(82,999,264)	(35,612,035)	(102,780,324)	(114,359,782)
Increase (Decrease) in Net Assets from Capital Share Transactions	(31,412,946)	(6,764,630)	(49,837,115)	37,050,460
Total Increase (Decrease) in Net Assets	(6,780,673)	(37,669,151)	53,935,262	(92,964,808)
Net Assets:
Beginning of Year	157,490,099	195,159,250	590,899,500	683,864,308
End of Year	$150,709,426	$157,490,099	$644,834,762	$590,899,500
Share Transactions:
Issued	5,240,000	2,990,000	2,990,000	8,650,000
Redeemed	(8,710,000)	(3,980,000)	(5,950,000)	(6,490,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,470,000)	(990,000)	(2,960,000)	2,160,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023†	Year Ended October 31, 2024	Year Ended October 31, 2023†
Operations:
Net Investment Income	$2,903,259	$3,538,333	$13,198,901	$15,816,112
Net Realized Gain (Loss)	2,196,556	(7,396,703)	(42,571,639)	(30,591,783)
Net Change in Unrealized Appreciation (Depreciation)	2,101,831	9,203,211	78,531,466	769,596
Net Increase (Decrease) in Net Assets Resulting from Operations	7,201,646	5,344,841	49,158,728	(14,006,075)
Distributions:	(3,099,999)	(3,319,170)	(14,475,897)	(13,547,728)
Return of Capital:	—	—	(3,572,605)	(6,960,250)
Capital Share Transactions:
Issued	285,437	2,345,719	9,329,225	15,653,093
Redeemed	(9,727,461)	(1,965,623)	(37,516,690)	(50,140,564)
Increase (Decrease) in Net Assets from Capital Share Transactions	(9,442,024)	380,096	(28,187,465)	(34,487,471)
Total Increase (Decrease) in Net Assets	(5,340,377)	2,405,767	2,922,761	(69,001,524)
Net Assets:
Beginning of Year	41,573,901	39,168,134	217,653,112	286,654,636
End of Year	$36,233,524	$41,573,901	$220,575,873	$217,653,112
Share Transactions:
Issued	10,000	96,667	460,000	740,000
Redeemed	(390,000)	(80,819)	(1,820,000)	(2,324,140)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(380,000)	15,848	(1,360,000)	(1,584,140)

†  Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$488,950	$845,464	$9,272,247	$8,138,111
Net Realized Gain (Loss)	(8,622,481)	(9,862,211)	44,965,062	11,684,291
Net Change in Unrealized Appreciation (Depreciation)	11,460,523	(10,198,855)	192,334,216	30,978,489
Net Increase (Decrease) in Net Assets Resulting from Operations	3,326,992	(19,215,602)	246,571,525	50,800,891
Distributions:	(604,064)	(839,231)	(8,941,586)	(7,699,184)
Capital Share Transactions:
Issued	—	2,633,738	101,654,644	119,238,821
Redeemed	(12,538,188)	(29,751,744)	(111,563,065)	(39,830,981)
Increase (Decrease) in Net Assets from Capital Share Transactions	(12,538,188)	(27,118,006)	(9,908,421)	79,407,840
Total Increase (Decrease) in Net Assets	(9,815,260)	(47,172,839)	227,721,518	122,509,547
Net Assets:
Beginning of Year	43,796,687	90,969,526	671,797,193	549,287,646
End of Year	$33,981,427	$43,796,687	$899,518,711	$671,797,193
Share Transactions:
Issued	—	200,000	1,590,000	2,350,000
Redeemed	(1,220,000)	(2,460,000)	(1,700,000)	(790,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,220,000)	(2,260,000)	(110,000)	1,560,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X E-commerce ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income (Loss)	$636,302	$638,408	$175,004	$(11,415)
Net Realized Gain (Loss)	495,445	(834,267)	(7,253,175)	(17,240,809)
Net Change in Unrealized Appreciation (Depreciation)	993,082	1,357,260	37,703,762	20,074,893
Net Increase in Net Assets Resulting from Operations	2,124,829	1,161,401	30,625,591	2,822,669
Distributions:	(677,906)	(736,065)	(154,261)	—
Return of Capital:	—	—	—	(42,666)
Capital Share Transactions:
Issued	4,727,233	3,052,141	2,421,200	33,960,916
Redeemed	(5,425,057)	(1,779,069)	(38,729,592)	(16,912,892)
Increase (Decrease) in Net Assets from Capital Share Transactions	(697,824)	1,273,072	(36,308,392)	17,048,024
Total Increase (Decrease) in Net Assets	749,099	1,698,408	(5,837,062)	19,828,027
Net Assets:
Beginning of Year	10,081,976	8,383,568	62,068,545	42,240,518
End of Year	$10,831,075	$10,081,976	$56,231,483	$62,068,545
Share Transactions:
Issued	320,000	220,000	100,000	1,830,000
Redeemed	(380,000)	(130,000)	(1,650,000)	(960,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(60,000)	90,000	(1,550,000)	870,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P Catholic Values Developed ex-U.S. ETF		Global X NASDAQ 100® Tail Risk ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$344,498	$343,263	$13,732	$5,298
Net Realized Gain (Loss)	1,812,411	(309,284)	(38,472)	(265,723)
Net Change in Unrealized Appreciation (Depreciation)	1,187,452	257,408	553,452	517,504
Net Increase in Net Assets Resulting from Operations	3,344,361	291,387	528,712	257,079
Distributions:	(400,397)	(253,178)	(10,896)	(4,771)
Capital Share Transactions:
Issued	4,720,088	8,854,084	1,328,808	—
Redeemed	(9,419,485)	—	(501,847)	(797,923)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,699,397)	8,854,084	826,961	(797,923)
Total Increase (Decrease) in Net Assets	(1,755,433)	8,892,293	1,344,777	(545,615)
Net Assets:
Beginning of Year	14,484,615	5,592,322	1,362,369	1,907,984
End of Year	$12,729,182	$14,484,615	$2,707,146	$1,362,369
Share Transactions:
Issued	150,000	320,000	50,000	—
Redeemed	(300,000)	—	(20,000)	(40,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	320,000	30,000	(40,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Collar 95-110 ETF		Global X S&P 500® Tail Risk ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$13,750	$9,816	$32,789	$32,283
Net Realized Gain (Loss)	9,497	(679,364)	133,289	(119,231)
Net Change in Unrealized Appreciation (Depreciation)	505,587	881,750	641,746	292,159
Net Increase in Net Assets Resulting from Operations	528,834	212,202	807,824	205,211
Distributions:	(13,700)	(8,877)	(32,910)	(32,745)
Capital Share Transactions:
Issued	—	—	295,892	—
Redeemed	(823,650)	(1,171,831)	(922,471)	(766,526)
Decrease in Net Assets from Capital Share Transactions	(823,650)	(1,171,831)	(626,579)	(766,526)
Total Increase (Decrease) in Net Assets	(308,516)	(968,506)	148,335	(594,060)
Net Assets:
Beginning of Year	2,112,034	3,080,540	2,423,348	3,017,408
End of Year	$1,803,518	$2,112,034	$2,571,683	$2,423,348
Share Transactions:
Issued	—	—	10,000	—
Redeemed	(30,000)	(50,000)	(30,000)	(30,000)
Net Decrease in Shares Outstanding from Share Transactions	(30,000)	(50,000)	(20,000)	(30,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Collar 95-110 ETF		Global X Disruptive Materials ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$27,493	$36,472	$51,129	$101,617
Net Realized Gain (Loss)	89,516	(287,823)	(872,431)	(861,308)
Net Change in Unrealized Appreciation (Depreciation)	515,442	370,100	1,720,719	(1,250,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	632,451	118,749	899,417	(2,010,169)
Distributions:	(28,907)	(40,011)	(77,577)	(77,885)
Capital Share Transactions:
Issued	—	—	564,782	6,774,401
Redeemed	(906,822)	(1,772,256)	(3,105,834)	(435,664)
Increase (Decrease) in Net Assets from Capital Share Transactions	(906,822)	(1,772,256)	(2,541,052)	6,338,737
Total Increase (Decrease) in Net Assets	(303,278)	(1,693,518)	(1,719,212)	4,250,683
Net Assets:
Beginning of Year	2,221,163	3,914,681	7,683,847	3,433,164
End of Year	$1,917,885	$2,221,163	$5,964,635	$7,683,847
Share Transactions:
Issued	—	—	40,000	370,000
Redeemed	(30,000)	(70,000)	(210,000)	(20,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	(70,000)	(170,000)	350,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Global X Russell 2000 ETF
Period Ended October 31, 2024(1)
Operations:
Net Investment Income	$7,284,552
Net Realized Gain (Loss)	27,727,352
Net Change in Unrealized Appreciation (Depreciation)	96,797,313
Net Increase in Net Assets Resulting from Operations	131,809,217
Distributions:	(5,855,188)
Capital Share Transactions:
Issued	1,614,350,981
Redeemed	(305,364,902)
Increase in Net Assets from Capital Share Transactions	1,308,986,079
Total Increase in Net Assets	1,434,940,108
Net Assets:
Beginning of Period	—
End of Period	$1,434,940,108
Share Transactions:
Issued	20,380,000
Redeemed	(3,650,000)

Net Increase in Shares Outstanding from Share Transactions	16,730,000

(1)	The Fund commenced operations on June 4, 2024.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Lithium & Battery Tech ETF
2024	47.33	0.37	(3.67)	(3.30)	(0.61)	—	—
2023	67.13	0.58	(19.66)	(19.08)	(0.72)	—	—
2022	91.07	0.26	(23.99)	(23.73)	(0.21)	—	—
2021	42.86	0.12	48.21	48.33	(0.12)	—	—
2020	25.04	0.40	17.86	18.26	(0.44)	—	—
Global X SuperDividend® ETF
2024	20.36	2.03	1.98	4.01	(2.38)	—	—
2023(1)	23.05	2.11	(2.02)	0.09	(2.22)	—	(0.56)
2022(1)	39.03	2.31	(14.68)	(12.37)	(2.65)	—	(0.96)
2021(1)	31.83	2.82	7.38	10.20	(3.00)	—	—
2020(1)	51.75	2.58	(19.02)	(16.44)	(3.12)	—	(0.36)
Global X Social Media ETF
2024	34.75	0.04	7.31	7.35	(0.11)	—	(0.05)
2023	24.88	0.19	9.87	10.06	(0.19)	—	—
2022	61.26	0.03	(36.29)	(36.26)	—	—	(0.12)
2021	51.95	(0.31)	9.62	9.31	—	—	—
2020	31.92	(0.11)	20.14	20.03	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.61)	43.42	(7.04)	1,275,152	0.75	0.84	22.87
(0.72)	47.33	(28.63)	2,095,791	0.75	0.92	19.76
(0.21)	67.13	(26.10)	3,899,509	0.75	0.33	38.73
(0.12)	91.07	112.89	5,375,399	0.75	0.17	39.09
(0.44)	42.86	73.82	868,894	0.75	1.30	65.14

(2.38)	21.99	20.42	789,022	0.58	9.23	92.54
(2.78)	20.36	(0.31)	699,111	0.58	9.18	91.59
(3.61)	23.05	(33.80)	676,279	0.61	7.39	91.10
(3.00)	39.03	32.21	930,431	0.58	6.98	82.37
(3.48)	31.83	(32.80)	626,871	0.59	6.62	124.55

(0.16)	41.94	21.15	119,100	0.65	0.10	16.85
(0.19)	34.75	40.40	140,397	0.65	0.53	29.09
(0.12)	24.88	(59.24)	103,245	0.65	0.06	21.59
—	61.26	17.94	401,893	0.65	(0.48)	30.89
—	51.95	62.75	225,999	0.65	(0.28)	19.23

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Guru® Index ETF
2024	34.23	0.16	14.18	14.34	(0.19)	—	—
2023	33.48	0.12	0.75	0.87	(0.11)	—	(0.01)
2022	50.24	0.01	(16.72)	(16.71)	(0.01)	—	(0.04)
2021	37.31	0.69	13.14	13.83	(0.90)	—	—
2020	34.02	0.33	3.32	3.65	(0.34)	—	(0.02)
Global X SuperIncome™ Preferred ETF
2024	8.21	0.55	1.39	1.94	(0.56)	—	—
2023	9.67	0.60	(1.44)	(0.84)	(0.62)	—	—
2022	11.94	0.54	(2.13)	(1.59)	(0.65)	—	(0.03)
2021	11.12	0.61	0.89	1.50	(0.68)	—	—
2020	11.73	0.60	(0.53)	0.07	(0.65)	—	(0.03)
Global X SuperDividend® U.S. ETF
2024	15.62	0.74	3.23	3.97	(1.09)	—	—
2023	19.18	0.69	(3.02)	(2.33)	(0.90)	—	(0.33)
2022	20.13	0.67	(0.41)	0.26	(0.81)	—	(0.40)
2021	14.99	0.65	5.59	6.24	(0.99)	—	(0.11)
2020	23.34	0.62	(7.45)	(6.83)	(1.14)	—	(0.38)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.19)	48.38	41.98	44,995	0.75	0.37	100.83
(0.12)	34.23	2.58	41,757	0.75	0.35	100.70
(0.05)	33.48	(33.28)	46,535	0.75	0.02	111.39
(0.90)	50.24	37.43	75,856	0.75	1.47	121.91
(0.36)	37.31	10.84	55,961	0.75	0.96	124.90

(0.56)	9.59	24.16	150,709	0.48	5.93	63.31
(0.62)	8.21	(9.26)	157,490	0.53	6.47	109.60
(0.68)	9.67	(13.81)	195,159	0.58	5.04	39.39
(0.68)	11.94	13.71	234,953	0.58	5.13	98.47
(0.68)	11.12	0.81	184,015	0.58	5.47	67.65

(1.09)	18.50	26.21	644,835	0.45	4.28	53.21
(1.23)	15.62	(12.60)	590,900	0.45	3.91	63.24
(1.21)	19.18	1.16	683,864	0.45	3.34	38.51
(1.10)	20.13	42.53	669,734	0.45	3.41	60.53
(1.52)	14.99	(30.12)	412,110	0.45	3.50	93.44

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI SuperDividend® Emerging Markets ETF
2024	22.48	1.70	2.28	3.98	(1.80)	—	—
2023(1)	21.36	1.95	1.00	2.95	(1.83)	—	—
2022(1)	33.78	1.67	(11.44)	(9.77)	(2.19)	—	(0.46)
2021(1)	28.59	3.06	4.35	7.41	(2.22)	—	—
2020(1)	38.85	1.65	(9.51)	(7.86)	(1.98)	—	(0.42)
Global X SuperDividend® REIT ETF
2024	18.67	1.22	3.20	4.42	(1.34)	—	(0.33)
2023(1)	21.65	1.28	(2.60)	(1.32)	(1.10)	—	(0.56)
2022(1)	29.46	1.13	(7.14)	(6.01)	(1.10)	—	(0.70)
2021(1)	22.68	1.14	7.50	8.64	(1.23)	—	(0.63)
2020(1)	45.99	1.68	(22.23)	(20.55)	(2.58)	—	(0.18)
Global X Renewable Energy Producers ETF
2024	9.30	0.12	0.47	0.59	(0.15)	—	—
2023	13.05	0.15	(3.76)	(3.61)	(0.14)	—	—
2022	16.82	0.15	(3.76)	(3.61)	(0.16)	—	—
2021	14.87	0.23	2.05	2.28	(0.30)	(0.03)	—
2020	13.79	0.41	1.13	1.54	(0.46)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(1.80)	24.66	17.80	36,234	0.66	6.70	88.93
(1.83)	22.48	13.77	41,574	0.68	8.22	87.06
(2.65)	21.36	(30.80)	39,168	0.67	5.88	101.78
(2.22)	33.78	25.83	62,696	0.72	8.59	102.27
(2.40)	28.59	(21.01)	20,007	0.67	5.04	93.04

(1.67)	21.42	24.41	220,576	0.58	5.90	84.50
(1.66)	18.67	(6.97)	217,653	0.59	5.90	92.84
(1.80)	21.65	(21.21)	286,655	0.59	4.36	82.67
(1.86)	29.46	38.84	467,934	0.58	3.99	59.44
(2.76)	22.68	(45.94)	311,625	0.58	5.74	106.23

(0.15)	9.74	6.18	33,981	0.65	1.20	16.51
(0.14)	9.30	(27.93)	43,797	0.65	1.18	12.68
(0.16)	13.05	(21.57)	90,970	0.66	1.01	18.33
(0.33)	16.82	15.37	146,976	0.65	1.39	55.97
(0.46)	14.87	11.39	66,192	0.65	2.89	29.27

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Catholic Values ETF
2024	50.89	0.70	17.80	18.50	(0.67)	—	—
2023	47.19	0.65	3.68	4.33	(0.63)	—	—
2022	57.22	0.61	(9.99)	(9.38)	(0.57)	(0.08)	—
2021	40.32	0.56	16.89	17.45	(0.55)	—	—
2020	37.23	0.58	3.08	3.66	(0.55)	(0.02)	—
Global X MSCI SuperDividend® EAFE ETF
2024	12.76	0.87	2.13	3.00	(0.92)	—	—
2023	11.98	0.78	0.92	1.70	(0.92)	—	—
2022	15.62	1.00	(3.70)	(2.70)	(0.94)	—	—
2021	11.44	0.79	4.10	4.89	(0.71)	—	—
2020	16.11	0.56	(4.53)	(3.97)	(0.55)	—	(0.15)
Global X E-commerce ETF
2024	16.96	0.06	9.69	9.75	(0.06)	—	—
2023	15.14	—	1.84	1.84	—	—	(0.02)
2022	31.19	0.08	(15.97)	(15.89)	(0.05)	(0.10)	(0.01)
2021	26.79	(0.04)	4.70	4.66	(0.13)	(0.13)	—
2020	17.58	0.19	9.05	9.24	(0.03)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.67)	68.72	36.53	899,519	0.29	1.11	8.42
(0.63)	50.89	9.22	671,797	0.29	1.28	6.70
(0.65)	47.19	(16.53)	549,288	0.29	1.17	6.79
(0.55)	57.22	43.54	593,985	0.29	1.09	8.29
(0.57)	40.32	9.89	379,053	0.29	1.51	5.55

(0.92)	14.84	23.95	10,831	0.55	5.98	64.02
(0.92)	12.76	14.08	10,082	0.56	5.76	37.00
(0.94)	11.98	(18.12)	8,384	0.57	6.89	34.00
(0.71)	15.62	43.05	14,058	0.55	5.12	88.53
(0.70)	11.44	(25.24)	7,436	0.56	4.07	59.28

(0.06)	26.65	57.51	56,231	0.50	0.26	31.04
(0.02)	16.96	12.13	62,069	0.50	(0.02)	26.67
(0.16)	15.14	(51.19)	42,241	0.50	0.34	25.82
(0.26)	31.19	17.39	197,751	0.50	(0.11)	14.64
(0.03)	26.79	52.67	91,083	0.50	0.75	42.01

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P Catholic Values Developed ex-U.S. ETF
2024	25.87	0.74	5.44	6.18	(1.00)	—	—
2023	23.30	0.77	2.39	3.16	(0.59)	—	—
2022	32.80	0.77	(9.11)	(8.34)	(0.79)	(0.37)	—
2021	24.98	0.70	7.71	8.41	(0.59)	—	—
2020(1)	25.05	0.19	(0.26)	(0.07)	—	—	—
Global X NASDAQ 100® Tail Risk ETF
2024	22.71	0.17	7.37	7.54	(0.17)	—	—
2023	19.08	0.07	3.63	3.70	(0.07)	—	—
2022	25.59	0.04	(6.03)	(5.99)	(0.03)	(0.49)	—
2021(2)	25.13	(0.01)	0.47	0.46	—	—	—
Global X NASDAQ 100® Collar 95-110 ETF
2024	23.47	0.18	6.59	6.77	(0.18)	—	—
2023	22.00	0.08	1.46	1.54	(0.07)	—	—
2022	25.78	0.04	(3.38)	(3.34)	(0.02)	(0.42)	—
2021(2)	25.27	(0.01)	0.52	0.51	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 22, 2020.
(2)	The Fund commenced operations on August 25, 2021.
(3)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.00)	31.05	24.02	12,729	0.35		2.44		12.13
(0.59)	25.87	13.45	14,485	0.35		2.80		13.64
(1.16)	23.30	(26.11)	5,592	0.35		2.83		12.83
(0.59)	32.80	33.79	4,264	0.35		2.22		17.17
—	24.98	(0.28)	2,498	0.35	†	2.02	†	4.04

(0.17)	30.08	33.26	2,707	0.25		0.61		5.84
(0.07)	22.71	19.42	1,362	0.53		0.35		19.43
(0.52)	19.08	(23.90)	1,908	0.61		0.19		13.88
—	25.59	1.83	3,326	0.60	†	(0.12	)†	1.71

(0.18)	30.06	28.90	1,804	0.25		0.66		9.99
(0.07)	23.47	7.01	2,112	0.55		0.35		18.56
(0.44)	22.00	(13.19)	3,081	0.62	(3)	0.18		9.89
—	25.78	2.06	2,836	0.60	†	(0.11	)†	2.11

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Tail Risk ETF
2024	24.23	0.35	7.93	8.28	(0.36)	—	—
2023	23.21	0.27	1.00	1.27	(0.25)	—	—
2022	27.72	0.23	(4.00)	(3.77)	(0.16)	(0.58)	—
2021(1)	27.33	0.03	0.36	0.39	—	—	—
Global X S&P 500® Collar 95-110 ETF
2024	24.68	0.34	7.30	7.64	(0.36)	—	—
2023	24.47	0.28	0.26	0.54	(0.33)	—	—
2022	27.57	0.23	(2.77)	(2.54)	(0.16)	(0.40)	—
2021(1)	27.28	0.03	0.26	0.29	—	—	—
Global X Disruptive Materials ETF
2024	14.23	0.12	1.95	2.07	(0.18)	—	—
2023	18.07	0.34	(3.88)	(3.54)	(0.30)	—	—
2022(3)	23.75	0.45	(5.88)	(5.43)	(0.25)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
(3)	The Fund commenced operations on January 24, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.36)	32.15	34.36	2,572	0.25		1.19		3.45
(0.25)	24.23	5.51	2,423	0.54		1.10		2.71
(0.74)	23.21	(13.98)	3,017	0.61		0.92		7.40
—	27.72	1.43	3,604	0.60	†	0.58	†	6.21

(0.36)	31.96	31.11	1,918	0.25		1.17		3.46
(0.33)	24.68	2.20	2,221	0.55		1.11		3.09
(0.56)	24.47	(9.40)	3,915	0.64	(2)	0.90		8.96
—	27.57	1.06	3,308	0.60	†	0.58	†	6.44

(0.18)	16.12	14.61	5,965	0.59		0.83		22.42
(0.30)	14.23	(19.96)	7,684	0.59		1.84		36.55
(0.25)	18.07	(22.98)	3,433	0.60	†	2.72	†	25.34

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Russell 2000 ETF
2024(1)	79.35	0.47	6.30	6.77	(0.35)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 4, 2024.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.35)	85.77	8.53	1,434,940	0.08	†	1.36	†	7.75

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2024

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2024, the Trust had one hundred portfolios, ninety-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Lithium and Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X MSCI SuperDividend® EAFE ETF, Global X E-commerce ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Collar 95-110 ETF, Global X Disruptive Materials ETF and Global X Russell 2000 ETF, (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X S&P 500® Tail Risk ETF and Global X S&P 500® Collar 95-110 ETF) has elected non-diversified status under the 1940 Act.

The Global X Russell 2000 ETF commenced operations on June 4, 2024.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS – To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of October 31, 2024, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Lithium & Battery Tech ETF	10,000	$600	$600
Global X SuperDividend® ETF	10,000	900	900
Global X Social Media ETF	10,000	250	250
Global X Guru® Index ETF	10,000	250	250
Global X SuperIncome™ Preferred ETF	10,000	250	250
Global X SuperDividend® U.S. ETF	10,000	150	150
Global X MSCI SuperDividend® Emerging Markets ETF	10,000	900	900
Global X SuperDividend® REIT ETF	10,000	250	250
Global X Renewable Energy Producers ETF	10,000	400	400
Global X S&P 500® Catholic Values ETF	10,000	1,400	1,400
Global X MSCI SuperDividend® EAFE ETF	10,000	300	300
Global X E-commerce ETF	10,000	250	250
Global X S&P Catholic Values Developed ex-U.S. ETF	10,000	2,700	2,700
Global X NASDAQ 100® Tail Risk ETF	10,000	250	250
Global X NASDAQ 100® Collar 95-110 ETF	10,000	300	300
Global X S&P 500® Tail Risk ETF	10,000	800	800
Global X S&P 500® Collar 95-110 ETF	10,000	1,700	1,700
Global X Disruptive Materials ETF	10,000	400	400
Global X Russell 2000 ETF	10,000	4,000	4,000

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Prior to November 8, 2023, with respect to the Global X NASDAQ 100 Tail Risk ETF, and prior to August 12, 2024, with respect to the Global X Lithium & Battery Tech ETF, BBH acted as the Custodian for the respective Funds, and if a Fund had a cash overdraft on a given day, it was assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF and Global X S&P 500® Collar 95-110 ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of each Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee

Global X Lithium & Battery Tech ETF	0.75%
Global X SuperDividend® ETF(1)	0.58%
Global X Social Media ETF	0.65%
Global X Guru® Index ETF	0.75%
Global X SuperIncomeTM Preferred ETF	0.48%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF	0.29%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X E-commerce ETF	0.50%
Global X S&P 500® Catholic Values Developed ex-U.S. ETF	0.35%
Global X NASDAQ 100® Tail Risk ETF	0.25%
Global X NASDAQ 100® Collar 95-110 ETF	0.25%
Global X S&P 500® Tail Risk ETF	0.25%
Global X S&P 500® Collar 95-110 ETF	0.25%
Global X Disruptive Materials ETF	0.59%
Global X Russell 2000 ETF	0.08%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X SuperDividend® ETF to the extent necessary to assure that the operating expenses of the Global X SuperDividend® ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.58% of the average daily net assets of the Global X SuperDividend® ETF per year until at least March 1, 2026.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and transfer agent of the Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Collar 95-110 ETF and the Global X Russell 2000 ETF. For the Funds for which it serves as Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the Funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

For all Funds other than the Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Collar 95-110 ETF and the Global X Russell 2000 ETF, BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The Custodian and transfer agent for the Global X NASDAQ 100 Tail Risk ETF transitioned from BBH to BNY Mellon on November 8, 2023.

The Custodian and transfer agent for the Global X Lithium & Battery Tech ETF transitioned from BBH to BNY Mellon on August 12, 2024.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Lithium & Battery Tech ETF	$361,281,311	$623,249,944
Global X SuperDividend® ETF	725,346,416	702,860,371
Global X Social Media ETF	24,026,374	28,267,250
Global X Guru® Index ETF	44,443,881	44,205,722
Global X SuperIncome™ Preferred ETF	101,955,307	101,606,692
Global X SuperDividend® U.S. ETF	327,605,076	350,615,386
Global X MSCI SuperDividend® Emerging Markets ETF	38,089,743	44,075,713
Global X SuperDividend® REIT ETF	188,147,050	193,889,363
Global X Renewable Energy Producers ETF	6,639,983	8,974,783
Global X S&P 500® Catholic Values ETF	69,681,980	69,464,439
Global X MSCI SuperDividend® EAFE ETF	7,082,754	6,799,029
Global X E-commerce ETF	20,753,875	20,835,608
Global X S&P Catholic Values Developed ex-U.S. ETF	1,848,143	1,701,258
Global X NASDAQ 100® Tail Risk ETF	129,300	214,571
Global X NASDAQ 100® Collar 95-110 ETF	203,183	307,703
Global X S&P 500® Tail Risk ETF	93,818	153,610
Global X S&P 500® Collar 95-110 ETF	79,650	169,254
Global X Disruptive Materials ETF	1,387,895	2,152,267
Global X Russell 2000 ETF	111,372,964	112,268,546

During the period ended October 31, 2024, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

October 31, 2024

4. INVESTMENT TRANSACTIONS (continued)

For the period ended October 31, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X Lithium & Battery Tech ETF	$60,699,337	$445,747,720	$29,865,526
Global X SuperDividend® ETF	16,308,690	15,870,180	2,514,940
Global X Social Media ETF	13,997,367	58,846,342	13,678,121
Global X Guru® Index ETF	29,129,108	41,630,923	9,563,796
Global X SuperIncome™ Preferred ETF	51,104,695	82,666,697	4,803,085
Global X SuperDividend® U.S. ETF	51,383,221	89,244,364	12,543,417
Global X MSCI SuperDividend® Emerging Markets ETF	–	3,930,238	352,616
Global X SuperDividend® REIT ETF	9,171,252	37,446,370	2,447,207
Global X Renewable Energy Producers ETF	–	10,172,056	(4,772,238)
Global X S&P 500® Catholic Values ETF	101,314,085	111,167,613	52,376,429
Global X MSCI SuperDividend® EAFE ETF	4,345,706	5,444,810	673,738
Global X E-commerce ETF	2,409,485	38,594,525	9,168,929
Global X S&P Catholic Values Developed ex-U.S. ETF	4,255,821	9,141,002	1,933,961
Global X NASDAQ 100® Tail Risk ETF	1,331,450	504,146	64,183
Global X NASDAQ 100® Collar 95-110 ETF	–	811,531	122,966
Global X S&P 500® Tail Risk ETF	291,538	912,271	194,866
Global X S&P 500® Collar 95-110 ETF	–	892,135	159,018
Global X Disruptive Materials ETF	386,696	2,187,044	(42,158)
Global X Russell 2000 ETF	1,611,182,295	302,951,114	28,411,651

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statement of Assets and Liabilities categorized by underlying risk exposure as of October 31, 2024.

Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value

Global X SuperDividend® ETF
Equity contracts	Unrealized appreciation on Future Contracts	$–	Equity contracts	Unrealized depreciation on Future Contracts	$(77,629)	*
Total Derivatives not accounted for as hedging instruments		$–			$(77,629)

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	Unrealized appreciation on Future Contracts	$–		Equity contracts	Unrealized depreciation on Future Contracts	$(3,092)	*
Total Derivatives not accounted for as hedging instruments		$–				$(3,092)

Global X SuperDividend® REIT ETF
Equity contracts	Unrealized appreciation on Future Contracts	$–		Equity contracts	Unrealized depreciation on Future Contracts	$(53,446)	*
Total Derivatives not accounted for as hedging instruments		$–				$(53,446)

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	Investments, at value	$20,100	**	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$20,100				$–

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	Investments, at value	$18,270	**	Equity contracts	Options written, at value	$7,200
Total Derivatives not accounted for as hedging instruments		$18,270				$7,200

Global X S&P 500® Tail Risk ETF
Equity contracts	Investments, at value	$16,068	**	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$16,068				$–

Global X S&P 500® Collar 95-110 ETF
Equity contracts	Investments, at value	$21,384	**	Equity contracts	Options written, at value	$1,496
Total Derivatives not accounted for as hedging instruments		$21,384				$1,496

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS (continued)

Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value

Global X Russell 2000 ETF
Equity contracts	Unrealized appreciation on Future Contracts	$–	Equity contracts	Unrealized depreciation on Future Contracts	$(12,072)	*
Total Derivatives not accounted for as hedging instruments		$–			$(12,072)

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

**Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2024:

Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased Options	Written Options	Futures
Global X SuperDividend® ETF
Equity contracts	$—	$—	$110,327

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	$—	$—	$(19,162)

Global X SuperDividend® REIT ETF
Equity contracts	$—	$—	$196,399

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(69,819)	$—	$—

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$20,521	$(121,089)	$—

Global X S&P 500® Tail Risk ETF
Equity contracts	$(51,871)	$—	$—

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(86,950)	$11,977	$—

Global X Russell 2000 ETF
Equity contracts	$—	$—	$(26,200)

Notes to Financial Statements (Continued)

October 31, 2024

5. DERIVATIVE TRANSACTIONS (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased Options	Written Options	Futures
Global X SuperDividend® ETF
Equity contracts	$—	$—	$(77,629)

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	$—	$—	$(3,092)

Global X SuperDividend® REIT ETF
Equity contracts	$—	$—	$(53,446)

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(12,582)	$—	$—

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$(34,552)	$(4,958)	$—

Global X S&P 500® Tail Risk ETF
Equity contracts	$(10,832)	$—	$—

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(33,618)	$(602)	$—

Global X Russell 2000 ETF
Equity contracts	$—	$—	$(12,072)

The following table discloses the average monthly balances of the Funds’ Futures activity during the year ended October 31, 2024:

	Average Notional Balance Short	Average Notional Balance Long
Global X SuperDividend® ETF	$-	$7,003,340
Global X MSCI SuperDividend® Emerging Markets ETF	-	82,478
Global X SuperDividend® REIT ETF	-	445,970
Global X Russell 2000 ETF	-	2,610,352

The following table discloses the average monthly balances of the Funds’ options activity during the year ended October 31, 2024:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X NASDAQ 100® Tail Risk ETF	$-	$19,921
Global X NASDAQ 100® Collar 95-110 ETF	(10,037)	29,698
Global X S&P 500® Tail Risk ETF	-	13,561
Global X S&P 500® Collar 95-110 ETF	(3,009)	21,922

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2024. Accordingly, the disclosures are for informational use by shareholders and are subject to changes attributable to activity through the end of the tax year ending December 31, 2024.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2024 are primarily attributable to preferred stock interest, foreign currency, redemptions in-kind, REIT adjustments, MLP adjustments, return of capital distributions, and sales of passive foreign investment companies.

The tax character of dividends and distributions declared during the periods ended October 31, 2024 and October 31, 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Lithium & Battery Tech ETF
2024	$22,783,171	$–	$–	$22,783,171
2023	38,976,032	–	–	38,976,032
Global X SuperDividend® ETF
2024	$82,970,679	$–	$–	$82,970,679
2023	71,554,165	–	17,865,200	89,419,365
Global X Social Media ETF
2024	$378,226	$–	$173,861	$552,087
2023	696,865	–	–	696,865
Global X Guru® Index ETF
2024	$217,907	$–	$–	$217,907
2023	140,340	–	13,339	153,679
Global X SuperIncome™ Preferred ETF
2024	$9,677,017	$–	$–	$9,677,017
2023	12,843,440	–	–	12,843,440
Global X SuperDividend® U.S. ETF
2024	$38,896,520	$–	$–	$38,896,520
2023	32,670,182	–	12,029,058	44,699,240
Global X MSCI SuperDividend® Emerging Markets ETF
2024	$3,099,999	$–	$–	$3,099,999

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2023	3,319,170	–	–	3,319,170
Global X SuperDividend® REIT ETF
2024	$15,618,158	$–	$3,572,605	$19,190,763
2023	17,667,250	–	6,960,250	24,627,500
Global X Renewable Energy Producers ETF
2024	$604,064	$–	$–	$604,064
2023	839,231	–	–	839,231
Global X S&P 500® Catholic Values ETF
2024	$8,941,586	$–	$–	$8,941,586
2023	7,699,184	–	–	7,699,184
Global X MSCI SuperDividend® EAFE ETF
2024	$677,906	$–	$–	$677,906
2023	736,065	–	–	736,065
Global X E-commerce ETF
2024	$154,261	$–	$–	$154,261
2023	–	–	42,666	42,666
Global X S&P Catholic Values Developed ex-U.S. ETF
2024	$400,397	$–	$–	$400,397
2023	253,178	–	–	253,178
Global X NASDAQ 100® Tail Risk ETF
2024	$10,896	$–	$–	$10,896
2023	4,771	–	–	4,771
Global X NASDAQ 100® Collar 95-110 ETF
2024	$13,700	$–	$–	$13,700
2023	8,877	–	–	8,877
Global X S&P 500® Tail Risk ETF
2024	$32,910	$–	$–	$32,910
2023	32,745	–	–	32,745
Global X S&P 500® Collar 95-110 ETF
2024	$28,907	$–	$–	$28,907
2023	40,011	–	–	40,011
Global X Disruptive Materials ETF
2024	$77,577	$–	$–	$77,577
2023	77,885	–	–	77,885
Global X Russell 2000 ETF
2024	$5,855,188	$–	$–	$5,855,188

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION (continued)

As of October 31, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Undistributed Ordinary Income	$3,436,019	$888,762	$–	$21,397
Capital Loss Carryforwards	(882,792,076)	(908,065,258)	(120,218,712)	(22,063,459)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(449,560,629)	(58,614,907)	(54,711,040)	4,415,283
Other Temporary Differences	(14)	(18)	–	(8)
Total Accumulated Losses	$(1,328,916,700)	$(965,791,421)	$(174,929,752)	$(17,626,787)

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF(1)
Undistributed Ordinary Income	$921,559	$3,070,672	$18,968	$–
Capital Loss Carryforwards	(110,398,997)	(225,863,294)	(28,311,077)	(256,944,305)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	2,243,648	63,708,666	(3,491,210)	(24,941,511)
Other Temporary Differences	5	12	2	(1,501,395)
Total Accumulated Losses	$(107,233,785)	$(159,083,944)	$(31,783,317)	$(283,387,211)

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Undistributed Ordinary Income	$139,064	$3,660,940	$92,194	$8,059
Capital Loss Carryforwards	(15,933,993)	(10,138,232)	(2,474,979)	(38,416,541)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(28,691,600)	254,756,142	(188,218)	(8,273,857)
Other Temporary Differences	(2)	2	(5)	(1)
Total Distributable Earnings (Accumulated Losses)	$(44,486,531)	$248,278,852	$(2,571,008)	$(46,682,340)

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION (continued)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Undistributed Ordinary Income	$135,295	$5,302	$148,262	$438,647
Capital Loss Carryforwards	(402,429)	(17,798)	–	–
Unrealized Appreciation on Investments and Foreign Currency	330,607	–	–	–
Other Temporary Differences	(1)	–	1	(1)
Total Distributable Earnings (Accumulated Losses)	$63,472	$(12,496)	$148,263	$438,646

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Russell 2000 ETF
Undistributed Ordinary Income	$298,046	$32,282	$4,795,651
Capital Loss Carryforwards	–	(1,787,121)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	–	(966,772)	93,047,902
Other Temporary Differences	–	(2)	(1)
Total Distributable Earnings (Accumulated Losses)	$298,046	$(2,721,613)	$97,843,552

(1)	The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2024 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Lithium & Battery Tech ETF	$1,795,904,248	$135,284,827	$(584,845,456)	$(449,560,629)
Global X SuperDividend® ETF	860,539,248	66,583,383	(125,198,290)	(58,614,907)
Global X Social Media ETF	175,216,292	13,610,753	(68,321,793)	(54,711,040)
Global X Guru® Index ETF	41,087,457	7,142,840	(2,727,557)	4,415,283
Global X SuperIncome™ Preferred ETF	159,386,386	4,982,781	(2,739,133)	2,243,648
Global X SuperDividend® U.S. ETF	579,022,914	109,196,100	(45,487,434)	63,708,666
Global X MSCI SuperDividend®Emerging Markets ETF	40,939,006	3,803,523	(7,294,733)	(3,491,210)
Global X SuperDividend® REIT ETF	215,549,747	16,205,529	(13,105,616)	3,099,913

Notes to Financial Statements (Continued)

October 31, 2024

6. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Renewable Energy Producers ETF	$63,802,647	$890,538	$(29,582,138)	$(28,691,600)
Global X S&P 500® Catholic Values ETF	643,670,534	291,447,978	(36,691,836)	254,756,142
Global X MSCI SuperDividend® EAFE ETF	10,882,517	697,514	(885,732)	(188,218)
Global X E-commerce ETF	68,294,040	11,322,251	(19,596,108)	(8,273,857)
Global X S&P Catholic Values Developed ex-U.S. ETF	12,356,322	1,287,160	(956,553)	330,607
Global X NASDAQ 100® Tail Risk ETF	2,705,540	552,724	(552,724)	–
Global X NASDAQ 100® Collar 95-110 ETF	1,801,980	479,325	(479,325)	–
Global X S&P 500® Tail Risk ETF	2,569,358	642,942	(642,942)	–
Global X S&P 500® Collar 95-110 ETF	1,915,599	493,028	(493,028)	–
Global X Disruptive Materials ETF	6,925,623	343,185	(1,309,957)	(966,772)
Global X Russell 2000 ETF	1,362,605,944	178,430,698	(85,382,796)	93,047,902

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, mixed straddles, MLP adjustments, wash sales and differences due to preferred debt securities.

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Notes to Financial Statements (Continued)

October 31, 2024

7. CONCENTRATION OF RISKS (continued)

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X Russell 2000 ETF, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities

Notes to Financial Statements (Continued)

October 31, 2024

8. LOANS OF PORTFOLIO SECURITIES (continued)

loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X Renewable Energy Producers ETF, and Global X E-commerce ETF, are held by BNY Mellon and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2024.

Notes to Financial Statements (Continued)

October 31, 2024

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Lithium & Battery Tech ETF	$114,885,705	$66,997,434	$47,888,271	$—
Global X SuperDividend® ETF	16,465,130	16,204,197	260,933	—
Global X Social Media ETF	1,302,509	1,302,509	—	—
Global X Guru® Index ETF	524,922	524,922	—	—
Global X SuperIncome™ Preferred ETF	11,072,136	11,072,136	—	—
Global X SuperDividend® U.S. ETF	241,016	241,016	—	—
Global X MSCI SuperDividend® Emerging Markets ETF	1,415,488	1,223,931	191,557	—
Global X Renewable Energy Producers ETF	1,177,656	1,177,656	—	—
Global X E-commerce ETF	3,706,230	3,614,194	92,036	—
Global X Russell 2000 ETF	22,479,594	22,479,594	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2024, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Lithium & Battery Tech ETF
Repurchase Agreements	$70,923,713	$—	$—	$—	$70,923,713
U.S. Government Securities	—	16,723	641,228	47,230,320	47,888,271
Total	$70,923,713	$16,723	$641,228	$47,230,320	$118,811,984
Global X SuperDividend® ETF
Repurchase Agreements	$18,243,280	$—	$—	$—	$18,243,280

Notes to Financial Statements (Continued)

October 31, 2024

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
U.S. Government Securities	$—	$—	$—	$260,933	$260,933
Total	$18,243,280	$—	$—	$260,933	$18,504,213
Global X Social Media ETF
Repurchase Agreements	$1,432,398	$—	$—	$—	$1,432,398
Total	$1,432,398	$—	$—	$—	$1,432,398
Global X Guru® Index ETF
Repurchase Agreements	$227,347	$—	$—	$—	$227,347
Total	$227,347	$—	$—	$—	$227,347
Global X SuperIncome™ Preferred ETF
Repurchase Agreements	$4,816,121	$—	$—	$—	$4,816,121
Total	$4,816,121	$—	$—	$—	$4,816,121
Global X SuperDividend® U.S. ETF
Repurchase Agreements	$254,060	$—	$—	$—	$254,060
Total	$254,060	$—	$—	$—	$254,060
Global X MSCI SuperDividend® Emerging Markets ETF
Repurchase Agreements	$1,294,739	$—	$—	$—	$1,294,739
U.S. Government Securities	—	—	8,215	183,342	191,557
Total	$1,294,739	$—	$8,215	$183,342	$1,486,296
Global X Renewable Energy Producers ETF
Repurchase Agreements	$1,288,968	$—	$—	$—	$1,288,968
Total	$1,288,968	$—	$—	$—	$1,288,968
Global X E-commerce ETF
Repurchase Agreements	$3,808,796	$—	$—	$—	$3,808,796
U.S. Government Securities	—	—	3,919	88,117	92,036
Total	$3,808,796	$—	$3,919	$88,117	$3,900,832
Global X Russell 2000 ETF
Repurchase Agreements	$10,205,955	$—	$—	$—	$10,205,955
Total	$10,205,955	$—	$—	$—	$10,205,955

9. REVERSE STOCK SPLIT

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X SuperDividend® ETF, Global X MSCI SuperDividend® Emerging Markets ETF and Global X SuperDividend® REIT ETF, (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19,

Notes to Financial Statements (Concluded)

October 31, 2024

9. REVERSE STOCK SPLIT (continued)

2022. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the Funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nineteen of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for each of the periods indicated in the table below, the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X Lithium & Battery Tech ETF (1)

Global X SuperDividend® ETF (1)

Global X Social Media ETF (1)

Global X Guru® Index ETF (1)

Global X SuperIncome™ Preferred ETF (1)

Global X SuperDividend® U.S. ETF (1)

Global X MSCI SuperDividend® Emerging Markets ETF (1)

Global X SuperDividend® REIT ETF (1)

Global X Renewable Energy Producers ETF (1)

Global X S&P 500® Catholic Values ETF (1)

Global X MSCI SuperDividend® EAFE ETF (1)

Global X E-commerce ETF (1)

Global X S&P Catholic Values Developed ex-U.S. ETF (1)

Global X Nasdaq 100® Tail Risk ETF (1)

Global X Nasdaq 100® Collar 95-110 ETF (1)

Global X S&P 500® Tail Risk ETF (1)

Global X S&P 500® Collar 95-110 ETF (1)

Global X Disruptive Materials ETF (1)

Global X Russell 2000 ETF (2)

(1)	Statements of operations for the year ended October 31, 2024, statements of changes in net assets for each of the two years in the period ended October 31, 2024.
(2)	Statement of operations and statement of changes in net assets for the period June 4, 2024 (commencement of operations) through October 31, 2024.

Report of Independent Registered Public Accounting Firm (Concluded)

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Lithium and Battery Tech ETF
	0.00%	0.00%	100.00%	100.00%	7.85%	71.85%
Global X SuperDividend® ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	23.71%
Global X Social Media ETF
	45.97%	0.00%	54.03%	100.00%	16.51%	58.56%
Global X Guru® Index ETF
	0.00%	0.00%	100.00%	100.00%	97.46%	100.00%
Global X SuperIncome™ Preferred ETF
	0.00%	0.00%	100.00%	100.00%	85.82%	83.30%
Global X SuperDividend® U.S. ETF
	0.00%	0.00%	100.00%	100.00%	55.22%	58.93%
Global X MSCI SuperDividend® Emerging Markets ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	70.71%
Global X SuperDividend® REIT ETF
	22.29%	0.00%	77.71%	100.00%	0.00%	5.45%
Global X Renewable Energy Producers ETF
	0.00%	0.00%	100.00%	100.00%	12.10%	61.01%
Global X S&P 500® Catholic Values ETF
	0.00%	0.00%	100.00%	100.00%	67.20%	71.17%
Global X MSCI SuperDividend® EAFE ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	80.64%
Global X E-commerce ETF
	0.00%	0.00%	100.00%	100.00%	93.75%	100.00%
Global X S&P Catholic Values Developed ex-U.S. ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	96.15%
Global X NASDAQ 100® Tail Risk ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	3.21%
Global X NASDAQ 100® Collar 95-110 ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X S&P 500® Tail Risk ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X S&P 500® Collar 95-110 ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Disruptive Materials ETF
	0.00%	0.00%	100.00%	100.00%	17.84%	100.00%
Global X Russell 2000 ETF
	0.00%	0.00%	100.00%	100.00%	39.55%	41.75%

Notice to Shareholders (unaudited)

For the fiscal year ended October 31, 2024, the Funds have designated the following items with regard to distributions paid during the year.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Lithium and Battery Tech ETF
	0.00%	0.64%	0.00%	0.00%	0.00%
Global X SuperDividend® ETF
	0.00%	0.02%	0.00%	16.96%	2.55%
Global X Social Media ETF
	0.00%	0.01%	0.00%	0.00%	0.00%
Global X Guru® Index ETF
	0.00%	2.07%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF
	0.00%	5.18%	0.00%	0.00%	0.00%
Global X SuperDividend® U.S. ETF
	0.00%	1.22%	0.00%	0.00%	0.00%
Global X MSCI SuperDividend® Emerging Markets ETF
	0.00%	0.01%	0.00%	0.00%	14.98%
Global X SuperDividend® REIT ETF
	0.00%	0.09%	0.00%	54.80%	0.00%
Global X Renewable Energy Producers ETF
	0.00%	0.05%	0.00%	0.00%	15.28%
Global X S&P 500® Catholic Values ETF
	0.00%	0.31%	0.00%	0.00%	0.00%
Global X MSCI SuperDividend® EAFE ETF
	0.00%	0.01%	0.00%	0.00%	8.36%
Global X E-commerce ETF
	0.00%	0.00%	0.00%	0.00%	0.00%
Global X S&P Catholic Values Developed ex-U.S. ETF
	0.00%	0.02%	0.00%	0.00%	7.72%
Global X NASDAQ 100® Tail Risk ETF
	0.00%	0.09%	0.00%	0.00%	0.00%
Global X NASDAQ 100® Collar 95-110 ETF
	0.00%	0.15%	0.00%	0.00%	0.00%
Global X S&P 500® Tail Risk ETF
	0.00%	0.03%	0.00%	0.00%	0.00%
Global X S&P 500® Collar 95-110 ETF
	0.00%	0.09%	0.00%	0.00%	0.00%
Global X Disruptive Materials ETF
	0.00%	0.08%	0.00%	0.00%	7.66%
Global X Russell 2000 ETF
	0.00%	0.03%	0.00%	0.00%	0.00%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3)  “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)  The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)  The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)  The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Notice to Shareholders (unaudited)

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2024 the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Superdividend® ETF	$49,724,354	$2,168,179
Global X MSCI SuperDividend® Emerging Markets ETF	3,371,442	546,169
Global X Renewable Energy Producers ETF	666,134	108,972
Global X MSCI SuperDividend® EAFE ETF	699,550	61,873
Global X S&P Catholic Values Developed ex-U.S. ETF	382,467	33,490
Global X Disruptive Materials ETF	49,252	6,431

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

Proxy Voting (Form N-CSR Item 9) (unaudited)

A Special Meeting of Shareholders of the Global X Funds (the “Trust”) was held on August 26, 2024, for the purpose of considering the proposal to elect each of the current Trustees to the Board of Trustees of the Trust. The proposal was approved on August 26, 2024 with the following voting results:

Trustee	Shares Voted
Charles A. Baker
For	1,000,273,461
Against	14,064,552
Abstain	12,508,484
Toai Chin
For	999,088,606
Against	14,951,430
Abstain	12,806,470
Clifford J. Weber
For	1,000,103,865
Against	14,142,432
Abstain	12,600,202
Ryan O’Connor
For	1,002,852,035
Against	11,528,537
Abstain	12,465,958

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on March 7, 2024 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X Russell 2000 ETF (the “New Fund”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of the New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

In advance of the New Fund Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Performance

The Board determined that, because the New Fund had not yet begun investment operations as of the date of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;

•	the management fee (including the proposed investment advisory fee) (the “Management Fee”) that was proposed to be borne by the New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Continued)

the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation that the New Fund’s proposed fee structure was lower than the average or median for the New Fund’s peer group;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

•	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fees for the New Fund reflected these

Approval of Investment Advisory Agreement (Form N-CSR Item 11) (Unaudited) (Concluded)

economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fees for the New Fund appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Fund. As a result, the Board concluded that, in the case of the New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

Notes

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-1500

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The disclosure regarding any matters submitted during the period covered by the report to a vote of shareholders, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)	No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)	No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the approval of any investment advisory contract approved during the registrant’s most recent fiscal half-year, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(a) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 6, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: January 6, 2025